UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Camilla Nwokonko, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2025 – March 31, 2026

Item 1.	Reports to Stockholders.

(a)

Beacon Planned Return Strategy Fund

INSTITUTIONAL - BPRLX

Semi-Annual Shareholder Report | March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Beacon Planned Return Strategy Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.

What were the Fund's Costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - Institutional	$64	1.27%

How did the Fund perform the past six months?

The Beacon Planned Return Strategy Fund - I returned 0.87% for the 6 months ended March 31, 2026. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 5.55% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct and sometimes complementary return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”.

During the period, the Directional /Enhanced component detracted value due to the decrease in the S&P 500, the Income component added value through the premium collected from selling out-of-the money call and put options, and the Hedge component added value due to the decrease in the S&P 500.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Beacon Planned Return Strategy Fund - Institutional - $1,886,705
S&P 500® Total Return Index - $2,967,391
CBOE S&P 500 BuyWrite Index - $1,702,859
$3,024,000
$2,595,000
$2,166,000
$1,737,000
$1,308,000
$879,000
10/2/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Beacon Planned Return Strategy Fund - Institutional - $1,886,705	S&P 500® Total Return Index - $2,967,391	CBOE S&P 500 BuyWrite Index - $1,702,859
10/2/2017	$1,000,000.00	$1,000,000.00	$1,000,000.00
3/31/2018	$1,013,244.09	$1,054,264.18	$1,010,887.60
9/30/2018	$1,076,446.45	$1,174,549.41	$1,096,538.69
3/31/2019	$1,091,691.78	$1,154,381.98	$1,044,148.20
9/30/2019	$1,138,587.63	$1,224,513.54	$1,084,395.69
3/31/2020	$1,026,380.15	$1,073,830.43	$879,937.53
9/30/2020	$1,220,717.43	$1,410,016.88	$1,023,023.12
3/31/2021	$1,327,212.06	$1,678,951.36	$1,163,269.12
9/30/2021	$1,361,462.70	$1,833,090.82	$1,238,906.91
3/31/2022	$1,411,347.42	$1,941,637.53	$1,336,334.83
9/30/2022	$1,219,717.49	$1,549,472.99	$1,100,035.87
3/31/2023	$1,391,764.80	$1,791,578.02	$1,244,705.65
9/30/2023	$1,471,494.04	$1,884,428.52	$1,260,913.75
3/31/2024	$1,607,838.09	$2,326,924.02	$1,392,723.17
9/30/2024	$1,687,785.84	$2,569,446.82	$1,491,727.82
3/31/2025	$1,699,633.77	$2,518,934.49	$1,529,225.39
9/30/2025	$1,870,459.90	$3,021,610.30	$1,613,277.34
3/31/2026	$1,886,704.67	$2,967,390.95	$1,702,859.02

Average Annual Total Retuns

Table Summary
Institutional	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Institutional	11.01%	7.29%	7.76%
S&P 500® Total Return Index	17.80%	12.06%	13.66%
CBOE S&P 500 BuyWrite Index	11.35%	7.92%	6.47%

Fund Statistics

  Total Net Assets$306,578,847
  # of Portfolio Holdings87
  Portfolio Turnover Rate (Institutional)-%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-844-894-9222 for current month-end performance.

What did the Fund invest in?

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10%
Call XSP May 78.55 05/14/2026	9.55%
Call XSP June 81.80 06/12/2026	9.12%
Call XSP 84.05 07/14/2026	8.81%
Call XSP September 87.40 09/14/2026	8.29%
Call XSP January 88.70 01/14/2027	7.81%
Call XSP December 90.80 12/14/2026	7.78%
Call XSP April 76.65 04/14/2026	7.33%
Call XSP August 86.15 08/14/2026	7.02%
Call XSP Febuary 87.25 02/12/2027	6.44%
Call XSP October 87.65 10/14/2026	5.89%
Total % of Top 10 Holdings	78.04%

Asset Class Weightings

(as a % of Net Assets)

Cash, Cash Equivalents, & Other Net Assets
(10.61)%
Purchased Options
108.94%
Short Term Security
1.67%
-20
0
20
40
60
80
100
120

Table Summary
Value	Value
Short Term Security	1.67%
Purchased Options	108.94%
Cash, Cash Equivalents, & Other Net Assets	(10.61)%

Country Weightings

(as a % of Net Assets)

Table Summary
Value	Value
58.42%
United States	52.19%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.beacontrust.com/services/investment-management/beacon-funds.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-973-206-7100.

Distributor, ALPS Distributors, Inc.

Phone: 1-844-894-9222

Email: mutualfunds@beacontrust.com

02110A597–SA–03312026

Beacon Planned Return Strategy Fund - Institutional

Semi-Annual Shareholder Report | March 31, 2026

Brigade High Income Fund

FOUNDERS CLASS: BHIMX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$26	0.52%

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $25,000,000 INVESTMENT

Brigade High Income Fund Founders Class - $32,974,939
Bloomberg U.S. Aggregate Bond Index - $27,926,266
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan - $31,495,595
ICE BofA US High Yield Constrained Index - $31,670,656
$33.0m
$31.7m
$30.4m
$29.2m
$27.9m
$26.6m
$25.3m
$24.1m
5/1/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
9/30/2024
12/31/2024
3/31/2025
6/30/2025
9/30/2025
12/31/2025
3/31/2026

Table Summary
	Brigade High Income Fund Founders Class - $32,974,939	Bloomberg U.S. Aggregate Bond Index - $27,926,266	60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan - $31,495,595	ICE BofA US High Yield Constrained Index - $31,670,656
5/1/2023	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
6/30/2023	$25,425,000.00	$24,879,385.65	$25,327,520.91	$25,199,133.31
9/30/2023	$26,186,194.33	$24,075,527.90	$25,749,515.66	$25,334,141.56
12/31/2023	$27,582,074.10	$25,716,787.04	$27,135,713.10	$27,125,257.94
3/31/2024	$28,352,938.47	$25,517,309.47	$27,655,682.98	$27,534,925.71
6/30/2024	$28,551,648.10	$25,533,962.34	$28,044,331.21	$27,835,018.57
9/30/2024	$30,202,895.13	$26,860,720.16	$29,163,056.07	$29,303,858.85
12/31/2024	$30,576,449.32	$26,038,306.35	$29,456,796.47	$29,349,979.36
3/31/2025	$30,953,036.92	$26,762,468.24	$29,696,586.26	$29,627,218.32
6/30/2025	$31,801,694.96	$27,085,414.94	$30,609,597.47	$30,685,255.88
9/30/2025	$32,565,401.51	$27,635,316.45	$31,256,641.82	$31,421,584.81
12/31/2025	$32,893,377.65	$27,939,350.25	$31,658,323.58	$31,845,697.48
3/31/2026	$32,974,938.91	$27,926,265.85	$31,495,595.50	$31,670,656.21

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	6.53%	9.95%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.87%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	6.06%	8.24%
ICE BofA US High Yield Constrained Index	6.90%	8.44%

FUND STATISTICS

  Total Net Assets$1,045,452,988
  # of Portfolio Holdings381
  Portfolio Turnover Rate21%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Corporate Bonds	56.8%
Bank Loans	37.1%
Common Stocks	1.6%
Convertible Bonds	0.6%
Preferred Stocks	0.1%
Rights and Warrants	0.0%
Cash and Equivalents	3.7%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Consumer, Non-cyclical 23.6%
Consumer, Cyclical 16.3%
Communications 13.5%
Financial 12.9%
Basic Materials 9.0%
Technology 7.2%
Energy 7.2%
Industrial 5.2%
Utilities 1.5%
Cash and Equivalents 3.7%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Cash and Equivalents	3.7%
Utilities	1.5%
Industrial	5.2%
Energy	7.2%
Technology	7.2%
Basic Materials	9.0%
Financial	12.9%
Communications	13.5%
Consumer, Cyclical	16.3%
Consumer, Non-cyclical	23.6%

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10	Top 10
Akumin, Inc. 08/31/2031 9.75%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
GrubHub Holdings, Inc. 07/31/2030 13.00 (7.00 PIK)%	0.8%
Envision Healthcare Corp.	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.7%
Global Medical Response TL B 10/02/2028 3M SOFR + 3.50%	0.7%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.7%
Rain Carbon, Inc. 09/01/2029 12.25%	0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.7%
Total % of Top 10 Holdings	7.9%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.7%
BB	30.9%
B	41.9%
CCC	12.9%
CC	0.0%
D	0.8%
NR	7.4%
Cash and Equivalents	3.7%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

Ratings shown are a calculated average of bond ratings provided by third party, ratings agencies S&P, Moody’s and Fitch and range from AAA (highest) to D (lowest). Bonds with no third-party rating are designated Not Rated and do not necessarily indicate low credit quality. For such securities Brigade evaluates the credit quality. Credit ratings are subjective opinions of rating agencies and may be subject to change.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - FOUNDERS CLASS

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A456–SA–03312026

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com/resources.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at    1-(844)-903-0443.

Brigade High Income Fund

INSTITUTIONAL CLASS: BHIIX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$26	0.52%

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

Brigade High Income Fund Institutional Class - $1,318,168
Bloomberg U.S. Aggregate Bond Index - $1,103,447
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan - $1,265,421
ICE BofA US High Yield Constrained Index - $1,274,712
$1.3m
$1.3m
$1.2m
$1.2m
$1.1m
$1.1m
$1.0m
$951.0k
5/4/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
9/30/2024
12/31/2024
3/31/2025
6/30/2025
9/30/2025
12/31/2025
3/31/2026

Table Summary
	Brigade High Income Fund Institutional Class - $1,318,168	Bloomberg U.S. Aggregate Bond Index - $1,103,447	60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan - $1,265,421	ICE BofA US High Yield Constrained Index - $1,274,712
5/4/2023	$1,000,000.00	$1,000,000.00	$1,000,000.00	$1,000,000.00
6/30/2023	$1,019,038.08	$983,056.42	$1,017,601.90	$1,014,239.97
9/30/2023	$1,048,863.25	$951,293.68	$1,034,556.68	$1,019,673.92
12/31/2023	$1,104,225.17	$1,016,144.57	$1,090,250.93	$1,091,764.57
3/31/2024	$1,134,566.82	$1,008,262.64	$1,111,142.13	$1,108,253.29
6/30/2024	$1,142,094.67	$1,008,920.64	$1,126,757.12	$1,120,331.73
9/30/2024	$1,206,547.78	$1,061,344.68	$1,171,704.93	$1,179,451.08
12/31/2024	$1,221,042.91	$1,028,848.73	$1,183,506.75	$1,181,307.39
3/31/2025	$1,235,958.64	$1,057,462.46	$1,193,140.96	$1,192,465.98
6/30/2025	$1,269,906.70	$1,070,223.02	$1,229,823.66	$1,235,050.93
9/30/2025	$1,300,407.91	$1,091,951.21	$1,255,820.42	$1,264,687.44
12/31/2025	$1,313,515.20	$1,103,964.47	$1,271,959.08	$1,281,757.55
3/31/2026	$1,318,167.93	$1,103,447.47	$1,265,421.03	$1,274,712.31

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	6.65%	9.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.44%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	6.06%	8.43%
ICE BofA US High Yield Constrained Index	6.90%	8.70%

FUND STATISTICS

  Total Net Assets$1,045,452,988
  # of Portfolio Holdings381
  Portfolio Turnover Rate21%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Corporate Bonds	56.8%
Bank Loans	37.1%
Common Stocks	1.6%
Convertible Bonds	0.6%
Preferred Stocks	0.1%
Rights and Warrants	0.0%
Cash and Equivalents	3.7%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	3.7%
Utilities	1.5%
Industrial	5.2%
Energy	7.2%
Technology	7.2%
Basic Materials	9.0%
Financial	12.9%
Communications	13.5%
Consumer, Cyclical	16.3%
Consumer, Non-cyclical	23.6%

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10	Top 10
Akumin, Inc. 08/31/2031 9.75%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
GrubHub Holdings, Inc. 07/31/2030 13.00 (7.00 PIK)%	0.8%
Envision Healthcare Corp.	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.7%
Global Medical Response TL B 10/02/2028 3M SOFR + 3.50%	0.7%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.7%
Rain Carbon, Inc. 09/01/2029 12.25%	0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.7%
Total % of Top 10 Holdings	7.9%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.7%
BB	30.9%
B	41.9%
CCC	12.9%
CC	0.0%
D	0.8%
NR	7.4%
Cash and Equivalents	3.7%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

Ratings shown are a calculated average of bond ratings provided by third party, ratings agencies S&P, Moody’s and Fitch and range from AAA (highest) to D (lowest). Bonds with no third-party rating are designated Not Rated and do not necessarily indicate low credit quality. For such securities Brigade evaluates the credit quality. Credit ratings are subjective opinions of rating agencies and may be subject to change.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - INSTITUTIONAL CLASS

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A449–SA–03312026

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com/resources.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at    1-(844)-903-0443.

Carret Kansas Tax-Exempt Bond Fund

CLASS A : IKSTX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - A	$40	0.80%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

For the 6 months ending March 31, 2026, the Carret Kansas Tax-Exempt Bond Fund returned 0.92% compared to a return of 1.38% for the Bloomberg Municipal Bond Index and a return of 0.24% for the Bloomberg 7 Year Municipal Bond Index. The return of the Fund was primarily driven by falling intermediate-duration interest rates in 4Q25 followed by rising intermediate-duration interest rates in 1Q26. The swing in interest rates was tied to Fed rate cuts and slowing economic growth in 4Q25 quickly followed by rising inflationary pressures and geopolitical uncertainly in 1Q26. The balance between strong supply and strong demand combined with a positive credit outlook helped to soften return volatility for the period.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,262
Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,780
Bloomberg Municipal Bond Index - $12,379
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,229
$15,000
$10,000
$5,000
3/31/2016
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,262	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,780	Bloomberg Municipal Bond Index - $12,379	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,229
3/31/2016	$10,000.00	$9,571.92	$10,000.00	$10,000.13
4/30/2016	$10,040.08	$9,610.28	$10,073.56	$10,066.92
10/31/2016	$10,064.49	$9,633.65	$10,122.89	$10,098.93
4/30/2017	$10,020.49	$9,591.53	$10,088.07	$10,087.56
10/31/2017	$10,129.98	$9,696.33	$10,344.82	$10,273.34
3/31/2018	$10,076.23	$9,644.89	$10,281.68	$10,120.27
9/30/2018	$10,078.75	$9,647.29	$10,355.59	$10,206.78
3/31/2019	$10,432.09	$9,985.51	$10,835.33	$10,693.13
9/30/2019	$10,734.17	$10,274.66	$11,241.06	$11,009.95
3/31/2020	$10,854.29	$10,389.63	$11,252.37	$11,004.38
9/30/2020	$11,153.83	$10,676.35	$11,701.03	$11,535.97
3/31/2021	$11,212.85	$10,732.85	$11,872.19	$11,619.92
9/30/2021	$11,270.62	$10,788.14	$12,008.53	$11,700.17
3/31/2022	$10,657.36	$10,201.14	$11,341.60	$11,056.34
9/30/2022	$9,950.21	$9,524.26	$10,627.48	$10,634.69
3/31/2023	$10,629.02	$10,174.01	$11,370.90	$11,278.29
9/30/2023	$10,081.17	$9,649.61	$10,910.58	$10,871.72
3/31/2024	$10,721.16	$10,262.20	$11,726.41	$11,519.96
9/30/2024	$10,933.56	$10,465.51	$12,042.19	$11,787.61
3/31/2025	$10,847.60	$10,383.24	$11,869.43	$11,721.51
9/30/2025	$11,177.89	$10,699.39	$12,209.88	$12,197.43
3/31/2026	$11,261.89	$10,779.79	$12,378.91	$12,229.21

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	3.82%	0.09%	1.20%
Carret Kansas Tax-Exempt Bond Fund - Class A - Load	-0.63%	-0.77%	0.75%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	4.35%	1.03%	2.03%

FUND STATISTICS

  Total Net Assets$131,285,230
  # of Portfolio Holdings169
  Portfolio Turnover Rate5%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
5-10 Yr	41.4%
> 10 Yr	35.3%
3-5 Yr	14.1%
1-3 Yr	8.2%
&lt; 1 Yr	0.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.64%
Health Care	1.03%
Public Services	1.29%
Transportation	10.08%
Utilities	11.06%
Education	36.17%
General Obligation	39.43%

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10%
Johnson County Unified School District No 229 Blue Valley 10/01/2038 5.00%	1.70%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.57%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.57%
Allen County Unified School District No 257 09/01/2043 3.00%	1.52%
Kansas Development Finance Authority 05/01/2042 5.00%	1.23%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.18%
City of Lenexa KS 09/01/2033 3.00%	1.17%
County of Johnson KS 09/01/2035 4.00%	1.17%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.15%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.15%
Total % of Top 10 Holdings	13.41%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - CLASS A

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

02110A530–SA–03312026

Carret Kansas Tax-Exempt Bond Fund

INSTITUTIONAL : SEKSX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - Institutional for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - Institutional	$24	0.48%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

For the 6 months ending March 31, 2026, the Carret Kansas Tax-Exempt Bond Fund returned 0.92% compared to a return of 1.38% for the Bloomberg Municipal Bond Index and a return of 0.24% for the Bloomberg 7 Year Municipal Bond Index. The return of the Fund was primarily driven by falling intermediate-duration interest rates in 4Q25 followed by rising intermediate-duration interest rates in 1Q26. The swing in interest rates was tied to Fed rate cuts and slowing economic growth in 4Q25 quickly followed by rising inflationary pressures and geopolitical uncertainly in 1Q26. The balance between strong supply and strong demand combined with a positive credit outlook helped to soften return volatility for the period.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $3,000,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,471,268
Bloomberg Municipal Bond Index - $3,713,673
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,668,715
$3,720,000
$3,575,000
$3,430,000
$3,285,000
$3,140,000
$2,995,000
3/31/2016
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,471,268	Bloomberg Municipal Bond Index - $3,713,673	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,668,715
3/31/2016	$3,000,000.00	$3,000,000.00	$2,999,999.80
4/30/2016	$3,012,981.71	$3,022,067.66	$3,020,038.30
10/31/2016	$3,026,219.83	$3,036,868.49	$3,029,640.08
4/30/2017	$3,018,811.59	$3,026,422.42	$3,026,230.75
10/31/2017	$3,057,788.82	$3,103,445.51	$3,081,962.83
3/31/2018	$3,046,476.64	$3,084,503.66	$3,036,041.27
9/30/2018	$3,053,099.42	$3,106,678.18	$3,061,993.90
3/31/2019	$3,161,147.90	$3,250,598.89	$3,207,899.22
9/30/2019	$3,259,879.35	$3,372,318.35	$3,302,942.93
3/31/2020	$3,300,459.64	$3,375,711.32	$3,301,273.06
9/30/2020	$3,395,778.89	$3,510,308.04	$3,460,746.11
3/31/2021	$3,418,007.29	$3,561,656.77	$3,485,933.39
9/30/2021	$3,439,920.00	$3,602,559.42	$3,510,007.42
3/31/2022	$3,256,823.87	$3,402,481.05	$3,316,858.56
9/30/2022	$3,044,546.54	$3,188,243.05	$3,190,365.54
3/31/2023	$3,256,293.10	$3,411,270.72	$3,383,444.82
9/30/2023	$3,092,351.53	$3,273,174.16	$3,261,474.38
3/31/2024	$3,292,665.11	$3,517,922.18	$3,455,945.22
9/30/2024	$3,362,096.47	$3,612,658.18	$3,536,238.37
3/31/2025	$3,333,599.31	$3,560,828.56	$3,516,408.61
9/30/2025	$3,439,623.98	$3,662,964.97	$3,659,182.91
3/31/2026	$3,471,267.95	$3,713,672.51	$3,668,715.11

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	4.13%	0.31%	1.47%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	4.35%	1.03%	2.03%

FUND STATISTICS

  Total Net Assets$131,285,230
  # of Portfolio Holdings169
  Portfolio Turnover Rate5%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
5-10 Yr	41.4%
> 10 Yr	35.3%
3-5 Yr	14.1%
1-3 Yr	8.2%
&lt; 1 Yr	0.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.64%
Health Care	1.03%
Public Services	1.29%
Transportation	10.08%
Utilities	11.06%
Education	36.17%
General Obligation	39.43%

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10%
Johnson County Unified School District No 229 Blue Valley 10/01/2038 5.00%	1.70%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.57%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.57%
Allen County Unified School District No 257 09/01/2043 3.00%	1.52%
Kansas Development Finance Authority 05/01/2042 5.00%	1.23%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.18%
City of Lenexa KS 09/01/2033 3.00%	1.17%
County of Johnson KS 09/01/2035 4.00%	1.17%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.15%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.15%
Total % of Top 10 Holdings	13.41%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - INSTITUTIONAL

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

02110A522–SA–03312026

CLARKSTON FOUNDERS FUND

Founders Class: CFMDX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$40	0.80%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Founders Class had a return of -1.72% compared to 1.45% for the Russell Midcap® Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  FedEx Corporation (FDX), a provider of transportation, e-commerce, and business services in the United States and internationally that operates through two segments: Federal Express and FedEx Freight.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Founders - $11,513
Russell 3000® Index - $16,774
Russell Midcap® Index - $14,198
$20,000
$15,000
$10,000
$5,000
$0
2/16/2021
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Clarkston Founders Fund - Founders - $11,513	Russell 3000® Index - $16,774	Russell Midcap® Index - $14,198
2/16/2021	$10,000.00	$10,000.00	$10,000.01
3/31/2021	$10,366.20	$10,014.44	$9,999.73
9/30/2021	$9,709.86	$10,828.58	$10,650.09
3/31/2022	$10,287.35	$11,208.59	$10,691.83
9/30/2022	$8,871.31	$8,919.79	$8,584.62
3/31/2023	$9,916.10	$10,246.88	$9,752.87
9/30/2023	$9,723.29	$10,744.89	$9,738.90
3/31/2024	$11,119.15	$13,248.53	$11,932.23
9/30/2024	$11,294.20	$14,526.40	$12,595.16
3/31/2025	$11,150.97	$14,204.94	$12,241.84
9/30/2025	$11,713.79	$17,055.31	$13,994.16
3/31/2026	$11,512.86	$16,773.97	$14,197.77

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Founders	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	3.25%	2.12%	2.79%
Russell 3000® Index	18.09%	10.87%	10.64%
Russell Midcap® Index	15.98%	7.26%	7.09%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$162,970,696
  # of Portfolio Holdings (excluding cash)29
  Portfolio Turnover Rate14%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.97%
Basic Materials	1.92%
Utilities	2.89%
Consumer Discretionary	10.68%
Financials	11.57%
Industrials	11.95%
Consumer Staples	17.18%
Health Care	17.78%
Technology	23.06%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	12.11%
Post Holdings, Inc.	9.40%
Affiliated Managers Group, Inc.	7.30%
Avantor, Inc.	5.53%
CCC Intelligent Solutions Holdings Inc.	5.52%
IQVIA Holdings, Inc.	3.77%
LKQ Corp.	3.69%
Becton Dickinson & Co.	3.67%
Middleby Corp.	3.50%
Fidelity National Information Services, Inc.	3.45%
Total % of Top 10 Holdings	57.94%

Clarkston Founders Fund - Founders Class : CFMDX

Semi-Annual Shareholder Report - March 31, 2026

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A498–SA–03312026

CLARKSTON FOUNDERS FUND

Institutional Class: CIMDX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$44	0.90%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Institutional Class had a return of -1.88% compared to 1.45% for the Russell Midcap® Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  FedEx Corporation (FDX), a provider of transportation, e-commerce, and business services in the United States and internationally that operates through two segments: Federal Express and FedEx Freight.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Institutional - $19,076
Russell 3000® Index - $31,785
Russell Midcap® Index - $24,701
$40,000
$30,000
$20,000
$10,000
$0
1/31/2017
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Clarkston Founders Fund - Institutional - $19,076	Russell 3000® Index - $31,785	Russell Midcap® Index - $24,701
1/31/2017	$10,000.00	$10,000.00	$10,000.00
3/31/2017	$10,270.00	$10,378.98	$10,266.89
9/30/2017	$10,640.00	$11,180.72	$10,910.60
3/31/2018	$11,084.57	$11,812.65	$11,519.28
9/30/2018	$11,385.78	$13,146.27	$12,435.94
3/31/2019	$11,364.13	$12,848.21	$12,264.58
9/30/2019	$11,990.90	$13,529.83	$12,832.06
3/31/2020	$10,244.09	$11,675.76	$10,019.36
9/30/2020	$13,110.31	$15,559.49	$13,416.23
3/31/2021	$17,258.65	$18,976.41	$17,397.37
9/30/2021	$16,165.93	$20,519.14	$18,528.86
3/31/2022	$17,110.29	$21,239.23	$18,601.47
9/30/2022	$14,753.59	$16,902.16	$14,935.38
3/31/2023	$16,475.41	$19,416.87	$16,967.88
9/30/2023	$16,154.61	$20,360.55	$16,943.58
3/31/2024	$18,459.07	$25,104.70	$20,759.50
9/30/2024	$18,738.58	$27,526.15	$21,912.85
3/31/2025	$18,493.42	$26,917.01	$21,298.16
9/30/2025	$19,429.21	$32,318.20	$24,346.82
3/31/2026	$19,076.14	$31,785.09	$24,701.05

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	3.09%	2.01%	7.30%
Russell 3000® Index	18.09%	10.87%	13.45%
Russell Midcap® Index	15.98%	7.26%	10.37%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$162,970,696
  # of Portfolio Holdings (excluding cash)29
  Portfolio Turnover Rate14%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.97%
Basic Materials	1.92%
Utilities	2.89%
Consumer Discretionary	10.68%
Financials	11.57%
Industrials	11.95%
Consumer Staples	17.18%
Health Care	17.78%
Technology	23.06%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	12.11%
Post Holdings, Inc.	9.40%
Affiliated Managers Group, Inc.	7.30%
Avantor, Inc.	5.53%
CCC Intelligent Solutions Holdings Inc.	5.52%
IQVIA Holdings, Inc.	3.77%
LKQ Corp.	3.69%
Becton Dickinson & Co.	3.67%
Middleby Corp.	3.50%
Fidelity National Information Services, Inc.	3.45%
Total % of Top 10 Holdings	57.94%

Clarkston Founders Fund - Institutional Class : CIMDX

Semi-Annual Shareholder Report - March 31, 2026

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A647–SA–03312026

CLARKSTON FUND

Institutional Class: CILGX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$32	0.65%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Institutional Class had a return of -1.75% compared to -1.87% for the Russell 1000® Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  FedEx Corporation (FDX), a provider of transportation, e-commerce, and business services in the United States and internationally that operates through two segments: Federal Express and FedEx Freight.

  Anheuser-Busch InBev SA/NV ADR (BUD), a company that produces and sells beer in North America, Middle Americas, South America, Europe, the Middle East, Africa, and the Asia Pacific.

Three largest detractors from the Fund’s performance for the period:

  Gartner, Inc. (IT), a provider of business and technology insights for decisions and performance on an organization's priorities in the United States, Canada, Europe, the Middle East, Africa, and internationally.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Fund - $21,444
Russell 3000® Index - $35,946
Russell 1000® Index - $36,740
$40,000
$30,000
$20,000
$10,000
$0
4/1/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Clarkston Fund - $21,444	Russell 3000® Index - $35,946	Russell 1000® Index - $36,740
4/1/2016	$10,000.00	$10,000.00	$10,000.00
9/30/2016	$10,520.00	$10,651.67	$10,602.18
3/31/2017	$11,271.84	$11,737.55	$11,671.67
9/30/2017	$11,585.22	$12,644.23	$12,567.65
3/31/2018	$11,726.63	$13,358.88	$13,303.22
9/30/2018	$12,279.68	$14,867.07	$14,800.28
3/31/2019	$12,661.47	$14,530.00	$14,540.54
9/30/2019	$13,620.34	$15,300.84	$15,373.48
3/31/2020	$10,996.41	$13,204.07	$13,373.48
9/30/2020	$13,731.26	$17,596.17	$17,835.26
3/31/2021	$18,393.09	$21,460.36	$21,476.10
9/30/2021	$17,862.05	$23,205.03	$23,357.70
3/31/2022	$18,728.70	$24,019.37	$24,325.99
9/30/2022	$15,301.96	$19,114.60	$19,336.61
3/31/2023	$18,053.88	$21,958.47	$22,284.19
9/30/2023	$17,909.66	$23,025.67	$23,434.76
3/31/2024	$21,233.99	$28,390.82	$28,940.02
9/30/2024	$21,301.83	$31,129.23	$31,796.23
3/31/2025	$20,785.56	$30,440.35	$31,203.36
9/30/2025	$21,825.52	$36,548.53	$37,439.54
3/31/2026	$21,444.24	$35,945.64	$36,740.21

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	3.17%	3.12%	7.93%
Russell 3000® Index	18.09%	10.87%	13.65%
Russell 1000® Index	17.74%	11.34%	13.90%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$96,810,558
  # of Portfolio Holdings (excluding cash)27
  Portfolio Turnover Rate9%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	5.34%
Basic Materials	3.15%
Consumer Discretionary	6.75%
Technology	14.42%
Financials	14.95%
Industrials	16.04%
Consumer Staples	19.67%
Health Care	19.68%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Post Holdings, Inc.	10.11%
Affiliated Managers Group, Inc.	8.00%
Clarivate PLC	7.17%
IQVIA Holdings, Inc.	5.11%
Avantor, Inc.	5.06%
Becton Dickinson & Co.	5.03%
Fidelity National Information Services, Inc.	4.60%
Fortive Corp.	4.57%
Airbnb, Inc.	3.91%
Lamb Weston Holdings, Inc.	3.71%
Total % of Top 10 Holdings	57.27%

Clarkston Fund - Institutional Class : CILGX

Semi-Annual Shareholder Report - March 31, 2026

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A662–SA–03312026

CLARKSTON PARTNERS FUND

Founders Class: CFSMX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$42	0.85%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Founders Class had a return of -3.60% compared to 4.30% for the Russell 2500TM Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Neogen Corporation (NEOG), a company that develops, manufactures, and markets various products and services for food and animal safety in the United States and internationally.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

  C.H. Robinson Worldwide, Inc. (CHRW), a provider of freight transportation and related logistics and supply chain services in the United States and internationally.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Partners Fund - Founders - $18,347
Russell 3000® Index - $36,157
Russell 2500™ Index - $27,348
$40,000
$30,000
$20,000
$10,000
$0
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Clarkston Partners Fund - Founders - $18,347	Russell 3000® Index - $36,157	Russell 2500™ Index - $27,348
3/31/2016	$10,000.00	$10,000.00	$10,000.00
9/30/2016	$10,682.69	$10,714.40	$11,036.99
3/31/2017	$11,462.55	$11,806.67	$12,152.89
9/30/2017	$12,056.11	$12,718.69	$13,000.81
3/31/2018	$12,671.31	$13,437.54	$13,649.19
9/30/2018	$13,105.19	$14,954.62	$15,106.01
3/31/2019	$12,947.96	$14,615.56	$14,261.13
9/30/2019	$13,562.01	$15,390.94	$14,495.10
3/31/2020	$11,351.55	$13,281.83	$11,056.45
9/30/2020	$13,857.02	$17,699.79	$14,816.75
3/31/2021	$19,321.27	$21,586.73	$20,940.97
9/30/2021	$17,941.18	$23,341.67	$21,488.47
3/31/2022	$19,017.09	$24,160.81	$21,012.44
9/30/2022	$16,808.20	$19,227.16	$16,952.80
3/31/2023	$18,427.17	$22,087.77	$18,829.44
9/30/2023	$18,023.07	$23,161.26	$18,865.78
3/31/2024	$20,457.52	$28,558.01	$22,864.86
9/30/2024	$20,541.48	$31,312.54	$23,802.34
3/31/2025	$19,286.26	$30,619.61	$22,153.69
9/30/2025	$19,031.74	$36,763.76	$26,220.71
3/31/2026	$18,346.92	$36,157.31	$27,347.71

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Founders	1 Year	5 Year	10 Year
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	-4.87%	-1.03%	6.26%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2500™ Index	23.45%	5.48%	10.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$311,984,989
  # of Portfolio Holdings (excluding cash)27
  Portfolio Turnover Rate11%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.12%
Utilities	3.14%
Consumer Discretionary	8.66%
Industrials	9.43%
Financials	13.27%
Health Care	19.10%
Technology	22.07%
Consumer Staples	23.21%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	11.19%
Post Holdings, Inc.	9.51%
Affiliated Managers Group, Inc.	7.81%
CCC Intelligent Solutions Holdings Inc.	5.96%
Avantor, Inc.	5.91%
John Wiley & Sons, Inc.	4.70%
LKQ Corp.	3.96%
Envista Holdings Corp.	3.86%
Middleby Corp.	3.53%
Waystar Holding Corp.	3.52%
Total % of Top 10 Holdings	59.95%

Clarkston Partners Fund - Founders Class : CFSMX

Semi-Annual Shareholder Report - March 31, 2026

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A670–SA–03312026

CLARKSTON PARTNERS FUND

Institutional Class: CISMX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$46	0.94%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Institutional Class had a return of -3.67% compared to 4.30% for the Russell 2500TM Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Neogen Corporation (NEOG), a company that develops, manufactures, and markets various products and services for food and animal safety in the United States and internationally.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

  C.H. Robinson Worldwide, Inc. (CHRW), a provider of freight transportation and related logistics and supply chain services in the United States and internationally.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $25,000 INVESTMENT

Clarkston Partners Fund - Institutional - $45,406
Russell 3000® Index - $90,393
Russell 2500™ Index - $68,369
$100,000
$75,000
$50,000
$25,000
$0
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Clarkston Partners Fund - Institutional - $45,406	Russell 3000® Index - $90,393	Russell 2500™ Index - $68,369
3/31/2016	$25,000.00	$25,000.00	$25,000.00
9/30/2016	$26,684.31	$26,785.99	$27,592.46
3/31/2017	$28,625.06	$29,516.66	$30,382.22
9/30/2017	$30,085.52	$31,796.72	$32,502.02
3/31/2018	$31,612.06	$33,593.85	$34,122.98
9/30/2018	$32,647.71	$37,386.54	$37,765.02
3/31/2019	$32,264.58	$36,538.89	$35,652.83
9/30/2019	$33,773.26	$38,477.35	$36,237.75
3/31/2020	$28,263.23	$33,204.56	$27,641.12
9/30/2020	$34,470.71	$44,249.46	$37,041.86
3/31/2021	$48,028.43	$53,966.82	$52,352.43
9/30/2021	$44,579.50	$58,354.17	$53,721.18
3/31/2022	$47,250.24	$60,402.01	$52,531.09
9/30/2022	$41,731.97	$48,067.88	$42,381.99
3/31/2023	$45,730.60	$55,219.42	$47,073.60
9/30/2023	$44,720.35	$57,903.15	$47,164.45
3/31/2024	$50,719.02	$71,395.00	$57,162.16
9/30/2024	$50,928.89	$78,281.33	$59,505.85
3/31/2025	$47,808.34	$76,549.00	$55,384.21
9/30/2025	$47,136.97	$91,909.37	$65,551.77
3/31/2026	$45,406.40	$90,393.26	$68,369.28

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	10 Year
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	-5.02%	-1.12%	6.15%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2500™ Index	23.45%	5.48%	10.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$311,984,989
  # of Portfolio Holdings (excluding cash)27
  Portfolio Turnover Rate11%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.12%
Utilities	3.14%
Consumer Discretionary	8.66%
Industrials	9.43%
Financials	13.27%
Health Care	19.10%
Technology	22.07%
Consumer Staples	23.21%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	11.19%
Post Holdings, Inc.	9.51%
Affiliated Managers Group, Inc.	7.81%
CCC Intelligent Solutions Holdings Inc.	5.96%
Avantor, Inc.	5.91%
John Wiley & Sons, Inc.	4.70%
LKQ Corp.	3.96%
Envista Holdings Corp.	3.86%
Middleby Corp.	3.53%
Waystar Holding Corp.	3.52%
Total % of Top 10 Holdings	59.95%

Clarkston Partners Fund - Institutional Class : CISMX

Semi-Annual Shareholder Report - March 31, 2026

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A688–SA–03312026

NYSE Arca: ETFT

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Fundsmith Equity ETF for the period of December 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.fundsmithetf.us/#documents. You can also request this information by contacting us at (203) 813-5519.

*The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

What were the Fund’s costs over the period?*

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Fundsmith Equity ETF	$31	1.00%

*The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

How has the Fund performed since inception?

For the period from inception on December 1, 2025 to March 31, 2026, the Fund declined 10.43% compared to the decline of 2.35% for the MSCI World Index.

Relative performance was impacted by the war with Iran which led to strong performance in the Energy sector where at period end, we had a zero weighting and by the on-going boom in Information Technology due to investor enthusiasm with AI stocks in which we were significantly underweight exiting the period due to our belief that a bubble is developing. The Fund's overweight to Health Care was also a negative detractor.

Positive contributors included Taiwan Semiconductor, Texas Instruments, and Marriott, while holdings such as LVMH, EssilorLuxottica, Wolters Kluwer, and ADP detracted.

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

$10,750
$10,250
$9,750
$9,250
$8,750
12/1/2025
12/31/2025
1/31/2026
2/28/2026
3/31/2026
Fundsmith Equity ETF - $8,956.87
MSCI World Index - $9,764.56

Table Summary
	Fundsmith Equity ETF	MSCI World Index
12/1/2025	$10,000.00	$10,000.01
12/31/2025	$9,959.88	$10,126.37
1/31/2026	$10,040.12	$10,352.99
2/28/2026	$9,839.52	$10,428.83
3/31/2026	$8,956.87	$9,764.56

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Commenced Operation on December 1, 2025	Since Inception
Fundsmith Equity ETF - NAV	-10.43%
MSCI World Index	-2.35%

FUND STATISTICS

  Total Net Assets$13,670,344
  Number of Portfolio Holdings28
  Portfolio Turnover Rate17%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-800-749-9322 for current month-end performance.

What did the Fund invest in?

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.77%
Financials	3.04%
Communication Services	6.42%
Industrials	10.27%
Consumer Staples	14.02%
Consumer Discretionary	16.83%
Health Care	19.37%
Information Technology	25.28%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	95.23%
Cash, Cash Equivalents, & Other Net Assets	4.77%

TOP TEN HOLDINGS

(% of Net Assets)

Table Summary
Top 10%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.05%
Texas Instruments, Inc.	7.01%
Sage Group PLC	4.68%
Apple, Inc.	4.05%
Amadeus IT Group SA	3.99%
Wolters Kluwer NV	3.99%
Church & Dwight Co., Inc.	3.86%
TJX Cos., Inc.	3.75%
Philip Morris International, Inc.	3.70%
Marriott International, Inc.	3.66%
Total % of Top 10 Holdings	45.74%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, and holdings, can be found by visiting https://www.fundsmithetf.us/#documents.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 1-800-749-9322.

Fundsmith Equity ETF — ETFT

Semi-Annual Shareholder Report - March 31, 2026

Phone: 1-800-749-9322

Distributor, ALPS Distributors, Inc.

02110A431–SA–03312026

Hillman Value Fund

HCMAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$48	0.95%

How did the Fund perform in the last six months?

For the six months ending March 31, 2026, the Hillman Value Fund returned 1.62% versus a return of 5.99% for its benchmark, the Russell 1000 Value Total Return Index. The Fund enjoyed strong performance in the Materials, Health Care, Communication Services, and Industrials Sectors. The Information Technology, Consumer Discretionary, Financials, and Consumer Staples Sectors negatively impacted results. The premiums generated from option writing nominally benefited performance.

How has the Fund performed last 10 years?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Hillman Value Fund - $28,309
FT Wilshire 5000 Index - TR - $36,643
Russell 1000® Value Index TR - $27,337
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$36,642.92
$28,309.06
$27,336.65
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
3/31/2026

Table Summary
	Hillman Value Fund - $28,309	FT Wilshire 5000 Index - TR - $36,643	Russell 1000® Value Index TR - $27,337
3/31/2016	$10,000.00	$10,000.00	$10,000.00
9/30/2016	$10,595.51	$10,718.98	$10,822.34
3/31/2017	$11,878.82	$11,835.82	$11,922.31
9/30/2017	$12,545.66	$12,747.70	$12,458.97
3/31/2018	$12,821.44	$13,459.01	$12,750.65
9/30/2018	$14,264.35	$14,991.23	$13,636.35
3/31/2019	$14,826.50	$14,654.76	$13,474.18
9/30/2019	$15,874.09	$15,426.35	$14,181.89
3/31/2020	$12,886.08	$13,345.02	$11,160.88
9/30/2020	$15,228.46	$17,761.95	$13,469.28
3/31/2021	$20,661.71	$21,650.59	$17,420.74
9/30/2021	$21,782.38	$23,508.33	$18,185.12
3/31/2022	$22,811.49	$24,485.97	$19,453.52
9/30/2022	$17,959.01	$19,471.72	$16,118.75
3/31/2023	$21,736.79	$22,368.48	$18,303.13
9/30/2023	$21,783.57	$23,459.01	$18,446.01
3/31/2024	$26,587.20	$28,913.85	$22,012.82
9/30/2024	$26,868.51	$31,710.87	$23,566.90
3/31/2025	$26,068.79	$30,971.07	$23,593.46
9/30/2025	$27,857.01	$37,249.01	$25,792.05
3/31/2026	$28,309.06	$36,642.92	$27,336.65

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Fund	1 Year	5 Year	10 Year
Hillman Value Fund	8.64%	6.51%	10.97%
FT Wilshire 5000 Index - TR	18.31%	11.10%	13.87%
Russell 1000® Value Index TR	15.87%	9.43%	10.58%

FUND STATISTICS

  Total Net Assets$82,915,532
  # of Portfolio Holdings38
  Portfolio Turnover Rate12%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-855-400-5994 for current month-end performance.

What did the Fund invest in?

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.82%
Industrials	4.95%
Consumer Discretionary	4.98%
Materials	5.93%
Financials	7.63%
Communication Services	11.72%
Information Technology	14.09%
Consumer Staples	19.23%
Health Care	27.65%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	96.18%
Cash, Cash Equivalents, & Other Net Assets	3.82%

TOP TEN HOLDINGS

(% of Net Assets)

Table Summary
Top 10%
Verizon Communications, Inc.	3.45%
Bristol-Myers Squibb Co.	3.39%
Pfizer, Inc.	3.14%
Biogen, Inc.	3.12%
International Flavors & Fragrances, Inc.	3.09%
Constellation Brands, Inc.	2.97%
Warner Bros Discovery, Inc.	2.90%
Comcast Corp.	2.88%
US Bancorp	2.86%
DuPont de Nemours, Inc.	2.84%
Total % of Top 10 Holdings	30.64%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://hcmfunds.com/resources.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 1-855-400-5944.

Hillman Value Fund — HCMAX

Semi-Annual Shareholder Report - March 31, 2026

Phone: 1-855-400-5944

Distributor, ALPS Distributors, Inc.

02110A514–SA–03312026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Beacon Planned Return Strategy Fund

Semi-Annual Financial Statements and Additional Information

March 31, 2026

Portfolio of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	10
Tax Designation	21
Changes in and Disagreements with Accountants	22
Proxy Disclosures	23
Remuneration Paid to Directors, Officers and Others	24
Statement Regarding Basis for Approval of Investment Advisory Agreement	25

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2026 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (108.94%)
Call Option Contracts (103.36%)(a)(b)
S&P 500® Mini Index:
Goldman Sachs	04/14/2026	$76.65	390	$25,461,150	$22,470,706
Goldman Sachs	04/14/2026	81.80	100	6,528,500	5,710,293
Goldman Sachs	04/14/2026	586.97	390	25,461,150	2,628,249
Goldman Sachs	04/14/2026	626.25	100	6,528,500	309,707
Goldman Sachs	05/14/2026	78.55	510	33,295,350	29,288,124
Goldman Sachs	05/14/2026	604.51	510	33,295,350	2,912,725
Goldman Sachs	06/12/2026	81.80	490	31,989,650	27,966,588
Goldman Sachs	06/12/2026	626.25	490	31,989,650	2,208,460
Goldman Sachs	07/14/2026	84.05	475	31,010,375	26,999,963
Goldman Sachs	07/14/2026	644.00	475	31,010,375	1,801,807
Goldman Sachs	08/14/2026	84.05	100	6,528,500	5,683,244
Goldman Sachs	08/14/2026	86.15	380	24,808,300	21,517,623
Goldman Sachs	08/14/2026	644.00	100	6,528,500	430,572
Goldman Sachs	08/14/2026	661.75	380	24,808,300	1,202,028
Goldman Sachs	09/14/2026	87.40	450	29,378,250	25,414,079
Goldman Sachs	09/14/2026	664.94	450	29,378,250	1,538,529
Goldman Sachs	10/14/2026	87.40	130	8,487,050	7,342,022
Goldman Sachs	10/14/2026	87.65	320	20,891,200	18,064,828
Goldman Sachs	10/14/2026	664.94	130	8,487,050	500,305
Goldman Sachs	10/14/2026	672.75	320	20,891,200	1,084,076
Goldman Sachs	11/13/2026	87.65	160	10,445,600	9,031,577
Goldman Sachs	11/13/2026	90.80	265	17,300,525	14,876,974
Goldman Sachs	11/13/2026	672.75	160	10,445,600	607,068
Goldman Sachs	11/13/2026	696.00	265	17,300,525	672,763
Goldman Sachs	12/14/2026	90.80	425	27,746,125	23,852,178
Goldman Sachs	12/14/2026	696.00	425	27,746,125	1,231,861
Goldman Sachs	01/14/2027	88.70	425	27,746,125	23,957,793
Goldman Sachs	01/14/2027	681.26	425	27,746,125	1,705,220
Goldman Sachs	02/12/2027	87.25	350	22,849,750	19,737,632
Goldman Sachs	02/12/2027	88.70	75	4,896,375	4,218,962
Goldman Sachs	02/12/2027	670.59	350	22,849,750	1,710,185
Goldman Sachs	02/12/2027	681.26	75	4,896,375	320,857
Goldman Sachs	03/12/2027	87.25	160	10,445,600	9,037,158
Goldman Sachs	03/12/2027	670.59	160	10,445,600	837,986
				679,616,850	316,872,142

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	1

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2026 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (108.94%) (continued)
Put Option Contracts (5.59%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2026	$586.97	390	$25,461,150	$31,792
Goldman Sachs	04/14/2026	626.25	100	6,528,500	36,191
Goldman Sachs	05/14/2026	604.51	510	33,295,350	328,924
Goldman Sachs	06/12/2026	626.25	490	31,989,650	722,645
Goldman Sachs	07/14/2026	644.00	475	31,010,375	1,117,224
Goldman Sachs	08/14/2026	644.00	100	6,528,500	270,033
Goldman Sachs	08/14/2026	661.75	380	24,808,300	1,257,228
Goldman Sachs	09/14/2026	664.94	450	29,378,250	1,677,325
Goldman Sachs	10/14/2026	664.94	130	8,487,050	517,874
Goldman Sachs	10/14/2026	672.75	320	20,891,200	1,372,301
Goldman Sachs	11/13/2026	672.75	160	10,445,600	724,197
Goldman Sachs	11/13/2026	696.00	265	17,300,525	1,468,873
Goldman Sachs	12/14/2026	696.00	425	27,746,125	2,437,263
Goldman Sachs	01/14/2027	681.26	425	27,746,125	2,205,483
Goldman Sachs	02/12/2027	670.59	350	22,849,750	1,743,562
Goldman Sachs	02/12/2027	681.26	75	4,896,375	405,502
Goldman Sachs	03/12/2027	670.59	160	10,445,600	813,892
				339,808,425	17,130,309
TOTAL PURCHASED OPTION CONTRACTS
(Cost $338,198,536)				$1,019,425,275	$334,002,451

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.67%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(c)	3.278%	291,072	$291,072
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	3.577%	4,819,825	4,819,826
			5,110,898
TOTAL SHORT TERM INVESTMENTS
(Cost $5,110,898)			5,110,898

TOTAL INVESTMENTS (110.61%)
(Cost $343,309,434)			$339,113,349

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.61%)			(32,534,502)

NET ASSETS (100.00%)			$306,578,847

See Notes to Financial Statements and Financial Highlights.

2	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2026 (Unaudited)

(a)	Held in connection with written option contracts.
(b)	Non-income producing.
(c)	$291,072 is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (10.49%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (2.89%)
S&P 500® Mini Index:
Goldman Sachs	04/14/26	$528.27	(390)	$671,949	$(25,461,150)	$(11,354)
Goldman Sachs	04/14/26	563.63	(100)	150,395	(6,528,500)	(5,037)
Goldman Sachs	05/14/26	544.06	(510)	875,132	(33,295,350)	(104,528)
Goldman Sachs	06/12/26	563.63	(490)	855,025	(31,989,650)	(259,442)
Goldman Sachs	07/14/26	579.60	(475)	792,277	(31,010,375)	(465,046)
Goldman Sachs	08/14/26	579.60	(100)	178,895	(6,528,500)	(124,558)
Goldman Sachs	08/14/26	595.58	(380)	683,222	(24,808,300)	(576,519)
Goldman Sachs	09/14/26	598.45	(450)	968,830	(29,378,250)	(822,074)
Goldman Sachs	10/14/26	598.45	(130)	297,694	(8,487,050)	(266,950)
Goldman Sachs	10/14/26	605.48	(320)	714,546	(20,891,200)	(707,007)
Goldman Sachs	11/13/26	605.48	(160)	380,473	(10,445,600)	(387,249)
Goldman Sachs	11/13/26	626.40	(265)	505,342	(17,300,525)	(784,702)
Goldman Sachs	12/14/26	626.40	(425)	882,279	(27,746,125)	(1,350,088)
Goldman Sachs	01/14/27	613.13	(425)	980,480	(27,746,125)	(1,254,357)
Goldman Sachs	02/12/27	603.53	(350)	861,508	(22,849,750)	(1,009,939)
Goldman Sachs	02/12/27	613.13	(75)	183,896	(4,896,375)	(234,757)
Goldman Sachs	03/12/27	603.53	(160)	414,632	(10,445,600)	(481,395)
				10,396,575	(339,808,425)	(8,845,002)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	3

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2026 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (7.60%)
S&P 500® Mini Index:
Goldman Sachs	04/14/26	$617.26	(780)	$2,244,018	$(50,922,300)	$(3,023,343)
Goldman Sachs	04/14/26	651.61	(200)	516,390	(13,057,000)	(245,080)
Goldman Sachs	05/14/26	634.74	(1,020)	2,913,063	(66,590,700)	(3,366,650)
Goldman Sachs	06/12/26	656.75	(980)	2,805,690	(63,979,300)	(2,351,692)
Goldman Sachs	07/14/26	673.50	(950)	2,647,603	(62,020,750)	(1,884,842)
Goldman Sachs	08/14/26	676.26	(200)	586,190	(13,057,000)	(465,775)
Goldman Sachs	08/14/26	691.99	(760)	2,169,763	(49,616,600)	(1,184,516)
Goldman Sachs	09/14/26	698.52	(900)	2,845,761	(58,756,500)	(1,499,666)
Goldman Sachs	10/14/26	702.04	(260)	850,449	(16,974,100)	(492,248)
Goldman Sachs	10/14/26	708.61	(640)	2,108,772	(41,782,400)	(1,035,101)
Goldman Sachs	11/13/26	711.46	(320)	1,098,226	(20,891,200)	(588,075)
Goldman Sachs	11/13/26	726.42	(530)	1,583,084	(34,601,050)	(680,985)
Goldman Sachs	12/14/26	729.34	(850)	2,681,709	(55,492,250)	(1,213,049)
Goldman Sachs	01/14/27	716.82	(850)	2,894,208	(55,492,250)	(1,920,044)
Goldman Sachs	02/12/27	708.28	(700)	2,502,816	(45,699,500)	(2,017,727)
Goldman Sachs	02/12/27	718.87	(150)	531,143	(9,792,750)	(361,755)
Goldman Sachs	03/12/27	711.16	(320)	1,187,984	(20,891,200)	(983,484)
				32,166,869	(679,616,850)	(23,314,032)

TOTAL WRITTEN OPTION CONTRACTS				$42,563,444	$(1,019,425,275)	$(32,159,034)

See Notes to Financial Statements and Financial Highlights.

4	www.beacontrust.com

Beacon Planned
Return Strategy Fund	Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

ASSETS:
Investments, at value (Cost $343,309,434)	$339,113,349
Dividends and interest receivable	499
Other assets	21,133
Total Assets	339,134,981

LIABILITIES:
Written options, at value (premiums received $42,563,444)	32,159,034
Payable for administration and transfer agent fees	86,134
Payable to adviser	261,776
Payable for distribution and service fees	25,120
Payable for printing fees	4,857
Payable for professional fees	11,718
Payable for trustees' fees and expenses	(137)
Payable to Chief Compliance Officer fees	1,666
Accrued expenses and other liabilities	5,966
Total Liabilities	32,556,134
NET ASSETS	$306,578,847

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$308,600,511
Total distributable earnings	(2,021,664)
NET ASSETS	$306,578,847

PRICING OF SHARES(a)
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.71
Net Assets	$306,578,847
Shares of beneficial interest outstanding	31,564,375

(a)	A 2% redemption fee is applied to any shares sold or exchanged within 60 days of purchase.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	5

Beacon Planned Return Strategy Fund	Statement of Operations

For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$150,361
Total Investment Income	150,361

EXPENSES:
Investment advisory fees (Note 7)	1,566,285
Administration fees	228,541
Shareholder service fees
Institutional Class	62,931
Custody fees	3,922
Legal fees	17,619
Audit and tax fees	9,850
Transfer agent fees	36,012
Trustees' fees and expenses	16,571
Registration and filing fees	11,215
Printing fees	7,350
Chief Compliance Officer fees	18,948
Insurance fees	4,296
Other expenses	3,511
Total Expenses	1,987,051
NET INVESTMENT LOSS	(1,836,690)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	38,540,381
Written options contracts	(20,339,571)
Net realized gain	18,200,810
Change in unrealized appreciation/(depreciation) on:
Investments	(58,715,058)
Written options contracts	45,176,595
Net change	(13,538,463)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	4,662,347
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,825,657

See Notes to Financial Statements and Financial Highlights.

6	www.beacontrust.com

Beacon Planned Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS:
Net investment loss	$(1,836,690)	$(3,834,874)
Net realized gain on investments and written options	18,200,810	41,713,021
Net change in unrealized depreciation on investments and written options	(13,538,463)	(4,521,454)
Net increase in net assets resulting from operations	2,825,657	33,356,693

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(36,139,384)	(49,344,191)
Total distributions	(36,139,384)	(49,344,191)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	27,049,957	39,120,149
Dividends reinvested	31,840,541	43,042,161
Shares redeemed	(42,809,063)	(126,605,175)
Net increase/(decrease) from beneficial share transactions	16,081,435	(44,442,865)
Net decrease in net assets	(17,232,292)	(60,430,363)

NET ASSETS:
Beginning of period	323,811,139	384,241,502
End of period	$306,578,847	$323,811,139

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	7

Beacon Planned Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses (c)
Net investment loss

PORTFOLIO TURNOVER RATE

see notes to financial statements and financial highlights.

8	www.beacontrust.com

Beacon Planned Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
$10.84		$11.40	$10.52	$8.72	$11.13	$10.49

(0.06)		(0.12)	(0.12)	(0.11)	(0.12)	(0.13)
0.16		1.20	1.61	1.91	(0.85)	1.31
0.10		1.08	1.49	1.80	(0.97)	1.18

(1.23)		(1.64)	(0.61)	–	(1.41)	(0.54)
–		–	–	–	(0.03)	–
(1.23)		(1.64)	(0.61)	–	(1.44)	(0.54)
(1.13)		(0.56)	0.88	1.80	(2.41)	0.64
$9.71		$10.84	$11.40	$10.52	$8.72	$11.13

0.87%		10.82%	14.70%	20.64%	(10.41%)	11.53%

$306,579		$323,811	$384,242	$352,184	$306,278	$362,773

1.27	%(c)(d)	1.23%	1.20%	1.21%	1.19%	1.19%
(1.17	%)(d)	(1.14%)	(1.12%)	(1.14%)	(1.18%)	(1.19%)
0%		0%	0%	0%	0%	0%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Pursuant to the Fund’s shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the period ended March 31, 2026, September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively, in the amount of 0.00%, 0.00%, 0.01%, 0.00%, 0.00%, and 0.00% of average net assets of Institutional shares.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	9

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Beacon Planned Return Strategy Fund (the “Fund”). The Fund is non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified Fund. The primary investment objective of the Beacon Planned Return Strategy Fund is to deliver capital preservation and capital appreciation. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the financial statements.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange ("FLEX") Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

10	www.beacontrust.com

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2026	11

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

The following is a summary of the inputs used to value investments as of March 31, 2026:

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$334,002,451	$–	$334,002,451
Short Term Investments	5,110,898	–	–	5,110,898
Total	$5,110,898	$334,002,451	$–	$339,113,349

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(32,159,034)	$–	$(32,159,034)
Total	$–	$(32,159,034)	$–	$(32,159,034)

There were no Level 3 securities held during the six months ended March 31, 2026.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Selected Risks: Some significant types of financial risks the Fund is exposed to are listed below. Please see the Fund's prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Concentration Risk: The Fund operates as a “non-diversified” investment company, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Fund's portfolio, the Fund must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Fund's net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Fund is subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

12	www.beacontrust.com

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund's tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund's administrator has analyzed the Fund's tax positions and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund's financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3.  DERIVATIVE INSTRUMENTS

The Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Fund may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Semi-Annual Report | March 31, 2026	13

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase market value exposure relative to net assets and can substantially increase the volatility of performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

14	www.beacontrust.com

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average option contract notional amount during the six months ended March 31, 2026, is noted below. These are equity options which have an element of equity security risk.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,085,146,156
Written Option Contracts	Notional value of contracts outstanding	$1,085,146,156

Derivative Instruments: The following tables disclose the amounts related to the Fund's use of derivative instruments.

Semi-Annual Report | March 31, 2026	15

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2026:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$334,002,451	Written Options, at value	$32,159,034
		$334,002,451		$32,159,034

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2026:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$38,542,449	$(58,715,058)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	(20,339,571)	45,176,595
Total		$18,202,878	$(13,538,463)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

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Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2025 was as follows:

	Ordinary Income	Long-Term Capital Gains
Beacon Planned Return Strategy Fund	$14,918,316	$34,425,875

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2026, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for federal tax purposes were as follows:

Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$24,678,061
Gross unrealized depreciation (excess of tax cost over value)(a)	(18,469,736)
Net unrealized appreciation	$6,208,325
Cost of investments for income tax purposes	$338,198,536

(a)	Includes appreciation/(depreciation) on written options

5.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2026, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Planned Return Strategy Fund	$–	$–

6.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any creditor have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Semi-Annual Report | March 31, 2026	17

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2026, the redemption fees charged by the Fund, if any, is presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Beacon Planned Return Strategy Fund
Institutional
Shares sold	2,738,269	3,896,240
Shares issued in reinvestment of distributions to shareholders	3,252,354	4,347,693
Shares redeemed	(4,292,561)	(12,093,879)
Net increase/(decrease) in shares outstanding	1,698,062	(3,849,946)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 86% of the outstanding shares of the Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Fund.

7.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund's portfolio. The Adviser manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee that is based on average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 1.40% of the Fund’s average daily net assets. The Fee Waiver Agreement shall continue at least through January 31, 2027, and will automatically continue upon annual approval of the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, the Fee Waiver Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that the Fund expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. There were no fees waived or reimbursed for the six months ended March 31, 2026.

18	www.beacontrust.com

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2026, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of Institutional Class shares, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Fund are disclosed in the Statement of Operations.

Semi-Annual Report | March 31, 2026	19

Beacon Planned	Notes to Financial Statements
Return Strategy Fund	and Financial Highlights

March 31, 2026 (Unaudited)

8.  TRUSTEES AND OFFICERS

As of March 31, 2026, there were three Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).

Effective January 1, 2026, the Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $18,750, plus $5,938 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875, the Independent Chair receives a quarterly retainer of $4,250 and the Nominating and Corporate Governance Committee Chair receives a quarterly retainer of $500.

Prior to January 1, 2026, the Trustees of the Trust received a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,875 and the Independent Chair received a quarterly retainer of $4,250.

These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 8, the Fund pays ALPS an annual fee for compliance services.

9.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

20	www.beacontrust.com

Beacon Planned Return Strategy Fund	Tax Designation

March 31, 2026 (Unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code the following Fund designated the amounts listed below as long-term capital gain dividends:

Beacon Planned Return Strategy Fund	$23,954,429

Semi-Annual Report | March 31, 2026	21

Beacon Planned Return Strategy Fund	Changes in and Disagreements with Accountants

March 31, 2026 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

22	www.beacontrust.com

Beacon Planned Return Strategy Fund	Proxy Disclosures

March 31, 2026 (Unaudited)

Not applicable to the period covered by this report.

Semi-Annual Report | March 31, 2026	23

Beacon Planned Return Strategy Fund	Remuneration Paid to Directors, Officers, and Others

March 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2026:

Trustee	Amount Paid
Ward Armstrong	$5,246
J.W. Hutchens	2,068
Merrillyn Kosier	4,474
Patrick Seese	4,788
Total	$16,576

24	www.beacontrust.com

Beacon Planned	Statement Regarding Basis for Approval
Return Strategy Fund	of Investment Advisory Agreement

March 31, 2026 (Unaudited)

Not applicable to the period covered by this report.

Semi-Annual Report | March 31, 2026	25

Beacon Planned Return Strategy Fund

This material must be preceded by a prospectus.
The Beacon Fund are distributed by ALPS Distributors, Inc.

BRIGADE HIGH INCOME FUND

Semi-Annual Financial Statements and Additional Information

March 31, 2026

BRIGADE
CAPITAL MANAGEMENT

Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements and Financial Highlights	17
Additional Information	27
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	28
Proxy Disclosures	29
Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	30
Statement Regarding Basis for Approval of Investment Advisory Contract	31

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.64%)
Communications (0.08%)
Xplore Inc/Stonepeak Falcon(a)(b)(c)	71,771	$878,113

Consumer, Cyclical (0.07%)
Century Casinos, Inc.(b)(c)	37,990	52,806
Libbey Glass Inc.(a)(b)(c)	166,360	637,159
Mountaineer Merger Corp(a)(b)(c)	2,915,453	29,155
Total Consumer, Cyclical		719,120

Consumer, Non-cyclical (1.18%)
Envision Healthcare Corp.(b)(c)	481,845	8,143,181
LifeScan Global Common(b)(c)(d)	98,317	2,875,772
ModivCare, Inc.(b)(c)	250,845	1,379,647
Total Consumer, Non-cyclical		12,398,600

Technology (0.31%)
Applogic(b)(c)	212,291	424,582
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	860,334
Matrix Parent, Inc.(b)(c)	194,282	1,918,535
Total Technology		3,203,451

TOTAL COMMON STOCKS
(Cost $15,759,179)		17,199,284

PREFERRED STOCKS (0.11%)
Consumer, Cyclical (0.11%)
Mountaineer Merger Corp PREF A(a)(b)(c)	3,239,505	1,117,460

TOTAL PREFERRED STOCKS
(Cost $1,844,475)		1,117,460

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (37.12%)
Basic Materials (3.44%)
Arsenal AIC Parent LLC(e)	1M SOFR + 2.75%	8/19/2030	$2,850,974	$2,854,538
Domtar Corp.(e)	1M SOFR + 5.50%, 0.75% Floor	11/30/2028	464,388	299,530
Jupiter Borrower INC TLB 1L(e)	1M SOFR + 2.75%	3/25/2033	4,225,000	4,214,438
Mens Wearhouse LLC TLB 1L(e)	3M SOFR + 5.75%	1/22/2031	4,759,072	4,751,647
Nexstar Broadcasting INC / Misson Broadcasting(e)	1M SOFR + 2.75%	3/18/2033	1,385,000	1,368,269
Olympus Water US Holding Corp.(e)	3M SOFR + 3.25%	11/3/2032	2,468,813	2,373,541
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	3,652,293	3,412,301
Tega MC Australia Hldgs Pty Ltd TLB 1L(e)	1M SOFR + 3.50%	3/25/2033	2,545,000	2,525,912
TPC Group(e)	6M SOFR + 6.00%	11/22/2031	4,692,647	4,286,733
Treehouse Foods INC TERM (01/26) 1LIEN USD(e)	1M SOFR + 4.25%	2/3/2033	3,225,000	3,206,198
Tuple US Bidco LLC TLB 1L(e)	6M SOFR + 3.75%	1/14/2033	3,500,000	3,386,250
Upstream Rehabilitation PIK(e)(f)	3M SOFR + 5.75 (1.50 PIK)%	11/20/2029	3,556,457	3,274,394
Total Basic Materials				$35,953,751

Communications (3.61%)
Alpha Media First Out(a)(c)(e)	3M SOFR + 5.50%	8/31/2029	4,474,839	4,474,839
Cable & Wireless(e)	3M SOFR + 3.25%	1/30/2032	1,500,000	1,471,695
CMI Marketing, Inc.(e)	1M SOFR + 4.25%, 0.50% Floor	3/23/2028	2,984,852	2,872,920
Cox Media Group TL(e)	3M SOFR + 3.50%	6/18/2029	5,756,376	5,376,455
Delivery Hero Finco LLC(e)	3M SOFR + 5.00%, 0.50% Floor	6/16/2032	945,000	912,520

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	1

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (3.61%) (continued)
Digicel TL B(e)	3M SOFR + 5.25%	7/30/2032	$2,992,500	$2,985,647
Gen Digital, Inc.(e)	1M SOFR + 1.75%	4/16/2032	2,559,207	2,516,033
Plusgrade, Inc.(e)	3M SOFR + 3.50%	3/3/2031	2,138,571	2,053,029
Proofpoint, Inc.(e)	3M SOFR + 3.00%, 0.50% Floor	8/31/2028	2,814,916	2,721,095
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/12/2030	4,431,491	4,351,192
Syniverse Holdings LLC(d)(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	4,800,605	4,428,558
Xplore TL(e)	1M SOFR + 5.00%	10/24/2029	392,598	354,811
Xplore TL(e)	1M SOFR + 1.50%, 4.50% Floor	10/24/2031	1,273,096	803,642
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.50%	3/9/2027	2,412,310	2,364,883
Total Communications				37,687,319

Consumer, Cyclical (7.40%)
AI Aqua Merger Sub, Inc.(e)	1M SOFR + 2.75%, 0.50% Floor	7/31/2028	2,822,191	2,813,808
Alterra Mountain Co.(e)	1M SOFR + 2.50%	8/17/2028	1,653,521	1,650,429
Alterra Mountain TL B(e)	1M SOFR + 2.50%	5/31/2030	661,675	660,848
AMC Entertainment Holdings, Inc.(e)	1M SOFR + 7.00%, 2.00% Floor	1/4/2029	2,816,657	2,772,294
Caesars Entertainment, Inc.(e)	1M SOFR + 2.25%, 0.50% Floor	2/6/2031	3,250,001	3,148,438
Century Casinos, Inc.(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	5,631,745	3,829,587
Crown Finance US Inc(e)	6M SOFR + 4.50%	12/2/2031	2,968,859	2,934,984
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,960,617	1,921,404
DS Parents, INC.(e)	3M SOFR + 5.50%	12/13/2030	2,854,163	2,504,528
ECL Entertainment LLC(e)	1M SOFR + 3.00%	8/1/2032	3,008,983	2,986,416
Gategroup Holding AG(e)	3M SOFR + 3.50%	6/17/2032	2,274,864	2,271,064
Harrah's Oklahoma TL(e)	1M SOFR + 9.00%, 2.00% Floor	10/10/2030	2,403,094	2,379,063
J&J Ventures Gaming LLC(e)	1M SOFR + 3.50%, 0.75% Floor	4/26/2030	1,680,644	1,657,535
Jack Entertainment(e)	1M SOFR + 4.00%	1/27/2032	2,578,950	2,540,266
Libbey Glass LLC(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,761,576	1,666,451
Mad Engine Global LLC(e)	3M SOFR + 7.00%, 1.00% Floor	7/15/2027	2,191,834	1,898,128
Mountaineer Merger Corporation Term Loan (12/25)(a)(e)	1M SOFR + 3.65%	6/16/2030	2,040,508	2,040,508
PetSmart LLC(e)	1M SOFR + 4.00%	8/18/2032	2,630,033	2,609,651
PrimeSource TL B(e)	3M SOFR + 4.50%, 0.75% Floor	3/17/2031	3,780,000	3,686,936
Raising Canes Restuarants LLC TLB 1L(e)	1M SOFR + 2.00%	10/25/2032	2,768,063	2,749,046
Restoration Hardware Inc.(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	2,976,189	2,892,231
RVR Dealership Holdings LLC(e)	1M SOFR + 4.50%	2/28/2033	7,040,000	6,776,000
S&S Holdings LLC(e)	1M SOFR + 5.00%, 0.50% Floor	3/11/2028	1,730,530	1,633,187
Sabre GLBL, Inc.(e)	1M SOFR + 6.00%, 0.50% Floor	11/15/2029	867,412	678,212
Sabre GLBL, Inc.(e)	1M SOFR + 6.25%, 0.50% Floor	7/30/2029	817,246	637,663
Sizzling Platter DD(e)(g)	1M SOFR + 5.00%	6/25/2032	467,161	403,013
Sizzling Platter LLC TERM(e)	1M SOFR + 5.00%	6/25/2032	3,345,297	3,004,512
Travelport Finance Luxembourg Sarl(e)	3M SOFR + 7.00%, 1.00% Floor	9/29/2028	5,493,413	4,088,472
US LBM TL(e)	1M SOFR + 3.75%	6/6/2031	481,369	383,834
Veritiv TL(e)	3M SOFR + 4.50%	12/2/2030	2,706,411	2,625,219
Vista Management Holding, Inc.(e)	3M SOFR + 3.75%	4/1/2031	5,628,068	5,561,263
Total Consumer, Cyclical				77,404,990

Consumer, Non-cyclical (10.16%)
Alphia(e)	1M SOFR + 5.00%	5/2/2028	2,954,803	2,416,290
Aveanna Healthcare TL B(e)	1M SOFR + 3.75%	9/10/2032	2,631,775	2,626,854
Bausch Health(e)	1M SOFR + 6.25%	10/8/2030	3,952,035	3,808,220
Carestream Health INC TL 1L(e)	1M SOFR + 4.50%	3/31/2031	6,482,678	5,553,515
Celsius Holdings, Inc.(e)	3M SOFR + 2.50%	4/1/2032	2,430,564	2,432,849
Colosseum Dental Finance B.V.(e)	3M EUR L + 3.50%	3/18/2032	1,960,565	2,262,890
Elanco Animal Health, Inc.(e)	1M SOFR + 1.75%	10/29/2032	4,106,648	4,105,622
Global Medical Response TL B(e)	3M SOFR + 3.50%	10/2/2028	7,707,479	7,674,414
Jazz Pharmaceuticals(e)	1M SOFR + 2.25%, 0.50% Floor	5/2/2028	2,278,850	2,285,254
LGC Group(e)	1M SOFR + 4.00%	1/31/2030	2,271,752	2,265,595

See Notes to Financial Statements and Financial Highlights.

2	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (10.16%) (continued)
LifeScan Global TL B(d)(e)	3M SOFR + 5.50%	12/8/2030	$4,213,352	$4,199,321
Medline Borrower LP(e)	1M SOFR + 1.75%, 0.50% Floor	10/23/2030	1,143,222	1,144,468
Modivcare Buyer TL(e)	3M SOFR + 4.25%	12/19/2030	1,050,708	1,040,201
Modivcare Buyer TL EXIT(e)	3M SOFR + 5.00%	12/19/2030	1,573,262	1,449,368
Naked Juice TL(e)	3M SOFR + 3.25%	1/24/2029	8,082,805	4,263,680
Naked Juice TL(e)	3M SOFR + 5.50%	1/24/2029	1,503,885	1,492,605
NAPA Management Services Corp.(e)	3M SOFR + 5.25%, 0.75% Floor	2/23/2029	6,923,958	4,336,128
Nutrisystem TL(c)(e)	1M SOFR + 6.25%	10/19/2030	7,210,801	6,363,532
Nutrisystem TL(c)(e)	1M SOFR + 5.00%	4/19/2030	4,064,527	3,993,398
Opal US LLC(e)	3M SOFR + 3.00%	4/23/2032	3,970,050	3,965,921
Performance Health Holdings, Inc.(e)	3M SOFR + 3.75%	3/19/2032	3,482,456	3,395,395
Peterson Farms TL B(e)	1M SOFR + 4.00%	11/15/2032	2,493,750	2,498,438
Pluto Acquisition I, Inc.(e)	3M SOFR + 4.00%	9/20/2028	9,696,008	8,435,527
Radiology Partners, Inc.(e)	3M SOFR + 4.50%	6/30/2032	4,511,177	4,436,247
RXB HLDGS INC TL 1L(e)	1M SOFR + 5.00%	12/19/2030	2,735,000	2,721,325
Team Health Holdings, Inc.(e)	3M SOFR + 4.00%	6/30/2028	6,019,750	5,989,651
Two Kings Casino TL B(e)	3M SOFR + 4.75%	12/12/2031	2,425,000	2,456,840
US Fertility Enterprises LLC(e)(g)	3M SOFR + 3.50%	12/30/2032	736,842	(2,763)
US Fertility Enterprises TL B(e)	3M SOFR + 3.50%	12/30/2032	4,863,158	4,844,921
Vaco Holdings TL B(e)	3M SOFR + 5.00%	1/22/2029	5,809,379	3,759,133
Total Consumer, Non-cyclical				106,214,839

Energy (1.58%)
Crescent Midstream Oper LLC TLB 1L(e)	3M SOFR + 3.75%	2/11/2033	2,200,000	2,204,576
Goodnight(e)	1M SOFR + 4.00%	5/23/2029	2,897,029	2,893,407
Hilcorp Energy I TL B(e)	1M SOFR + 2.25%	2/5/2030	3,166,075	3,162,117
Long Ridge Energy TL B(d)(e)	3M SOFR + 4.50%	2/6/2032	2,578,950	2,546,713
New Fortress Energy, Inc.(e)	3M SOFR + 5.50%, 0.75% Floor	10/30/2028	2,875,658	1,599,815
Spencer Spirit(e)	1M SOFR + 4.00%	6/25/2031	4,132,075	4,132,075
Total Energy				16,538,703

Financials (3.09%)
Acrisure LLC(e)	1M SOFR + 3.00%	11/6/2030	5,423,942	5,246,308
Armor Holdco, Inc.(e)	3M SOFR + 3.75%, 0.50% Floor	12/10/2031	2,800,906	2,784,577
Asurion(e)	1M SOFR + 4.25%	9/12/2030	5,532,351	5,469,116
HUB International, Ltd.(e)	3M SOFR + 2.50%, 0.75% Floor	6/20/2030	4,840,956	4,827,062
Hyperion Refinance Sarl(e)	1M SOFR + 2.75%, 0.50% Floor	2/18/2031	2,815,096	2,722,649
ION Platform TL B(e)	1M US L + 3.75%	9/30/2032	1,436,895	1,148,711
OID-OL Intermediate I LLC(e)	3M SOFR + 6.00%	2/1/2029	220,394	218,190
OID-OL Intermediate I LLC(e)	3M SOFR + 4.25%	2/1/2029	4,324,184	2,846,221
Uniti Group TL B(e)	1M SOFR + 4.00%	9/24/2032	4,329,150	4,326,466
WHP TL B(e)	3M SOFR + 4.75%	2/12/2032	2,687,747	2,685,651
Total Financials				32,274,951

Industrials (1.73%)
ACProducts Holdings, Inc.(d)(e)	3M SOFR + 4.25%, 0.50% Floor	5/17/2028	3,514,543	2,796,276
Clue Opco LLC(e)	3M SOFR + 4.50%, 0.75% Floor	12/19/2030	3,493,520	3,388,714
Columbus McKinnon Corp.(e)	1M SOFR + 3.50%, 0.50% Floor	2/3/2033	3,399,726	3,382,728
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	3,292,763	3,210,444
Quikrete Holdings, Inc.(e)	1M SOFR + 2.25%	4/14/2031	2,316,643	2,311,639
Socotec US Holding INC TERM (01/26) 1LIEN USD(e)(h)	3M SOFR + 2.75%, 0.75% Floor	6/2/2031	2,970,000	2,964,446
Total Industrials				18,054,247

Technology (5.75%)
Applogic PIK EXIT(e)(f)(h)	6M SOFR + 6.00 (5.00 PIK)%	3/3/2030	4,452,919	3,740,452
Avaya Inc.(c)(d)(e)	1M SOFR + 7.50%	8/1/2028	8,599,295	7,624,737

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	3

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Technology (5.75%) (continued)
BCP V Everise Acquisition LLC(d)(e)	3M SOFR + 6.00%	11/7/2033	$5,862,318	$4,074,311
Bingo Holdings I LLC(e)	3M SOFR + 4.75%	6/30/2032	3,134,250	3,050,033
Boxer Parent Co., Inc.(e)	3M SOFR + 3.00%	7/30/2031	2,835,767	2,622,205
Cision Second Out B-1(e)	1M SOFR + 4.25%	5/31/2030	8,982,499	3,955,257
Cloud Software Group, Inc.(e)	3M SOFR + 3.25%	3/24/2031	451,334	412,068
Cotiviti, Inc.(e)	1M SOFR + 2.75%	5/1/2031	4,731,819	4,350,339
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 6.75%	7/27/2028	3,963,501	2,793,158
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 7.00%	7/27/2028	6,361,956	2,599,304
Mavenir Jr Debt(a)(c)(e)(f)	(12.00 PIK)%	7/29/2030	2,547,522	2,547,522
McAfee Corp.(e)	1M SOFR + 3.00%, 0.50% Floor	3/1/2029	4,113,233	3,660,777
Mitnick Corporate Purchaser, Inc.(e)(f)	3M SOFR + 4.75%, 0.50% Floor	5/3/2029	4,309,546	1,945,760
Mobileum PIK EXIT(e)(f)	3M SOFR + 6.00 (5.00 PIK)%	9/12/2029	4,539,572	4,085,615
OAK-Eagle Acquireco, Inc. TL B(e)	1M SOFR + 3.50%	3/24/2033	2,100,000	2,086,875
Pitney Bowes TL B(e)	1M SOFR + 3.50%	1/23/2032	2,474,538	2,453,925
Project Alpha Intermediate Holding, Inc.(e)	3M SOFR + 3.25%, 0.50% Floor	10/28/2030	1,961,929	1,478,137
Project Leopard Holdings, Inc.(e)	3M SOFR + 5.25%, 0.50% Floor	7/20/2029	2,002,423	1,229,488
SS&C Technologies(e)	1M SOFR + 2.00%	5/9/2031	2,603,731	2,593,472
UKG, Inc.(e)	3M SOFR + 2.50%	2/10/2031	2,992,481	2,855,216
Total Technology				60,158,651

Utilities (0.36%)
Lackawanna Energy Center LLC TL1L(e)	1M SOFR + 2.75%	7/26/2032	3,779,270	3,777,683

TOTAL BANK LOANS (Cost 402,860,197)				388,065,134

CONVERTIBLE BONDS (0.63%)
Consumer, Cyclical (0.00%)
Liberty Interactive LLC(d)	4.00%	11/15/2029	270,000	10,125
Liberty Interactive LLC(d)	3.75%	2/15/2030	840,000	31,500
Total Consumer, Cyclical				41,625

Consumer, Non-cyclical (0.34%)
Lantheus Holdings, Inc.	2.62%	12/15/2027	2,975,000	3,554,808

Technology (0.29%)
Mavenir Converts(a)(c)(f)	20.00 (20.00 PIK)%	12/31/2025	1,301,356	3,024,352

TOTAL CONVERTIBLE BONDS
(Cost 5,568,522)				6,620,785

CORPORATE BONDS (56.83%)
Basic Materials (5.57%)
ASP Unifrax Holdings, Inc.(f)(i)	7.10 (1.25 PIK)%	9/30/2029	2,104,123	135,703
Axalta Coating Systems Dutch Holding B BV(i)	7.25%	2/15/2031	1,245,000	1,300,516
Axalta Coating Systems LLC(i)	3.38%	2/15/2029	4,855,000	4,581,299
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(d)(i)	8.75%	7/15/2026	7,156,000	6,337,338
Celanese US Holdings LLC	6.75%	4/15/2033	2,670,000	2,737,481
Cleveland-Cliffs, Inc.(i)	7.00%	3/15/2032	1,740,000	1,682,522
Cleveland-Cliffs, Inc.(i)	7.63%	1/15/2034	2,060,000	2,011,669
Domtar Corp.(i)	6.75%	10/1/2028	4,265,000	2,773,672
First Quantum Minerals, Ltd.(i)	8.63%	6/1/2031	3,615,000	3,741,259
Fortescue Treasury Pty, Ltd.(i)	6.13%	4/15/2032	3,055,000	3,120,432
INEOS Finance PLC(i)	7.50%	4/15/2029	3,155,000	3,049,339
Innophos Holdings, Inc.(i)	11.50%	6/15/2029	7,873,750	6,546,162

See Notes to Financial Statements and Financial Highlights.

4	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Basic Materials (5.57%) (continued)
Methanex US Operations, Inc.(i)	6.25%	3/15/2032	$4,040,000	$4,126,597
Mineral Resources, Ltd.(i)	8.50%	5/1/2030	3,400,000	3,497,965
Olympus Water US Holding Corp.(i)	7.25%	6/15/2031	1,405,000	1,371,721
Rain Carbon, Inc.(i)	12.25%	9/1/2029	6,820,000	7,016,075
Tronox, Inc.(i)	4.63%	3/15/2029	5,260,000	4,219,296
Total Basic Materials				58,249,046

Communications (9.83%)
Altice Financing SA(i)	5.75%	8/15/2029	2,040,000	1,420,148
Beasley Mezzanine Holdings LLC(c)(d)(h)(i)	9.20%	8/1/2028	3,236,000	1,199,585
C&W Senior Finance, Ltd.(i)	9.00%	1/15/2033	2,005,000	2,020,028
Cable One, Inc.(i)	4.00%	11/15/2030	5,980,000	4,175,983
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.25%	2/1/2031	6,195,000	5,637,019
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.25%	1/15/2034	10,035,000	8,581,501
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.55%	6/1/2034	1,560,000	1,618,392
Ciena Corp.(i)	4.00%	1/31/2030	3,050,000	2,897,382
Clear Channel Outdoor Holdings, Inc.(i)	7.50%	3/15/2033	1,745,000	1,845,911
CMG Media Corp.(i)	8.88%	6/18/2029	4,470,000	3,876,742
CSC Holdings LLC(i)	6.50%	2/1/2029	2,990,000	1,901,481
Digicel International Finance, Ltd. / Difl US LLC(i)	8.63%	8/1/2032	1,595,000	1,619,047
Directv Financing LLC(i)	8.88%	2/1/2030	3,715,000	3,701,422
Dish DBS Corp.(i)	5.25%	12/1/2026	2,425,000	2,401,833
Dish DBS Corp.	7.75%	7/1/2026	450,000	448,788
Dish DBS Corp., Series WI	5.13%	6/1/2029	565,000	504,811
Gray Media, Inc.(i)	5.38%	11/15/2031	3,135,000	2,316,941
Gray Media, Inc.(i)	4.75%	10/15/2030	2,250,000	1,735,767
Gray Media, Inc.(i)	9.63%	7/15/2032	5,380,000	5,385,353
GrubHub Holdings, Inc.(c)(f)(i)	13.00 (7.00 PIK)%	7/31/2030	10,703,325	8,451,613
Iliad Holding SAS(i)	8.50%	4/15/2031	3,500,000	3,655,475
ION Platform Finance US, Inc. / ION Platform Finance SARL(i)	5.00%	5/1/2028	1,050,000	979,675
Level 3 Financing, Inc.(i)	3.63%	1/15/2029	800,000	751,699
Level 3 Financing, Inc.(i)	3.75%	7/15/2029	735,000	686,214
Level 3 Financing, Inc.(i)	8.50%	1/15/2036	3,745,000	3,897,725
Lumen Technologies, Inc., Series P	7.60%	9/15/2039	1,075,000	996,288
Lumen Technologies, Inc., Series U	7.65%	3/15/2042	1,591,000	1,470,434
McGraw-Hill Education, Inc.(i)	5.75%	8/1/2028	2,800,000	2,764,993
McGraw-Hill Education, Inc.(i)	7.38%	9/1/2031	800,000	814,322
Newfold Digital Holdings Group, Inc.(i)	11.75%	4/30/2029	1,226,000	978,274
Nexstar Media, Inc.(i)	7.25%	4/15/2034	335,000	335,976
Nexstar Media, Inc.(i)	6.50%	9/15/2033	1,185,000	1,182,037
Sirius XM Radio LLC(i)	3.88%	9/1/2031	4,217,000	3,829,455
Spanish Broadcasting System, Inc.(d)(i)	9.75%	3/1/2026	4,390,000	2,831,550
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(i)	6.50%	2/15/2029	880,000	854,040
Univision Communications, Inc.(i)	4.50%	5/1/2029	2,765,000	2,590,595
Urban One, Inc.(c)(i)	7.63%	4/1/2031	4,419,000	1,694,686
Urban One, Inc.(c)(i)	10.50%	4/1/2030	2,201,000	2,206,503
Vmed O2 UK Financing I PLC(i)	4.25%	1/31/2031	2,565,000	2,198,139
Zayo Group Holdings, Inc.(d)(f)(i)	9.00 (1.875 PIK)%	9/9/2030	3,695,686	3,454,876
ZipRecruiter, Inc.(i)	5.00%	1/15/2030	5,010,000	2,854,197
Total Communications				102,766,900

Consumer, Cyclical (8.69%)
1011778 BC ULC / New Red Finance, Inc.(i)	3.88%	1/15/2028	2,500,000	2,444,454
1011778 BC ULC / New Red Finance, Inc.(i)	4.38%	1/15/2028	1,500,000	1,479,920

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	5

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (8.69%) (continued)
Academy, Ltd.(i)	6.00%	11/15/2027	$2,750,000	$2,746,673
AMC Entertainment Holdings, Inc.(i)	7.50%	2/15/2029	2,005,000	1,433,826
Bath & Body Works, Inc.(i)	6.63%	10/1/2030	3,890,000	3,922,443
Brightstar Lottery PLC(i)	5.25%	1/15/2029	1,440,000	1,428,282
Brightstar Lottery PLC/ Brightstar Global Solutions Corp.(i)	5.75%	1/15/2033	1,310,000	1,274,608
Caesars Entertainment, Inc.(i)	7.00%	2/15/2030	2,455,000	2,487,274
Carnival Corp.(i)	6.13%	2/15/2033	3,000,000	3,030,722
Discovery Global Holdings, Inc.	4.05%	3/15/2029	2,270,000	2,197,334
Discovery Global Holdings, Inc.	4.28%	3/15/2032	925,000	817,306
Discovery Global Holdings, Inc.	5.05%	3/15/2042	1,960,000	1,310,416
Empire Resorts, Inc.(i)	7.75%	11/1/2026	2,665,000	2,608,614
Genting New York LLC / GENNY Capital, Inc.(i)	7.25%	10/1/2029	3,395,000	3,386,512
Hilton Domestic Operating Co., Inc.(i)	4.00%	5/1/2031	5,130,000	4,813,951
Jacobs Entertainment, Inc.(i)	6.75%	2/15/2029	3,970,000	3,712,762
LBM Acquisition LLC(i)	9.50%	6/15/2031	1,465,000	1,276,720
Liberty Interactive LLC(d)	8.50%	7/15/2029	4,220,000	153,766
Liberty Interactive LLC(d)	8.25%	2/1/2030	665,000	25,217
Melco Resorts Finance, Ltd.(i)	5.38%	12/4/2029	3,740,000	3,591,241
Muvico LLC(f)(i)	15.00 (6.00 PIK)%	2/19/2029	1,105,000	1,048,783
NCL Corp., Ltd.(i)	6.75%	2/1/2032	3,605,000	3,579,653
NCL Corp., Ltd.(i)	6.25%	9/15/2033	620,000	602,176
Nissan Motor Co., Ltd.(i)	7.50%	7/17/2030	475,000	479,161
Nissan Motor Co., Ltd.(i)	7.75%	7/17/2032	475,000	480,983
Nissan Motor Co., Ltd.(i)	8.13%	7/17/2035	2,475,000	2,547,047
Resorts World Las Vegas LLC / RWLV Capital, Inc.(i)	4.63%	4/16/2029	280,000	240,542
Resorts World Las Vegas LLC / RWLV Capital, Inc.(i)	4.63%	4/6/2031	3,415,000	2,698,721
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(i)	6.63%	2/1/2033	3,535,000	3,521,744
Sabre Financial Borrower LLC(i)	11.13%	6/15/2029	3,130,000	3,204,969
Sabre GLBL, Inc.(i)	10.75%	11/15/2029	1,098,000	940,398
Studio City Finance, Ltd.(i)	5.00%	1/15/2029	3,530,000	3,308,489
Under Armour, Inc.(i)	7.25%	7/15/2030	2,605,000	2,637,684
United Airlines Holdings, Inc.	5.38%	3/1/2031	3,430,000	3,355,816
Victoria's Secret & Co.(i)	4.63%	7/15/2029	3,045,000	2,902,325
Viking Cruises, Ltd.(i)	5.88%	10/15/2033	3,660,000	3,621,048
Wynn Macau, Ltd.(i)	5.13%	12/15/2029	175,000	167,827
Wynn Macau, Ltd.(i)	6.75%	2/15/2034	2,980,000	2,919,655
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(i)	7.13%	2/15/2031	2,045,000	2,139,970
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(i)	6.25%	3/15/2033	1,360,000	1,347,068
Yum! Brands, Inc.(d)	6.88%	11/15/2037	2,335,000	2,545,032
Yum! Brands, Inc.(d)	3.63%	3/15/2031	1,135,000	1,048,214
Zayo Group Holdings, Inc.(f)(i)	6.25 (0.50 PIK)%	3/9/2030	1,421,611	1,411,731
Total Consumer, Cyclical				90,891,077

Consumer, Non-cyclical (11.89%)
1261229 BC, Ltd.(i)	10.00%	4/15/2032	928,000	950,482
Acadia Healthcare Co., Inc.(i)	7.38%	3/15/2033	2,500,000	2,560,313
Akumin, Inc.(c)(i)	9.75%	8/31/2031	14,067,245	13,053,770
Allied Universal Holdco LLC(i)	7.88%	2/15/2031	3,060,000	3,160,368
Bausch Health Cos., Inc.(i)	4.88%	6/1/2028	447,000	409,244
Bausch Health Cos., Inc.(i)	5.00%	1/30/2028	880,000	741,558
Bellis Acquisition Co. PLC(i)	8.13%	5/14/2030	2,060,000	2,512,548
Block, Inc.(i)	6.00%	8/15/2033	2,375,000	2,336,791
Charles River Laboratories International, Inc.(i)	3.75%	3/15/2029	1,600,000	1,514,648
Charles River Laboratories International, Inc.(i)	4.00%	3/15/2031	2,240,000	2,080,327
CHS/Community Health Systems, Inc.(i)	5.25%	5/15/2030	3,925,000	3,695,685

See Notes to Financial Statements and Financial Highlights.

6	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (11.89%) (continued)
CPI CG, Inc.(i)	10.00%	7/15/2029	$2,707,000	$2,853,739
CVS Health Corp.(e)	5Y US TI + 7.00%	3/10/2055	4,030,000	4,147,921
DaVita, Inc.(i)	3.75%	2/15/2031	3,320,000	3,045,708
DaVita, Inc.(i)	6.88%	9/1/2032	630,000	644,606
Deluxe Corp.(i)	8.13%	9/15/2029	3,170,000	3,303,933
Embecta Corp.(i)	5.00%	2/15/2030	310,000	286,750
Embecta Corp.(i)	6.75%	2/15/2030	4,826,000	4,534,413
Fortrea Holdings, Inc.(i)	7.50%	7/1/2030	3,352,000	3,175,517
GENMAB A/S/GENMAB FINANCE LLC(i)	6.25%	12/15/2032	2,400,000	2,463,226
Global Medical Response, Inc.(i)	7.38%	10/1/2032	2,680,000	2,782,549
Herc Holdings, Inc.(i)	7.25%	6/15/2033	3,050,000	3,135,912
Humana, Inc.(e)	5Y US TI + 2.90%	9/15/2056	3,825,000	3,675,503
Medline Borrower LP(i)	3.88%	4/1/2029	2,150,000	2,082,408
Molina Healthcare, Inc.(i)	3.88%	11/15/2030	4,915,000	4,392,249
Molina Healthcare, Inc.(i)	6.50%	2/15/2031	765,000	754,874
New Albertsons LP	8.00%	5/1/2031	2,500,000	2,697,530
New Albertsons LP	7.45%	8/1/2029	4,000,000	4,159,840
Nidda Healthcare Holding GmbH(e)(i)	3M EUR L + 3.25%	10/15/2032	2,660,000	3,046,570
Perrigo Finance Unlimited Co., Series USD	6.13%	9/30/2032	2,900,000	2,647,265
Pilgrim's Pride Corp.	6.88%	5/15/2034	2,630,000	2,845,662
Post Holdings, Inc.(i)	6.25%	2/15/2032	2,755,000	2,789,012
Radiology Partners, Inc.(f)(i)	9.78 (9.78 PIK)%	2/15/2030	5,006,415	4,572,837
Radiology Partners, Inc.(i)	8.50%	7/15/2032	4,385,000	4,426,921
StoneMor, Inc.(i)	8.50%	5/15/2029	3,430,000	3,348,481
Synergy Infrastructure Holdings LLC(i)	7.88%	12/1/2030	2,350,000	2,400,034
Team Health Holdings, Inc.(f)(i)	13.50 (4.50 PIK)%	6/30/2028	3,134,138	3,245,134
Team Health Holdings, Inc.(i)	8.38%	6/30/2028	3,805,000	3,767,965
Tenet Healthcare Corp.	4.63%	6/15/2028	4,770,000	4,720,184
Tenet Healthcare Corp.	4.38%	1/15/2030	2,135,000	2,067,760
Tenet Healthcare Corp.(i)	5.50%	11/15/2032	710,000	702,944
United Rentals North America, Inc.	4.00%	7/15/2030	2,700,000	2,563,282
Total Consumer, Non-cyclical				124,296,463

Energy (5.58%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(i)	5.38%	6/15/2029	3,060,000	3,050,204
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(i)	6.63%	7/15/2033	3,525,000	3,580,305
Blue Racer Midstream LLC / Blue Racer Finance Corp.(i)	7.00%	7/15/2029	1,680,000	1,732,926
Blue Racer Midstream LLC / Blue Racer Finance Corp.(i)	7.25%	7/15/2032	1,960,000	2,033,082
Genesis Energy LP / Genesis Energy Finance Corp.	8.88%	4/15/2030	530,000	553,398
Genesis Energy LP / Genesis Energy Finance Corp.	8.00%	5/15/2033	6,850,000	7,079,550
Hilcorp Energy I LP / Hilcorp Finance Co.(i)	7.25%	2/15/2035	3,715,000	3,709,631
Howard Midstream Energy Partners LLC(i)	7.38%	7/15/2032	3,500,000	3,620,301
New Fortress Energy, Inc.(i)	6.50%	9/30/2026	2,215,000	330,866
New Fortress Energy, Inc.(i)	8.75%	3/15/2029	1,875,000	266,490
NFE Financing LLC(h)(i)	12.00%	11/15/2029	5,885,000	2,663,901
Rockies Express Pipeline LLC(i)	6.75%	3/15/2033	2,750,000	2,825,713
Sunoco LP(i)	6.25%	7/1/2033	2,500,000	2,515,323
Sunoco LP(i)	5.88%	3/15/2034	885,000	876,213
Transocean International, Ltd.	7.50%	4/15/2031	1,795,000	1,835,619
Transocean International, Ltd.(i)	8.75%	2/15/2030	1,732,500	1,806,639
Valaris, Ltd.(i)	8.38%	4/30/2030	3,100,000	3,217,074
Venture Global Calcasieu Pass LLC(i)	4.13%	8/15/2031	2,625,000	2,445,793
Venture Global Calcasieu Pass LLC(i)	3.88%	11/1/2033	1,490,000	1,317,986
Venture Global LNG, Inc.(i)	8.38%	6/1/2031	3,470,000	3,606,889
Venture Global LNG, Inc.(i)	9.88%	2/1/2032	2,960,000	3,183,395

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	7

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Energy (5.58%) (continued)
Venture Global Plaquemines LNG LLC(i)	7.50%	5/1/2033	$2,605,000	$2,864,215
Venture Global Plaquemines LNG LLC(i)	6.75%	1/15/2036	2,995,000	3,170,182
Total Energy				58,285,695

Financials (9.83%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(i)	7.00%	1/15/2031	2,780,000	2,800,391
Apollo Commercial Real Estate Finance, Inc.(i)	4.63%	6/15/2029	3,670,000	3,650,607
Arbor Realty SR, Inc.(i)	7.88%	7/15/2030	2,150,000	1,986,552
Arbor Realty SR, Inc.(i)	8.50%	12/15/2028	665,000	654,594
Barclays PLC(e)(j)	9.62%	12/31/2049	5,250,000	5,735,212
Diversified Healthcare Trust	4.38%	3/1/2031	7,300,000	6,460,872
Finance of America Funding LLC(i)	8.88%	11/30/2026	1,491,599	1,447,188
Finance of America Funding LLC(i)	10.00%	11/30/2029	1,452,000	1,487,574
Freedom Mortgage Corp.(i)	6.63%	1/15/2027	2,310,000	2,306,326
Freedom Mortgage Holdings LLC(i)	9.25%	2/1/2029	1,420,000	1,438,054
Freedom Mortgage Holdings LLC(i)	6.88%	5/1/2031	770,000	720,271
Genworth Holdings, Inc.	6.50%	6/15/2034	1,500,000	1,509,000
Genworth Holdings, Inc.(e)	3M SOFR + 2.26%	11/15/2036	3,700,000	3,013,937
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.00%	6/15/2030	7,315,000	6,866,479
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(i)	10.00%	11/15/2029	715,000	704,078
Intesa Sanpaolo SpA(e)(i)	1Y US TI + 2.75%	6/1/2042	4,250,000	3,570,085
Iron Mountain, Inc.(i)	6.25%	1/15/2033	2,935,000	2,927,296
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(i)	6.63%	10/15/2031	2,415,000	2,305,147
LD Holdings Group LLC(i)	6.13%	4/1/2028	3,690,000	3,093,960
Midcap Financial Issuer Trust(i)	6.50%	5/1/2028	2,350,000	2,280,331
Midcap Financial Issuer Trust(i)	5.63%	1/15/2030	2,235,000	2,081,978
Midcap Financial Issuer Trust(e)(i)	3M SOFR + 2.15%	1/15/2031	950,000	952,755
Midcap Financial Issuer Trust(e)(i)	3M SOFR + 2.25%	1/15/2033	1,750,000	1,770,650
Navient Corp.	5.50%	3/15/2029	805,000	738,730
Navient Corp.	5.63%	8/1/2033	2,680,000	2,092,198
OneMain Finance Corp.	5.38%	11/15/2029	865,000	836,708
OneMain Finance Corp.	7.50%	5/15/2031	3,810,000	3,842,772
OneMain Finance Corp.	7.13%	11/15/2031	1,375,000	1,365,006
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(i)	4.88%	5/15/2029	3,110,000	2,984,788
PennyMac Financial Services, Inc.(i)	4.25%	2/15/2029	2,890,000	2,739,847
PennyMac Financial Services, Inc.(i)	5.75%	9/15/2031	5,690,000	5,259,872
Rocket Cos., Inc.(i)	6.38%	8/1/2033	3,670,000	3,715,132
Service Properties Trust(i)(k)		9/30/2027	645,000	587,684
Service Properties Trust	4.38%	2/15/2030	4,425,000	3,938,250
Service Properties Trust	4.95%	10/1/2029	485,000	441,017
Service Properties Trust(i)	8.63%	11/15/2031	1,490,000	1,554,716
Starwood Property Trust, Inc.(i)	3.63%	7/15/2026	4,335,000	4,307,308
UniCredit SpA(e)(i)	US SWAP + 3.70%	6/19/2032	3,155,000	3,176,344
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(i)	6.00%	1/15/2030	2,665,000	2,505,766
Walker & Dunlop, Inc.(i)	6.63%	4/1/2033	2,975,000	2,897,225
Total Financials				102,746,700

Industrials (3.46%)
Ball Corp.	3.13%	9/15/2031	2,900,000	2,616,411
Builders FirstSource, Inc.(i)	6.38%	3/1/2034	2,670,000	2,640,314
Coherent Corp.(i)	5.00%	12/15/2029	3,045,000	2,989,071
FTAI Aviation Investors LLC(i)	7.00%	5/1/2031	2,500,000	2,558,153
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(i)	6.75%	4/1/2032	2,170,000	2,077,726
Quikrete Holdings, Inc.(i)	6.38%	3/1/2032	2,310,000	2,347,482
Smyrna Ready Mix Concrete LLC(i)	8.88%	11/15/2031	2,660,000	2,721,606

See Notes to Financial Statements and Financial Highlights.

8	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (3.46%) (continued)
Standard Building Solutions, Inc.(i)	6.50%	8/15/2032	$2,735,000	$2,747,933
Standard Building Solutions, Inc.(i)	5.88%	3/15/2034	1,405,000	1,355,860
TransDigm, Inc.(i)	7.13%	12/1/2031	6,185,000	6,372,926
TransDigm, Inc.(i)	6.63%	3/1/2032	1,240,000	1,265,496
Warwick 12 06/09/2031	12.00%	6/9/2031	3,979,592	3,900,000
WESCO Distribution, Inc.(i)	5.25%	4/15/2031	2,645,000	2,627,962
Total Industrials				36,220,940

Technology (0.82%)
Castle US Holding Corp.(i)	10.00%	6/30/2031	4,901,000	1,045,546
Cloud Software Group, Inc.(i)	9.00%	9/30/2029	1,825,000	1,762,950
Cloud Software Group, Inc.(i)	8.25%	6/30/2032	2,440,000	2,324,710
CoreWeave, Inc.(i)	9.25%	6/1/2030	2,540,000	2,485,231
Pitney Bowes, Inc.(i)	7.25%	3/15/2029	905,000	903,904
Total Technology				8,522,341

Utilities (1.16%)
Constellation Energy Generation LLC(i)	4.63%	2/1/2029	3,295,000	3,253,570
NRG Energy, Inc.(i)	5.75%	1/15/2034	725,000	715,348
NRG Energy, Inc.(i)	6.00%	1/15/2036	4,070,000	4,026,112
Vistra Corp.(e)(i)(j)	5Y US TI + 5.74%	12/31/2049	3,400,000	3,405,445
Vistra Operations Co. LLC(i)	5.63%	2/15/2027	725,000	725,363
Total Utilities				12,125,838

TOTAL CORPORATE BONDS
(Cost 609,455,489)				594,105,000

RIGHTS AND WARRANTS (0.00%)
Technology (0.00%)
Mavenir Warrants Tier 1, Strike Price: $1.00(a)(c)		12/31/2049	$181	$2
Mavenir Warrants Tier 2, Strike Price: $1.00(a)(c)		12/31/2049	353	3
XPLORE CVR, Strike Price: $–(a)(c)		12/31/2049	5,390	1

TOTAL RIGHTS AND WARRANTS
(Cost $546)				6

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.66%)
State Street Institutional US Government Money Market Fund, Premier Class	3.580%	38,274,309	$38,274,309

TOTAL SHORT TERM INVESTMENTS
(Cost $38,274,309)			38,274,309

TOTAL INVESTMENTS (99.99%)
(Cost $1,073,762,716)			$1,045,381,978

OTHER ASSETS IN EXCESS OF LIABILITIES (0.01%)			71,011

NET ASSETS (100.00%)			$1,045,452,988

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(b)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	9

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

(c)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of March 31, 2026, the fair value of illiquid securities in the aggregate was $72,951,287 representing 6.98% of the Fund's net assets.
(d)	Security deemed to be restricted as of March 31, 2026. As of March 31, 2026, the fair value of restricted securities in the aggregate was $43,588,349 representing 4.17% of the Fund’s net assets. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2026 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Payment in-kind.
(g)	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. At March 31, 2026, the Fund had unfunded commitments shown below:

Investment	Par Value	Net Market Value	Market Value
Sizzling Platter DD	$162,542	$403,013	$565,555
US Fertility Enterprises LLC	736,842	(2,763)	734,079
Total		$400,250	$1,299,634

(h)	Security is currently in default.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the fair value of securities restricted under Rule 144A in the aggregate was $492,525,599, representing 47.11% of net assets.
(j)	Security is a perpetual bond.
(k)	Zero coupon bond.

Investment Abbreviations:

SOFR - Standard Overnight Financing Rate

Rates:

3M EUR L - 3 Month EURIOBOR as of March 31, 2026 was 2.08%

1M SOFR - 1 Month SOFR as of March 31, 2026 was 3.65%

3M SOFR - 3 Month SOFR as of March 31, 2026 was 3.68%

6M SOFR - 6 Month SOFR as of March 31, 2026 was 3.86%

1Y US TI - 1 Year US Treasury Index as of March 31, 2026 was 3.68%

5Y US TI - 5 Year US Treasury Index as of March 31, 2026 was 3.92%

US Swap Rate as of March 31, 2026 was 5.86%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements and Financial Highlights.

10	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (CENTRALLY CLEARED)(a)(b)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at March 31, 2026	Notional Amount	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
MARKIT CDX HY S46 5Y 06/31 ICE	JP Morgan	5.00%	USD	6/20/31	3.85%	$40,000,000	$(1,930,725)	$1,920,000	$(10,725)
							$(1,930,725)	$1,920,000	$(10,725)

Credit default swaps pay quarterly.

TOTAL RETURN SWAP CONTRACTS - BUY PROTECTION (CENTRALLY CLEARED)(a)(b)

					Implied
		Fixed Deal			Credit Spread			Upfront	Unrealized
		Receive			at March 31,	Notional		Premiums	Appreciation/
Reference Obligations	Counterparty	Rate	Currency	Maturity Date	2026	Amount	Value	Received/(Paid)	(Depreciation)
Recv Iboxx Hy Liquid Trs	Morgan Stanley	0.04%	USD	6/22/26	0%	$6,982,080	$(8,046)	$–	$(8,046)
							$(8,046)	$–	$(8,046)

Total return swaps pay quarterly.

(a)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement	Receiving	Receiving	Delivering	Delivering	Appreciation/
Counterparty	Date	Currency	Value	Currency	Value	(Depreciation)
State Street Corporation	06/11/26	USD	$902,998	CAD	$881,157	$21,841
State Street Corporation	06/11/26	USD	5,523,158	EUR	5,503,547	19,611
State Street Corporation	06/11/26	USD	2,601,893	GBP	2,577,867	24,026
						$65,478
State Street Corporation	06/11/26	EUR	45,225	USD	45,359	$(134)
						$(134)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	11

Brigade High Income Fund	Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

ASSETS:
Investments, at value (Cost $1,073,762,716)(a)	$1,045,381,978
Cash and cash equivalents	1,842,820
Foreign currency, at value (Cost $81,446)	80,106
Unrealized gain on forward contracts	65,478
Deposit with broker for swap contracts	55,935
Deposits held with broker for swaps	4,658,774
Receivable for investments sold	8,971,001
Receivable for shares sold	6,774,962
Dividends and interest receivable	12,916,477
Other assets	14,352
Total Assets	1,080,761,883

LIABILITIES:
Distributions payable	6,774,962
Variation Margin on centrally cleared swaps	2,042,595
Unrealized loss on forward contracts	134
Unrealized depreciation on swap contracts	18,771
Payable for administration and transfer agent fees	109,629
Payable for investments purchased	25,814,404
Payable for shares redeemed	75,000
Payable to adviser	339,310
Payable for printing fees	7,854
Payable for professional fees	37,470
Payable for trustees' fees and expenses	200
Payable to Chief Compliance Officer fees	2,885
Accrued expenses and other liabilities	85,681
Total Liabilities	35,308,895
NET ASSETS	$1,045,452,988

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$1,082,550,333
Total distributable earnings/(deficit)	(37,097,345)
NET ASSETS	$1,045,452,988

PRICING OF SHARES(b)
Founders: Class:
Net Asset Value, offering and redemption price per share	$9.75
Net Assets	$1,045,439,820
Shares of beneficial interest outstanding	107,193,629
Institutional: Class:
Net Asset Value, offering and redemption price per share	$9.75
Net Assets	$13,168
Shares of beneficial interest outstanding	1,351

(a)	Includes unrealized appreciation/(depreciation) on unfunded loaned commitments of $400,250.
(b)	A 1% redemption fee is applied to any shares sold or exchanged within 60 days of purchase.

See Notes to Financial Statements and Financial Highlights.

12	www.brigadefunds.com

Brigade High Income Fund	Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$46,119,075
Total Investment Income	46,119,075
EXPENSES:
Investment advisory fees (Note 6)	2,439,474
Interest expense	7,209
Fund Accounting and Administration fees	269,122
Co-administration fees	243,948
Custody fees	16,617
Legal fees	50,885
Audit and tax fees	19,288
Transfer agent fees	18,477
Trustees' fees and expenses	50,419
Registration and filing fees	20,924
Printing fees	9,100
Chief Compliance Officer fees	15,862
Insurance fees	6,164
Other expenses	9,455
Total Expenses	3,176,944
Less fees waived/reimbursed by investment adviser (Note 6)
Founders Class	(629,556)
Institutional Class	(9)
Net Expenses	2,547,379
NET INVESTMENT INCOME	43,571,696
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Investments	(2,050,208)
Forward foreign currency contracts	161,809
Swap contracts	(449,604)
Foreign currency transactions	25,019
Net realized loss	(2,312,984)
Change in unrealized appreciation/(depreciation) on:
Investments	(30,614,072)
Forward foreign currency contracts	65,343
Swap contracts	792,125
Translation of asset and liabilities denominated in foreign currency	(48,605)
Net change	(29,805,209)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(32,118,193)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,453,503

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	13

Brigade High Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS:
Net investment income	$43,571,696	$67,282,542
Net realized loss on investments and foreign currency	(2,312,984)	(8,913,159)
Net change in unrealized depreciation on investments and foreign currency	(29,805,209)	(4,438,404)
Net increase in net assets resulting from operations	11,453,503	53,930,979

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(42,179,642)	(78,502,858)
Institutional Class	(561)	(1,420)
Total distributions	(42,180,203)	(78,504,278)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	168,108,873	369,045,649
Dividends reinvested	42,179,642	78,109,475
Shares redeemed	(52,334,413)	(84,835,000)
Net increase from beneficial share transactions	157,954,102	362,320,124
Institutional Class
Shares sold	(17)	17
Dividends reinvested	561	1,419
Shares redeemed	14	(14)
Net increase from beneficial share transactions	558	1,422
Net increase in net assets	127,227,960	337,748,247

NET ASSETS:
Beginning of period	918,225,028	580,476,781
End of period	$1,045,452,988	$918,225,028

See Notes to Financial Statements and Financial Highlights.

14	www.brigadefunds.com

Brigade High Income Fund	Financial Highlights

Founders Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.05		$10.46	$10.18	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.44		0.98	1.10	0.43
Net realized and unrealized gain/(loss) on investments	(0.31)		(0.21)	0.36	0.04
Total from investment operations	0.13		0.77	1.46	0.47

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.97)	(1.17)	(0.29)
From net realized gains on investments	–		(0.21)	(0.01)	–
Total Distributions	(0.43)		(1.18)	(1.18)	(0.29)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.30)		(0.41)	0.28	0.18
NET ASSET VALUE, END OF PERIOD	$9.75		$10.05	$10.46	$10.18

TOTAL RETURN(c)	1.26%		7.82%	15.34%	4.74%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,045,440		$918,212	$580,465	$476,541

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.65	%(d)	0.66%	0.69%	0.74	%(d)
Operating expenses including reimbursement/waiver	0.52	%(d)	0.52%	0.52%	0.52	%(d)
Net investment income including reimbursement/waiver	8.92	%(d)	9.72%	10.75%	10.27	%(d)

PORTFOLIO TURNOVER RATE	21	%(e)	29%	49%	8	%(e)

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	15

Brigade High Income Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.05		$10.46		$10.18	$9.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.44		0.99		1.08	0.42
Net realized and unrealized gain/(loss) on investments	(0.31)		(0.23)		0.37	0.06
Total from investment operations	0.13		0.76		1.45	0.48

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.96)		(1.16)	(0.28)
From net realized gains on investments	–		(0.21)		(0.01)	–
Total Distributions	(0.43)		(1.17)		(1.17)	(0.28)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.30)		(0.41)		0.28	0.20
NET ASSET VALUE, END OF PERIOD	$9.75		$10.05		$10.46	$10.18

TOTAL RETURN(c)	1.26%		7.78%		15.14%	4.89%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$13		$13		$12	$10

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.66	%(d)	0.66%		0.69%	0.75	%(d)
Operating expenses including reimbursement/waiver	0.52	%(d)	0.56	%(e)	0.69%	0.75	%(d)
Net investment income including reimbursement/waiver	8.93	%(d)	9.74%		10.57%	9.94	%(d)

PORTFOLIO TURNOVER RATE	21	%(f)	29%		49%	8	%(f)

(a)	For the period May 5, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	The expense cap for the Institutional Class was reduced from 0.75% to 0.52% effective February 1, 2025.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

16	www.brigadefunds.com

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews the results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

Credit Default Swaps (“CDS”) are valued using prices provided by a nationally recognized CDS pricing service. The valuation method utilizes data collected from market makers and other sources, supports price discovery, risk management, and independent valuation of CDS contracts across single names, indices, and tranches. For centrally cleared swaps, the daily change in valuation, and upfront payments, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities.

Currency Forward Contracts are valued using a nationally recognized valuation service. The provider incorporates currency spot rates and interest rate differentials between the two currencies for the contract’s tenor.

Semi-Annual Report | March 31, 2026	17

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Unfunded Commitments – The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding, such as delayed draw term loans or revolving credit arrangements. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. Unfunded loan commitments and funded portions of credit agreements are marked-to-market.

As of March 31, 2026 the Fund had unfunded commitments of $899,384.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Brigade High Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications	$–	$–	$878,113	$878,113
Consumer, Cyclical	52,806	–	666,314	719,120
Consumer, Non-cyclical	–	12,398,600	–	12,398,600
Technology	–	2,343,117	860,334	3,203,451
Preferred Stocks
Consumer, Cyclical	–	–	1,117,460	1,117,460
Bank Loans
Basic Materials	–	35,953,751	–	35,953,751
Communications	–	33,212,480	4,474,839	37,687,319
Consumer, Cyclical	–	75,364,482	2,040,508	77,404,990
Consumer, Non-cyclical	–	106,214,839	–	106,214,839
Energy	–	16,538,703	–	16,538,703
Financials	–	32,274,951	–	32,274,951
Industrials	–	18,054,247	–	18,054,247
Technology	–	57,611,129	2,547,522	60,158,651
Utilities	–	3,777,683	–	3,777,683
Convertible Bonds
Consumer, Cyclical	–	41,625	–	41,625
Consumer, Non-cyclical	–	3,554,808	–	3,554,808

18	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

Technology	$–	$–	$3,024,352	$3,024,352
Corporate Bonds
Basic Materials	–	58,249,046	–	58,249,046
Communications	–	102,766,900	–	102,766,900
Consumer, Cyclical	–	90,891,077	–	90,891,077
Consumer, Non-cyclical	–	124,296,463	–	124,296,463
Energy	–	58,285,695	–	58,285,695
Financials	–	102,746,700	–	102,746,700
Industrials	–	32,320,940	3,900,000	36,220,940
Technology	–	8,522,341	–	8,522,341
Utilities	–	12,125,838	–	12,125,838
Rights and Warrants	–	–	6	6
Short Term Investments	38,274,309	–	–	38,274,309
Total	$38,327,115	987,545,415	19,509,448	$1,045,381,978

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Contracts	$–	$65,478	$–	$65,478
Liabilities
Credit Default Swap Contracts	–	(10,725)	–	(10,725)
Forward Contracts	–	(134)	–	(134)
Total Return Swap Contracts	–	(8,046)	–	(8,046)
Total	$–	$46,573	$–	$46,573

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Common Stocks	Bank Loan	Corporate & Convertible Bonds	Rights & Warrants	Preferred Stock	Total
Balance as of September 30, 2025	$2,433,037	$7,582,539	$2,881,601	$6	$1,520,423	$14,417,606
Accrued discount/ premium	–	–	(124,017)	–	–	(124,017)
Return of Capital	–	–	–	–	–	–
Realized Gain/(Loss)	16,394	–	–	–	–	16,394
Change in Unrealized Appreciation/Depreciation	(471)	–	142,921	–	(727,015)	(584,565)
Purchases	–	3,546,703	4,023,847	–	324,052	7,894,602
Sales Proceeds	(44,199)	(2,066,374)	–	–	–	(2,110,573)
Transfer into Level 3	–	1	–	–	–	1
Transfer Out of Level 3	–	–	–	–	–	–
Balance as of March 31, 2026	$2,404,761	$9,062,869	$6,924,352	$6	$1,117,460	$19,509,448
Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at March 31, 2026	$2,211	$(101)	$142,922		$(727,015)	$(581,983)

Semi-Annual Report | March 31, 2026	19

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of March 31, 2026. In addition to the techniques and inputs noted in the table below, according to the Fund’s valuation policy, other valuation techniques and methodologies when determining the Fund’s fair value measurements may be used. The below table is not intended to be all inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund’s determination of fair values.

Assets (at fair value)*	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Inputs(1)	Value/Range
Common Stocks	$860,334	Market Approach	EBITDA	$422.0m
			EBITDA Multiple	2.50x - 4.00x
	637,159	Market Approach	EBITDA	$65.0m
			EBITDA Multiple	4.50x - 5.00x
	29,155	Market Approach	EBITDA	$22.7m - $50.1m
			EBITDA Multiple	5.0x - 10.0x
	878,113	Market Approach	EBITDA	$123.2m
			EBITDA Multiple	9.25x - 1.25x
Total Common Stocks	$2,404,761
Bank Loans	$4,474,839	Discounted Cash Flow Model	Implied Credit Spread	5.00% - 6.00%
	2,547,522	Market Approach	EBITDA	$110.0m
			EBITDA Multiple	5.75x - 6.75x
	2,040,508	Market Approach	EBITDA	$22.7m - $50.1m
			EBITDA Multiple	5.0x - 10.0x
Total Bank Loans	$9,062,869
Preferred Stocks	$1,117,460	Market Approach	EBITDA	$22.7m - $50.1m
			EBITDA Multiple	5.0x - 10.0x
Total Preferred Stocks	$1,117,460
Corporate Bonds	$3,900,000	Recent Transaction	Transaction Price	$98

Total Corporate Bonds	$3,900,000
Convertible Bonds	$3,024,352	Market Approach	EBITDA	$110.0m
			EBITDA Multiple	5.75x - 6.75x
Total Convertible Bonds	$3,024,352

(1)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable	Input Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Implied Credit Spread	Decrease	Increase
Transaction Price	Increase	Decrease

*	Rights and warrants have been intentionally excluded from the table based on materiality.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Selected Risks: Some significant types of financial risks the Fund is exposed to are listed below. Please see the Fund's prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities. Please see the Fund’s prospectus and statement of additional information for information regarding the risks associated with an investment in the Fund, including certain risks described below.

20	www.brigadefunds.com

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are typically more susceptible to these risks than debt of higher quality issuers. Furthermore, a significant amount of the Fund’s net asset value is expected to be invested in the lower-rated segment of the high yield market (rated B and below), which investments generally involve greater credit risk than high yield securities that are rated BBB and above.

Counterparty and Settlement Risk: To the extent the Fund invests in participations, assignments, swaps, repurchase agreements, reverse-repurchase agreements, structured products, derivative or synthetic instruments, or other over-the-counter transactions or, in certain circumstances, in non-U.S. securities, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

Derivatives Risk: The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.

Currency Risk: The Fund’s investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, longterm opportunities for investment and capital appreciation and political developments.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Semi-Annual Report | March 31, 2026	21

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Description	Security Type	Acquisition Date	Acquisition Cost	Fair Value	% of Net Assets
ACProducts Holdings, Inc. 5/17/28	Bank Loan	4/8/25-1/14/26	$2,485,380	$2,796,276	0.27%
Avaya Inc. 8/1/28	Bank Loan	5/4/2023-9/9/25	7,725,804	7,624,737	0.73%
BCP V Everise Acquisition LLC 12/14/29	Bank Loan	12/20/23-11/12/25	4,928,059	4,074,311	0.39%
LifeScan Global TL B 12/9/30	Bank Loan	12/08/2025	4,213,352	4,199,321	0.40%
Long Ridge Energy TL B 2/6/32	Bank Loan	2/07/2025	2,553,161	2,546,713	0.25%
Syniverse Holdings LLCS 5/13/27	Bank Loan	5/12/23-7/14/24	4,327,550	4,428,558	0.43%
Avaya Holdings Corp.	Common Stock	5/10/2023-5/12/23	775,525	860,334	0.08%
LifeScan Global Common	Common Stock	12/8/25-3/25/26	2,625,669	2,875,772	0.28%
Liberty Interactive LLC 11/15/29	Convertible Bond	2/27/2024	96,463	10,125	0.00%
Liberty Interactive LLC 2/15/30	Convertible Bond	11/3/23-4/8/25	166,758	31,500	0.00%
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 7/15/26	Corporate Bond	5/3/23-2/5/26	6,490,103	6,337,338	0.61%
Beasley Mezzanine Holdings LLC 8/1/28	Corporate Bond	10/8/24-7/8/25	1,960,900	1,199,585	0.12%
Liberty Interactive LLC 2/1/30	Corporate Bond	11/7/23-11/6/24	250,688	25,217	0.00%
Liberty Interactive LLC 7/15/29	Corporate Bond	2/29/24-4/8/25	2,319,695	153,766	0.01%
Spanish Broadcasting System, Inc. 3/1/26	Corporate Bond	5/8/23-7/8/24	2,598,036	2,831,550	0.27%
Yum! Brands, Inc. 11/15/37	Corporate Bond	7/10/23-9/21/23	2,440,938	2,545,032	0.25%
Yum! Brands, Inc. 3/15/31	Corporate Bond	5/4/23-3/7/24	995,963	1,048,214	0.10%
				$43,588,349

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Schedule of Investments.

Credit Default Swaps: A credit default swap (CDS) is a financial contract that functions like an insurance policy against a borrower defaulting on a debt. The CDS buyer makes regular payments to the seller. In return, the seller agrees to compensate the buyer if the underlying debt issuer experiences a credit event, such as bankruptcy or failure to pay.

22	www.brigadefunds.com

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

Forward Currency Contracts: A forward currency contract is a customized, over-the-counter agreement between two parties to exchange a specific amount of one currency for another at a predetermined exchange rate on a future date. These contracts are used to hedge against currency exchange rate risk, locking in a rate to provide certainty for future international transactions

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Depreciation on Contracts
Credit Risk (Swap Contracts)	Unrealized appreciation on OTC swap contracts(a)	$–	Unrealized depreciation on OTC swap contracts	$(18,771)
Currency Risk (Forward Currency Contracts)	Unrealized gain on forward contracts	65,478	Unrealized loss on forward contracts	(134)
		$65,478		$(18,905)

(a)	Includes cumulative appreciation/depreciation on centrally cleared swaps

			Change in
		Realized	Unrealized
		Gain/(Loss) on Derivatives	Gain/(Loss) on Derivatives
		Recognized	Recognized
Risk Exposure	Statement of Operations Location	in Income	in Income
Credit Risk (Swap Contracts)	Net realized gain/(loss) on swap contracts/Net change in unrealized depreciation on swap contracts	$(449,604)	$792,125
Currency Risk (Forward Currency Contracts)	Net realized loss on Forward Currency Contracts/Net change in unrealized depreciation on Forward Currency Contracts	$161,809	$65,343
Total		$(287,795)	$(857,468)

Derivative Type	Unit of Measurement	Monthly Average
Credit Default Swaps	Notional Value of contracts outstanding	$19,575
Forward Currency Contracts	Value of contracts outstanding	$4,855,950

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2026, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments for federal tax purposes were as follows:

Brigade High Income Fund
Gross unrealized appreciation (excess of value over tax cost)	$29,755,053
Gross unrealized depreciation (excess of tax cost over value)	(58,489,754)
Net unrealized depreciation	$(28,734,701)
Cost of investments for income tax purposes	$1,036,387,486

Semi-Annual Report | March 31, 2026	23

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Brigade High Income Fund
Undistributed Tax Exempt Income	–
Accumulated capital losses	(7,218,352)
Net unrealized appreciation	1,783,103
Other cumulative effect of timing differences	(935,396)
Total	$(6,370,645)

As of September 30, 2025, there were no permanent differences in book and tax accounting.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2026, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Brigade High Income Fund	$375,998,214	$190,127,435

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid for and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2026, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Brigade High Income Fund
Founders Class
Shares sold	16,843,049	36,715,871
Shares issued in reinvestment of distributions to shareholders	4,261,085	7,737,968
Shares redeemed	(5,245,292)	(8,601,216)
Net increase in shares outstanding	15,858,842	35,852,623
Institutional Class
Shares sold	(2)	2
Shares issued in reinvestment of distributions to shareholders	57	141
Shares redeemed	1	(1)
Net increase in shares outstanding	56	142

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 63% of the outstanding shares of the Fund are held by one omnibus account that owns shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

24	www.brigadefunds.com

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Brigade Capital Management, LP (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund’s portfolio. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the "Advisory Agreement") with the Adviser, the Fund pays the Adviser an annual management fee of 0.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

The Adviser has appointed Brigade Capital UK, LLP as the Sub-Adviser to the Fund. Pursuant to a Sub-Advisory Agreement, it is determined that the Adviser and Fund will not pay any fees to the Sub-Adviser for providing services in accordance with such Agreement.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, shareholder servicing fees, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.52% of the Fund’s average daily net assets for each class. Prior to February 1, 2025, the fund’s expense limitation for the Institutional Class was 0.75%. The Fee Waiver Agreement is in effect through at least January 31, 2027, and will automatically continue upon approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its co-administration or management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2026, are disclosed in the Statement of Operations.

As of March 31, 2026, the balances of recoupable expenses for the Fund were as follows:

Brigade High Income Fund	Expiring in 2026	Expiring in 2027	Expiring in 2028	Expiring in 2029
Founders Class	$271,778	$863,781	$963,427	$629,556
Institutional Class	—	—	12	9

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2026, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Brigade Capital Management, LP serves as co-administrator to the Fund. Pursuant to the Co-Administration Agreement, the Fund pays the co-administrator an annual fee of 0.05% based on the Fund's average daily net assets. Co-administration fees paid by the Fund for the six months ended March 31, 2026, are disclosed in the Statement of Operations.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

Semi-Annual Report | March 31, 2026	25

Notes to Financial Statements
Brigade High Income Fund	and Financial Highlights

March 31, 2026 (Unaudited)

7. TRUSTEES AND OFFICERS

As of March 31, 2026, there were three Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).

Effective January 1, 2026, the Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $18,750, plus $5,938 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875, the Independent Chair receives a quarterly retainer of $4,250 and the Nominating and Corporate Governance Committee Chair receives a quarterly retainer of $500.

Prior to January 1, 2026, the Trustees of the Trust received a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,875 and the Independent Chair received a quarterly retainer of $4,250.

These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Asset and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

26	www.brigadefunds.com

Brigade High Income Fund	Additional Information

March 31, 2026 (Unaudited)

1. TAX DESIGNATIONS

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2025 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Brigade High Income Fund	0%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2025 qualify for the corporate dividends received deduction:

Amount
Brigade High Income Fund	0%

Semi-Annual Report | March 31, 2026	27

Changes in and Disagreements with Accountants for
Brigade High Income Fund	Open-End Management Investment Companies

March 31, 2026 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

28	www.brigadefunds.com

Brigade High Income Fund	Proxy Disclosures

March 31, 2026 (Unaudited)

Not applicable to the period covered by this Report.

Semi-Annual Report | March 31, 2026	29

Remuneration Paid to Trustees, Officers, and Others
Brigade High Income Fund	of Open-End Management Investment Companies

March 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Fund for the period ended March 31, 2026:

Trustee	Amount Paid
Ward Armstrong	$15,618
J.W. Hutchens	5,920
Merrillyn Kosier	13,331
Patrick Seese	14,258
Total	$49,127

30	www.brigadefunds.com

Statement Regarding Basis for Approval
Brigade High Income Fund	of Investment Advisory Contract

March 31, 2026 (Unaudited)

On February 19, 2026, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the approval of the Investment Advisory Agreement between the Trust and Brigade Capital Management, LP. (“Brigade”) in accordance with Section 15(c) of the 1940 Act (“Brigade Agreement”). The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In evaluating Brigade and the fees charged under the Brigade Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Brigade Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees reviewed and considered information regarding the nature, extent, and quality of services provided to the Fund under the Brigade Agreements. In this regard, the Trustees considered materials provided by Brigade describing the firm’s organization, ownership structure, and regulatory filings, including certain information from Brigade’s Form ADV. The Trustees also reviewed information regarding Brigade’s management team and the experience of the firm’s investment professionals, including the significant industry experience of Brigade’s senior investment team.

The Trustees discussed Brigade’s investment process and research capabilities, including its fundamental credit research approach and its emphasis on evaluating factors such as free cash flow, asset coverage, and relative value. The Trustees also considered Brigade’s global investment platform and the disciplined investment process used in managing the Fund’s portfolio.

The Trustees also reviewed Brigade’s compliance record with the Trust and discussed the operational and compliance support provided to the Fund. In addition, the Trustees reviewed Brigade’s financial condition. Based on these considerations, the Trustees concluded that they were satisfied with the nature, extent, and quality of services provided by Brigade and Brigade UK.

Performance: The Trustees reviewed and considered information regarding the Brigade Fund’s investment performance for the one-year and since inception periods ended November 30, 2025. The Trustees compared the Fund’s performance to that of a peer group of comparable funds identified by an independent provider of investment company data (the “Data Provider”).

The Trustees noted that the Fund had outperformed relative to its peer group over each period. The Trustees also discussed recent performance trends and the portfolio management team’s oversight of the Fund’s investment strategy. Based on this review, the Trustees concluded that the Fund’s performance was satisfactory.

Investment Advisory Fee Rate and Expense Ratio: The Trustees reviewed and considered the contractual advisory fee payable by the Fund to Brigade and the sub-advisory fee payable by Brigade to Brigade UK. In evaluating the advisory fee, the Trustees reviewed comparative data provided by an independent provider of investment company data (the “Data Provider”) regarding advisory fees and total expense ratios of comparable funds within both the identified peer group and a broader universe of funds.

The Trustees noted that the Fund’s contractual advisory fee of 0.50% ranked 2nd lowest among the peer group. The Trustees also noted that the Fund’s total net expense ratio of 0.52% ranked as the lowest among the peer group funds and compared favorably to the peer group median expense ratio of 0.73%.

The Trustees also reviewed the components of the Fund’s expenses and considered the recent adjustments to the Fund’s expense cap structure. Based on these considerations, the Trustees concluded that the advisory fee and overall expense structure were reasonable in light of the nature, extent, and quality of the services provided.

Comparable Accounts: The Trustees reviewed information regarding fees charged by Brigade for managing other accounts employing investment strategies similar to those used for the Fund. The Trustees noted that certain accounts managed by Brigade are subject to different fee arrangements, which may reflect differences in services provided, investment structures, or client circumstances.

Taking these factors into account and recognizing the limitations inherent in comparing fee structures across different types of accounts, the Trustees concluded that the advisory and sub-advisory fees payable under the Brigade Agreements were not unreasonable.

Profitability: The Trustees received and considered profitability analyses prepared by Brigade with respect to the Fund, including retrospective and projected profitability information presented on a consolidated basis with Brigade UK based on the fees paid under the Brigade Agreements. The Trustees noted that the Fund was profitable to Brigade in 2025 and was projected to be profitable in 2026. After considering this information and the services provided under the Brigade Agreements, the Trustees concluded that the level of profitability was not excessive.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders under the Brigade Agreements. They considered statements by the Brigade representatives that the growth in the Fund’s assets under management had yielded economies of scale and that as the Fund continues to grow, it will benefit from economies of scale as the overall expense ratio will continue to decline.

Semi-Annual Report | March 31, 2026	31

Statement Regarding Basis for Approval
Brigade High Income Fund	of Investment Advisory Contract

March 31, 2026 (Unaudited)

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Brigade or Brigade UK from their relationships with the Brigade Fund, including soft dollar benefits to Brigade. The Trustees concluded that the direct and indirect benefits to Brigade and Brigade UK were not excessive.

Having requested, reviewed, and deliberated such information from Brigade as the Board believed to be reasonably necessary to evaluate the terms of the Brigade Agreements, the Trustees concluded that renewal of each Brigade Agreement was in the best interests of the Brigade Fund and its shareholders.

32	www.brigadefunds.com

BRIGADE
CAPITAL MANAGEMENT

This material must be preceded or accompanied by a prospectus.
The Brigade High Income Fund are distributed by ALPS Distributors, Inc. LLC. All rights reserved.

CARRET
Asset Management

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

March 31, 2026

Kansas Tax-Exempt Bond Fund | Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund | Class A (IKSTX)

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements and Financial Highlights	12
Changes in and Disagreements with Accountants	19
Proxy Disclosures	20
Remuneration Paid to Directors, Officers, and Others	21
Statement Regarding Basis for Approval of Investment Advisory Agreement	22

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (99.06%)
Education (36.17%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$1,990,838
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	555,427
4.000%, 12/01/2034	250,000	250,130
Bethel Park School District, General Obligation Limited Bonds
5.000%, 08/01/2048	1,000,000	1,025,682
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	403,196
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	948,865
3.000%, 09/01/2035	510,000	479,039
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	696,362
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	700,107
4.000%, 09/01/2031	500,000	506,790
Butler County Unified School District No. 394 Rose Hill, General Obligation Unlimited Bonds
5.000%, 09/01/2036	500,000	542,583
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2036	500,000	500,046
Dekalb County Central School Building Corp., Revenue Bonds
5.000%, 07/15/2033	500,000	545,005
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	768,807
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,514,546
4.000%, 09/01/2033	500,000	500,197
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	563,155
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,506,392
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,165,188
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	674,673
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	956,181
Hernando County School District, Certificate Participation Bonds
5.000%, 07/01/2031	685,000	687,813
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	500,848
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	404,156
4.000%, 09/01/2033	1,000,000	1,001,829
4.000%, 09/01/2035	1,000,000	1,001,171
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,511,505
5.000%, 10/01/2038	2,000,000	2,230,633
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,192,975
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	692,455
4.000%, 09/01/2031	1,000,000	1,003,786

See Notes to Financial Statements and Financial Highlights. `

Semi-Annual Report | March 31, 2026	1

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
4.000%, 10/01/2035	$425,000	$434,538
5.000%, 10/01/2041	500,000	538,080
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	142,738
4.000%, 09/01/2033	100,000	101,199
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	567,591
2.000%, 06/01/2032	1,000,000	892,572
3.000%, 05/01/2030	450,000	449,323
3.500%, 05/01/2033	500,000	496,164
Larimer County School District No. R-1 Poudre, General Obligation Unlimited Bonds
4.000%, 12/15/2032	750,000	766,916
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	674,096
4.000%, 09/01/2036	465,000	442,978
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	329,580
Massachusetts School Building Authority, Revenue Bonds
5.000%, 02/15/2050	1,085,000	1,123,689
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	470,700
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, 08/15/2046	750,000	757,332
Racine Unified School District, General Obligation Unlimited Bonds
5.000%, 04/01/2042	820,000	861,909
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	829,793
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,232,921
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	834,783
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	532,835
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	759,236
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	353,286
4.000%, 11/01/2034	425,000	428,468
4.000%, 11/01/2035	635,000	639,739
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,017,567
4.000%, 09/01/2032	500,000	505,920
St Louis County School District C-2 Parkway, General Obligation Unlimited Bonds
5.000%, 03/01/2042	1,000,000	1,082,838
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2030	350,000	351,082
5.000%, 09/01/2031	500,000	501,544
West Clermont Local School District, General Obligation Unlimited Bonds
4.000%, 12/01/2032	400,000	402,650
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2039	400,000	408,334
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,033,426

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	$500,000	$505,279
Total Education		47,489,486

General Obligation (39.43%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	330,638
4.000%, 12/01/2031	445,000	450,875
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,439
City of Albuquerque NM, General Obligation Unlimited Bonds
4.000%, 07/01/2039	700,000	708,949
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	801,535
City of Bettendorf IA, General Obligation Unlimited Bonds
5.000%, 06/01/2038	1,000,000	1,110,461
City of Derby, General Obligation Unlimited Bonds
4.000%, 12/01/2041	775,000	762,337
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	947,975
City of Gardner, General Obligation Unlimited Bonds
4.250%, 10/01/2044	685,000	687,450
City of Goddard, General Obligation Unlimited Bonds
4.000%, 12/01/2027	500,000	506,830
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	446,869
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	313,982
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,539,244
City of Maize, General Obligation Unlimited Bonds
4.000%, 10/01/2038	375,000	377,861
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	875,000	875,415
4.000%, 11/01/2031	400,000	412,712
5.000%, 11/01/2036	1,000,000	1,108,031
5.000%, 11/01/2037	910,000	1,002,238
City of McKinney TX, General Obligation Limited Bonds
5.000%, 08/15/2039	1,075,000	1,187,712
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	961,487
4.000%, 10/01/2028	1,315,000	1,324,663
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	486,134
4.000%, 09/01/2038	475,000	484,459
4.000%, 09/01/2039	350,000	355,658
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	576,943
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	594,494
3.000%, 10/01/2036	680,000	630,455
City of Sedona AZ Excise Tax, Revenue Bonds
4.000%, 07/01/2041	805,000	804,191
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	824,089
City of Wamego, General Obligation Unlimited Bonds
5.000%, 03/01/2027	500,000	500,800

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	3

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	$400,000	$327,532
3.000%, 10/01/2030	720,000	715,955
4.000%, 06/01/2030	820,000	830,844
4.000%, 06/01/2035	750,000	774,342
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,028,761
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	734,182
County of Anoka MN, General Obligation Unlimited Bonds
4.000%, 02/01/2041	750,000	754,228
County of Douglas, General Obligation Unlimited Bonds
5.000%, 09/01/2042	875,000	930,819
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	416,537
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,126,236
4.000%, 09/01/2035	1,525,000	1,536,750
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	514,584
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	795,056
County of Somerset NJ, General Obligation Unlimited Bonds
4.000%, 01/15/2039	1,000,000	1,019,208
Holladay Local Building Authority, Revenue Bonds
4.250%, 11/15/2045	500,000	490,032
Indiana Finance Authority, Revenue Bonds
5.000%, 02/01/2044	1,000,000	1,073,615
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	786,443
4.000%, 09/01/2031	1,500,000	1,506,913
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	807,758
2.000%, 11/01/2034	975,000	807,974
4.000%, 11/01/2030	800,000	813,205
4.000%, 11/01/2031	1,100,000	1,116,586
5.000%, 05/01/2042	1,500,000	1,617,021
Oregon State Lottery, Revenue Bonds
5.000%, 04/01/2039	750,000	834,451
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	173,182
2.000%, 09/01/2034	225,000	189,987
2.000%, 09/01/2035	220,000	180,813
South Dakota Conservancy District, Revenue Bonds
5.000%, 08/01/2044	1,000,000	1,071,787
State of Nevada, General Obligation Limited Bonds
5.000%, 05/01/2039	1,000,000	1,118,146
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	864,967
4.000%, 08/01/2029	685,000	694,853
4.000%, 08/01/2030	2,105,000	2,152,272
4.000%, 08/01/2032	1,000,000	1,022,464
5.000%, 08/01/2031	1,000,000	1,105,997
Total General Obligation		51,768,426

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Health Care (1.03%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	$1,335,000	$1,348,323

Public Services (1.29%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,166,957
3.000%, 09/01/2029	535,000	535,162
Total Public Services		1,702,119

Transportation (10.08%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	677,894
5.000%, 09/01/2032	500,000	535,413
5.000%, 09/01/2036	1,000,000	1,053,624
5.000%, 09/01/2037	1,000,000	1,050,500
5.000%, 09/01/2038	1,150,000	1,204,086
Metropolitan Transportation Authority, Revenue Bonds
5.000%, 11/15/2030	750,000	758,734
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,551,044
5.000%, 09/01/2031	3,020,000	3,110,858
5.000%, 09/01/2032	500,000	514,314
5.000%, 09/01/2034	2,000,000	2,051,818
Triborough Bridge & Tunnel Authority, Revenue Bonds
5.000%, 11/15/2048	700,000	722,953
Total Transportation		13,231,238

Utilities (11.06%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,231,828
4.000%, 11/01/2039	1,000,000	1,003,934
City of Lebanon Authority, Revenue Bonds
4.000%, 12/15/2028	550,000	555,331
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	328,381
City of Monroe WA Water & Sewer, Revenue Bonds
5.000%, 12/01/2041	695,000	764,129
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	455,610
2.000%, 07/01/2035	550,000	454,194
3.000%, 07/01/2030	675,000	670,946
3.000%, 07/01/2031	555,000	549,184
3.000%, 07/01/2032	745,000	729,287
3.000%, 07/01/2033	755,000	725,214
City of Topeka Combined Utility, Revenue Bonds
4.250%, 08/01/2041	1,170,000	1,185,226
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,169,054
3.375%, 10/01/2039	1,000,000	924,398
Jordan Valley Water Conservancy District, Revenue Bonds
5.000%, 10/01/2044	730,000	765,610
Snohomish County Public Utility District No. 1 Electric System, Revenue Bonds
5.000%, 12/01/2039	1,000,000	1,111,516

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	5

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (continued)
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	$250,000	$228,919
3.000%, 09/01/2040	250,000	210,838
5.000%, 09/01/2031	1,350,000	1,355,438
5.000%, 09/01/2033	100,000	100,128
Total Utilities		14,519,165

TOTAL MUNICIPAL BONDS
(Cost $134,461,597)		130,058,757

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.30%)
Money Market Fund (0.30%)
First American Treasury Obligations Fund, Class X (3.574%, 7-Day Yield)	390,571	$390,571
Total Money Market Fund		390,571

TOTAL SHORT TERM INVESTMENTS
(Cost $390,571)		390,571

TOTAL INVESTMENTS (99.36%)
(Cost $134,852,168)		$130,449,328

OTHER ASSETS IN EXCESS OF LIABILITIES (0.64%)		835,902

NET ASSETS (100.00%)		$131,285,230

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

ASSETS:
Investments, at value (Cost $134,852,168)	$130,449,328
Cash and cash equivalents	5,695
Receivable for shares sold	121,068
Dividends and interest receivable	1,069,624
Other assets	13,086
Total Assets	131,658,801

LIABILITIES:
Distributions payable	258,980
Payable for administration and transfer agent fees	55,294
Payable for shares redeemed	3,499
Payable to adviser	15,226
Payable for distribution fees	93
Payable for printing fees	5,648
Payable for professional fees	13,082
Payable for trustees' fees and expenses	3,604
Payable to Chief Compliance Officer fees	7,523
Accrued expenses and other liabilities	10,560
Total Liabilities	373,571
NET ASSETS	$131,285,230

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$138,326,210
Total distributable earnings/(deficit)	(7,040,980)
NET ASSETS	$131,285,230

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.23
Net Assets	$130,568,082
Shares of beneficial interest outstanding	12,761,582
Class A:
Net Asset Value, offering and redemption price per share	$10.23
Net Assets	$717,148
Shares of beneficial interest outstanding	70,120
Maximum offering price per share(a)	$10.68

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 4.25% for the Fund, adjusted to the nearest cent.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	7

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$1,751,712
Total Investment Income	1,751,712
EXPENSES:
Investment advisory fees (Note 6)	193,745
Administration fees	102,323
Shareholder service fees
Class A	266
Distribution fees
Class A	949
Custody fees	7,671
Legal fees	10,251
Audit and tax fees	9,902
Transfer agent fees	34,325
Trustees' fees and expenses	6,806
Registration and filing fees	17,929
Printing fees	5,814
Chief Compliance Officer fees	22,758
Insurance fees	556
Other expenses	5,859
Total Expenses	419,154
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(107,123)
Class A	(634)
Total fees waived by investment adviser	(107,757)
Net Expenses	311,397
NET INVESTMENT INCOME	1,440,315
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(9,171)
Net realized loss	(9,171)
Change in unrealized appreciation/(depreciation) on:
Investments	(341,678)
Net change	(341,678)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(350,849)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,089,466

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS:
Net investment income	$1,440,315	$2,510,522
Net realized loss on investments	(9,171)	(172,047)
Net change in unrealized appreciation/(depreciation) on investments	(341,678)	491,270
Net increase in net assets resulting from operations	1,089,466	2,829,745

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,433,134)	(2,495,315)
Class A	(7,180)	(15,506)
Total distributions	(1,440,314)	(2,510,821)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	13,549,381	21,855,463
Dividends reinvested	37,795	72,032
Shares redeemed	(7,127,547)	(19,969,571)
Net increase from beneficial share transactions	6,459,629	1,957,924
Class A
Shares sold	–	8,046
Dividends reinvested	7,180	15,447
Shares redeemed	(57,671)	(60,932)
Net decrease from beneficial share transactions	(50,491)	(37,439)
Net increase in net assets	6,058,290	2,239,409

NET ASSETS:
Beginning of period	125,226,940	122,987,531
End of period	$131,285,230	$125,226,940

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	9

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25		$10.23	$9.60	$9.64		$11.10	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.12		0.21	0.20	0.20		0.19	0.20
Net realized and unrealized gain/(loss) on investments	(0.03)		0.02	0.63	(0.04)		(1.45)	(0.06)
Total from investment operations	0.09		0.23	0.83	0.16		(1.26)	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.21)	(0.20)	(0.20)		(0.19)	(0.20)
From net realized gains on investments	–		–	–	(0.00	)(b)	(0.01)	(0.00	)(b)
Total Distributions	(0.11)		(0.21)	(0.20)	(0.20)		(0.20)	(0.20)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.02)		0.02	0.63	(0.04)		(1.46)	(0.06)
NET ASSET VALUE, END OF PERIOD	$10.23		$10.25	$10.23	$9.60		$9.64	$11.10

TOTAL RETURN(c)	0.92%		2.31%	8.72%	1.57%		(11.49%)	1.30%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$130,568		$124,459	$122,183	$118,458		$138,130	$180,253

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.65	%(d)	0.65%	0.66%	0.60%		0.58%	0.56%
Operating expenses including reimbursement/waiver	0.48	%(d)	0.48%	0.48%	0.48%		0.48%	0.48%
Net investment income including reimbursement/waiver	2.23	%(d)	2.09%	2.01%	1.96%		1.80%	1.83%

PORTFOLIO TURNOVER RATE	5	%(e)	10%	10%	8%		6%	8%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights

Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25		$10.23	$9.60	$9.64		$11.10	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.10		0.18	0.18	0.17		0.16	0.18
Net realized and unrealized gain/(loss) on investments	(0.02)		0.04	0.63	(0.04)		(1.45)	(0.06)
Total from investment operations	0.08		0.22	0.81	0.13		(1.29)	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.20)	(0.18)	(0.17)		(0.16)	(0.18)
From net realized gains on investments	–		–	–	(0.00	)(b)	(0.01)	(0.00	)(b)
Total Distributions	(0.10)		(0.20)	(0.18)	(0.17)		(0.17)	(0.18)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.02)		0.02	0.63	(0.04)		(1.46)	(0.06)
NET ASSET VALUE, END OF PERIOD	$10.23		$10.25	$10.23	$9.60		$9.64	$11.10

TOTAL RETURN(c)	0.75%		2.23%	8.46%	1.32%		(11.72%)	1.05%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$717		$768	$804	$972		$1,120	$3,813

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.97	%(d)	1.03%	0.81%	0.91%		0.90%	0.87%
Operating expenses including reimbursement/waiver	0.80	%(d)	0.78%	0.73%	0.73%		0.73%	0.73%
Net investment income including reimbursement/waiver	1.89	%(d)	1.79%	1.75%	1.71%		1.54%	1.58%

PORTFOLIO TURNOVER RATE	5	%(e)	10%	10%	8%		6%	8%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Total Returns do not include the sales load. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	11

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

‘March 31, 2026 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund is considered diversified, and its primary investment objective is to preserve capital while producing current income for the investor that is predominantly exempt from both federal and Kansas state income taxes. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the "Board" or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund's chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund's CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews results presented within the Fund's financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$130,058,757	$–	$130,058,757
Short Term Investments	390,571	–	–	390,571
Total	$390,571	130,058,757	–	$130,449,328

*	For a detailed Sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund during the six months ended March 31, 2026.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Selected Risks: Some significant types of financial risks the Fund is exposed to are listed below. Please see the Fund's prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Fixed-Income Securities Risk: Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Credit Risk: Credit risk is the risk that the issuer of a debt security, including ETNs, will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Duration Risk: Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration. By way of example, the price of a bond fund with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Semi-Annual Report | March 31, 2026	13

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Interest Rate Risk: Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Prepayment Risk: Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Municipal Securities Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal bonds may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	General Obligation Bonds: Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.
●	Revenue Bonds: Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

State Specific Risk: State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. Kansas is home to 2.9 million residents, and its economy is reasonably diversified but still relies significantly on transportation equipment production, agriculture and food processing, as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal years ended September 30, 2025 was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$50,602	$2,460,219	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2026, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$235,819
Gross unrealized depreciation (excess of tax cost over value)	(4,638,659)
Net unrealized depreciation	$(4,402,840)
Cost of investments for income tax purposes	$134,857,863

4.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2026, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$13,955,823	$6,502,075

Semi-Annual Report | March 31, 2026	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

5.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Period Ended March 31, 2026	For the Year Ended September 30, 2025
Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	1,308,244	2,166,756
Shares issued in reinvestment of distributions to shareholders	3,655	7,131
Shares redeemed	(690,152)	(1,983,136)
Net increase in shares outstanding	621,747	190,751
Class A
Shares sold	–	797
Shares issued in reinvestment of distributions to shareholders	695	1,529
Shares redeemed	(5,541)	(6,024)
Net decrease in shares outstanding	(4,846)	(3,698)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the shares outstanding of the Fund are owned by one omnibus account.

6.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Carret Asset Management, LLC, serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, (excluding Rule 12b-1 Fees, shareholder servicing fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.48% for each class of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2027, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

As of March 31, 2026, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2026	Expiring in 2027	Expiring in 2028	Expiring in 2029
Institutional Class	$158,799	$220,331	$200,759	$107,123
Class A	1,528	3,316	3,410	634

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2026, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Previously, the Board had authorized 0.00% to be paid of shareholder servicing fees. Effective February 1, 2025, the Board authorized up to 0.25% of Class A net assets to be accrued; the Fund is currently accruing 0.07% in shareholder servicing fees.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.25% of its Class A share assets. Distribution fees paid by the Fund for the six months ended March 31, 2026, are disclosed in the Statement of Operations.

7. TRUSTEES AND OFFICERS

As of March 31, 2026, there were three Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).

Effective January 1, 2026, the Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $18,750, plus $5,938 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875, the Independent Chair receives a quarterly retainer of $4,250 and the Nominating and Corporate Governance Committee Chair receives a quarterly retainer of $500.

Prior to January 1, 2026, the Trustees of the Trust received a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,875 and the Independent Chair received a quarterly retainer of $4,250.

These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Semi-Annual Report | March 31, 2026	17

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Fund pays ALPS an annual fee for compliance services.

8.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Carret Kansas Tax-Exempt Bond Fund	Changes in and Disagreements with Accountants

March 31, 2026 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Semi-Annual Report | March 31, 2026	19

Carret Kansas Tax-Exempt Bond Fund	Proxy Disclosures

March 31, 2026 (Unaudited)

Not applicable to the period covered by this report.

Carret Kansas Tax-Exempt Bond Fund	Remuneration Paid to Directors, Officers, and Others

March 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2026:

Trustee	Amount Paid
Ward Armstrong	$2,112
J.W. Hutchens	806
Merrillyn Kosier	1,802
Patrick Seese	1,928
Total	$6,647

Semi-Annual Report | March 31, 2026	21

Carret Kansas Tax-Exempt Bond Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement

March 31, 2026 (Unaudited)

Not applicable to the period covered by this report.

This material must be preceded or accompanied by a prospectus.

The Carret Kansas Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc

CLARKSTON FUNDS

Semi-Annual Financial Statements and Additional Information

MARCH 31, 2026

CLARKSTON PARTNERS FUND
CLARKSTON FUND
CLARKSTON FOUNDERS FUND

Schedule of Investments
Clarkston Partners Fund	1
Clarkston Fund	3
Clarkston Founders Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets
Clarkston Partners Fund	9
Clarkston Fund	10
Clarkston Founders Fund	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	27
Changes in and Disagreements with Accountants	37
Proxy Disclosures	38
Remuneration Paid to Directors, Officers, and Others	39
Statement Regarding Basis for
Approval of Investment Advisory Agreement	40

Clarkston Partners Fund	Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (98.88%)
Consumer Discretionary (8.66%)
John Wiley & Sons, Inc., Class A	385,000	$14,668,500
LKQ Corp.	420,000	12,335,400
Total Consumer Discretionary		27,003,900

Consumer Staples (23.21%)
BellRing Brands, Inc., Class A(a)	230,000	3,700,700
Energizer Holdings, Inc.	645,000	10,590,900
Lamb Weston Holdings, Inc.	240,000	10,142,400
Molson Coors Beverage Co., Class B	115,000	4,951,900
Post Holdings, Inc.(a)	300,000	29,658,000
Primo Brands Corp.	440,000	8,285,200
US Foods Holding Corp.(a)	55,000	5,071,550
Total Consumer Staples		72,400,650

Financials (13.27%)
Affiliated Managers Group, Inc.	88,000	24,349,600
Brown & Brown, Inc.	125,000	8,151,250
LPL Financial Holdings Inc.	16,000	4,813,280
Ryan Specialty Holdings, Inc.	120,000	4,048,800
Total Financials		41,362,930

Health Care (19.10%)
Avantor, Inc.(a)	2,350,000	18,424,000
Envista Holdings Corp.(a)	475,000	12,050,750
Henry Schein, Inc.(a)	120,000	8,844,000
Neogen Corp.(a)	1,000,000	9,290,000
Waystar Holding Corp.(a)	455,000	10,970,050
Total Health Care		59,578,800

Industrials (9.43%)
CH Robinson Worldwide, Inc.	13,000	2,158,910
Landstar System, Inc.	55,000	8,817,050
Middleby Corp.(a)	83,000	11,004,140
Ralliant Corp.	180,000	7,486,200
Total Industrials		29,466,300

Technology (22.07%)
CCC Intelligent Solutions Holdings Inc.(a)	3,100,000	18,600,000
Clarivate PLC(a)	13,800,000	34,914,000
Gartner, Inc.(a)	50,000	7,917,000

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	1

Clarkston Partners Fund	Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
Roper Technologies, Inc.	21,000	$7,431,060
Total Technology		68,862,060

Utilities (3.14%)
GFL Environmental Inc.	235,000	9,804,200

TOTAL COMMON STOCK
(Cost $373,451,959)		308,478,840

TOTAL INVESTMENTS (98.88%)
(Cost $373,451,959)		$308,478,840

OTHER ASSETS IN EXCESS OF LIABILITIES (1.12%)		3,506,149

NET ASSETS (100.00%)		$311,984,989

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.
2	www.clarkstonfunds.com

Clarkston Fund	Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (94.66%)
Basic Materials (3.15%)
International Flavors & Fragrances, Inc.	42,000	$3,047,100

Consumer Discretionary (6.75%)
Airbnb, Inc., Class A(a)	30,000	3,788,400
Copart, Inc.(a)	42,000	1,394,400
The Walt Disney Co.	14,000	1,349,320
Total Consumer Discretionary		6,532,120

Consumer Staples (19.67%)
Anheuser-Busch InBev SA/NV - ADR, Sponsored ADR	20,000	1,387,400
Lamb Weston Holdings, Inc.	85,000	3,592,100
Molson Coors Beverage Co., Class B	50,000	2,153,000
Post Holdings, Inc.(a)	99,000	9,787,140
US Foods Holding Corp.(a)	23,000	2,120,830
Total Consumer Staples		19,040,470

Financials (14.95%)
Affiliated Managers Group, Inc.	28,000	7,747,600
Brown & Brown, Inc.	42,000	2,738,820
LPL Financial Holdings Inc.	7,000	2,105,810
The Charles Schwab Corp.	20,000	1,879,600
Total Financials		14,471,830

Health Care (19.68%)
Align Technology, Inc.(a)	15,000	2,571,450
Avantor, Inc.(a)	625,000	4,900,000
Becton Dickinson & Co.	31,000	4,874,130
Danaher Corp.	9,300	1,763,280
IQVIA Holdings, Inc.(a)	29,000	4,945,660
Total Health Care		19,054,520

Industrials (16.04%)
Capital One Financial Corp.	15,000	2,736,450
CH Robinson Worldwide, Inc.	9,000	1,494,630
FedEx Corp.	2,000	712,360
Fidelity National Information Services, Inc.	95,000	4,456,450
Fortive Corp.	80,000	4,422,400
IDEX Corp.	9,000	1,705,950
Total Industrials		15,528,240

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	3

Clarkston Fund	Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Technology (14.42%)
Clarivate PLC(a)	2,745,000	$6,944,850
Gartner, Inc.(a)	22,000	3,483,480
Roper Technologies, Inc.	10,000	3,538,600
Total Technology		13,966,930

TOTAL COMMON STOCK
(Cost $94,289,968)		91,641,210

TOTAL INVESTMENTS (94.66%)
(Cost $94,289,968)		$91,641,210

OTHER ASSETS IN EXCESS OF LIABILITIES (5.34%)		5,169,348

NET ASSETS (100.00%)		$96,810,558

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.
4	www.clarkstonfunds.com

Clarkston Founders Fund	Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (97.03%)
Basic Materials (1.92%)
International Flavors & Fragrances, Inc.	43,000	$3,119,650

Consumer Discretionary (10.68%)
Airbnb, Inc., Class A(a)	43,000	5,430,040
Copart, Inc.(a)	100,000	3,320,000
LKQ Corp.	205,000	6,020,850
Universal Music Group NV, Unsponsored ADR	275,000	2,640,000
Total Consumer Discretionary		17,410,890

Consumer Staples (17.18%)
Lamb Weston Holdings, Inc.	130,000	5,493,800
Molson Coors Beverage Co., Class B	30,000	1,291,800
Post Holdings, Inc.(a)	155,000	15,323,300
Primo Brands Corp.	190,000	3,577,700
US Foods Holding Corp.(a)	25,000	2,305,250
Total Consumer Staples		27,991,850

Financials (11.57%)
Affiliated Managers Group, Inc.	43,000	11,898,100
Brown & Brown, Inc.	52,000	3,390,920
LPL Financial Holdings Inc.	10,000	3,008,300
The Charles Schwab Corp.	6,000	563,880
Total Financials		18,861,200

Health Care (17.78%)
Align Technology, Inc.(a)	20,000	3,428,600
Avantor, Inc.(a)	1,150,000	9,016,000
Becton Dickinson & Co.	38,000	5,974,740
Henry Schein, Inc.(a)	60,000	4,422,000
IQVIA Holdings, Inc.(a)	36,000	6,139,440
Total Health Care		28,980,780

Industrials (11.95%)
CH Robinson Worldwide, Inc.	10,000	1,660,700
Fidelity National Information Services, Inc.	120,000	5,629,200
Fortive Corp.	83,000	4,588,240
IDEX Corp.	10,000	1,895,500
Middleby Corp.(a)	43,000	5,700,940
Total Industrials		19,474,580

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	5

Clarkston Founders Fund	Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Technology (23.06%)
CCC Intelligent Solutions Holdings Inc.(a)	1,500,000	$9,000,000
Clarivate PLC(a)	7,800,000	19,734,000
Gartner, Inc.(a)	29,000	4,591,860
Roper Technologies, Inc.	12,000	4,246,320
Total Technology		37,572,180

Utilities (2.89%)
GFL Environmental Inc.	113,000	4,714,360

TOTAL COMMON STOCK
(Cost $177,285,390)		158,125,490

TOTAL INVESTMENTS (97.03%)
(Cost $177,285,390)		$158,125,490

OTHER ASSETS IN EXCESS OF LIABILITIES (2.97%)		4,845,206

NET ASSETS (100.00%)		$162,970,696

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.
6	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
ASSETS:
Investments, at value (Cost $373,451,959, $94,289,968 and $177,285,390)	$308,478,840	$91,641,210	$158,125,490
Cash and cash equivalents	17,063,193	6,331,433	5,080,248
Receivable for investments sold	–	–	741,030
Receivable for shares sold	244,740	1,246	17,028
Dividends and interest receivable	119,427	62,619	145,336
Other assets	23,519	15,384	27,058
Total Assets	325,929,719	98,051,892	164,136,190

LIABILITIES:
Payable for administration and transfer agent fees	32,644	11,955	22,335
Payable for shares redeemed	13,582,126	1,161,888	934,662
Payable to adviser	229,492	33,530	142,003
Payable for shareholder service fees	32,788	13,005	18,865
Payable for printing fees	14,135	6,789	11,380
Payable for professional fees	29,882	10,446	23,608
Payable for trustees' fees and expenses	5,821	–	–
Payable to Chief Compliance Officer fees	2,105	223	1,922
Accrued expenses and other liabilities	15,737	3,498	10,719
Total Liabilities	13,944,730	1,241,334	1,165,494
NET ASSETS	$311,984,989	$96,810,558	$162,970,696

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$186,097,635	$72,600,686	$70,755,842
Total distributable earnings	125,887,354	24,209,872	92,214,854
NET ASSETS	$311,984,989	$96,810,558	$162,970,696

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$12.41	N/A	$15.85
Net Assets	$10,429,665	N/A	$11,610,076
Shares of beneficial interest outstanding	840,115	N/A	732,676
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.29	$15.06	$15.79
Net Assets	$301,555,324	$96,810,558	$151,360,620
Shares of beneficial interest outstanding	24,528,190	6,426,844	9,583,018

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	7

Clarkston Funds	Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$4,550,688	$841,943	$3,266,623
Foreign taxes withheld	(3,350)	(7,072)	(30,422)
Total Investment Income	4,547,338	834,871	3,236,201
EXPENSES:
Investment advisory fees (Note 6)	2,824,814	386,181	2,397,309
Administration fees	175,067	44,973	157,550
Shareholder service fees
Institutional Class	189,865	79,268	104,274
Custody fees	11,096	2,903	10,720
Legal fees	39,872	8,409	36,507
Audit and tax fees	9,137	8,988	8,866
Transfer agent fees	32,274	17,486	16,371
Trustees fees and expenses	46,214	10,048	43,105
Registration and filing fees	18,316	12,599	18,064
Printing fees	11,401	4,287	9,513
Chief Compliance Officer fees	11,983	2,480	11,030
Insurance fees	16,518	2,287	10,461
Other expenses	8,136	4,479	7,378
Total Expenses	3,394,693	584,388	2,831,148
Less fees waived by investment adviser (Note 6)
Founders Class	(84,317)	–	(112,013)
Institutional Class	(133,745)	(81,920)	(71,725)
Total fees waived by investment adviser (Note 6)	(218,062)	(81,920)	(183,738)
Net Expenses	3,176,631	502,468	2,647,410
NET INVESTMENT INCOME	1,370,707	332,403	588,791
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	219,386,664	29,101,958	140,244,382
Net realized gain	219,386,664	29,101,958	140,244,382
Change in unrealized appreciation/(depreciation) on:
Investments	(233,011,833)	(29,559,200)	(128,370,897)
Net change	(233,011,833)	(29,559,200)	(128,370,897)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(13,625,169)	(457,242)	11,873,485
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,254,462)	$(124,839)	$12,462,276

See Notes to Financial Statements and Financial Highlights.
8	www.clarkstonfunds.com

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS:
Net investment income	$1,370,707	$4,767,931
Net realized gain on investments	219,386,664	12,352,365
Net change in unrealized depreciation on investments	(233,011,833)	(102,356,467)
Net decrease in net assets resulting from operations	(12,254,462)	(85,236,171)

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(17,843,717)	(5,318,225)
Institutional Class	(17,669,069)	(6,898,574)
Total distributions	(35,512,786)	(12,216,799)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	8,398,985	28,260
Dividends reinvested	352,407	139,714
Shares redeemed	(395,944,963)	(53,740,316)
Net decrease from beneficial share transactions	(387,193,571)	(53,572,342)
Institutional Class
Shares sold	21,194,471	57,279,678
Dividends reinvested	16,516,188	6,546,912
Shares redeemed	(190,288,467)	(194,490,635)
Net decrease from beneficial share transactions	(152,577,808)	(130,664,045)
Net decrease in net assets	(587,538,627)	(281,689,357)

NET ASSETS:
Beginning of period	899,523,616	1,181,212,973
End of period	$311,984,989	$899,523,616

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	9

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS:
Net investment income	$332,403	$1,433,635
Net realized gain on investments	29,101,958	6,604,041
Net change in unrealized depreciation on investments	(29,559,200)	(3,485,684)
Net increase/(decrease) in net assets resulting from operations	(124,839)	4,551,992

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(6,390,840)	(1,514,080)
Total distributions	(6,390,840)	(1,514,080)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	175,711	28,886,445
Dividends reinvested	6,377,444	1,511,599
Shares redeemed	(82,912,692)	(21,636,992)
Net increase/(decrease) from beneficial share transactions	(76,359,537)	8,761,052
Net increase/(decrease) in net assets	(82,875,216)	11,798,964

NET ASSETS:
Beginning of period	179,685,774	167,886,810
End of period	$96,810,558	$179,685,774

See Notes to Financial Statements and Financial Highlights.
10	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS:
Net investment income	$588,791	$3,197,053
Net realized gain on investments	140,244,382	38,493,789
Net change in unrealized depreciation on investments	(128,370,897)	(12,426,061)
Net increase in net assets resulting from operations	12,462,276	29,264,781

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(18,314,398)	(2,727,873)
Institutional Class	(6,580,970)	(961,756)
Total distributions	(24,895,368)	(3,689,629)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	10,033,388	73,851,972
Dividends reinvested	248,639	34,979
Shares redeemed	(565,461,312)	(83,168,148)
Net decrease from beneficial share transactions	(555,179,285)	(9,281,197)
Institutional Class
Shares sold	13,887,895	19,810,644
Dividends reinvested	6,577,546	956,502
Shares redeemed	(75,789,735)	(26,049,201)
Net decrease from beneficial share transactions	(55,324,294)	(5,282,055)
Net increase/(decrease) in net assets	(622,936,671)	11,011,900

NET ASSETS:
Beginning of period	785,907,367	774,895,467
End of period	$162,970,696	$785,907,367

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	11

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.
12	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
$13.46		$14.68	$13.38	$14.61	$15.73	$12.61

0.03		0.07	0.08	0.21	0.03	0.06
(0.49)		(1.14)	1.75	0.87	(1.01)	3.62
(0.46)		(1.07)	1.83	1.08	(0.98)	3.68

(0.06)		(0.07)	(0.05)	(0.17)	(0.06)	(0.06)
(0.53)		(0.08)	(0.48)	(2.14)	(0.08)	(0.50)
(0.59)		(0.15)	(0.53)	(2.31)	(0.14)	(0.56)
(1.05)		(1.22)	1.30	(1.23)	(1.12)	3.12
$12.41		$13.46	$14.68	$13.38	$14.61	$15.73

(3.60%)		(7.35%)	13.97%	7.23%	(6.31%)	29.47%

$10,430		$413,641	$507,785	$511,462	$600,879	$669,345

0.91	%(c)	0.89%	0.88%	0.88%	0.88%	0.88%
0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
0.46	%(c)	0.50%	0.55%	1.47%	0.21%	0.40%

11	%(d)	28%	22%	16%	21%	9%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	13

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.
14	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
$13.34		$14.56		$13.28		$14.52		$15.64		$12.55

0.02		0.06		0.06		0.18		0.02		0.05
(0.48)		(1.13)		1.74		0.88		(1.01)		3.59
(0.46)		(1.07)		1.80		1.06		(0.99)		3.64

(0.06)		(0.07)		(0.04)		(0.16)		(0.05)		(0.05)
(0.53)		(0.08)		(0.48)		(2.14)		(0.08)		(0.50)
(0.59)		(0.15)		(0.52)		(2.30)		(0.13)		(0.55)
(1.05)		(1.22)		1.28		(1.24)		(1.12)		3.09
$12.29		$13.34		$14.56		$13.28		$14.52		$15.64

(3.67%)		(7.45%)		13.88%		7.16%		(6.39%)		29.33%

$301,555		$485,883		$673,428		$793,680		$820,374		$845,824

1.01	%(c)	0.97%		0.96%		0.96%		0.96%		0.98%
0.94	%(c)(d)	0.94	%(d)	0.93	%(d)	0.94	%(d)	0.94	%(d)	0.95	%(d)
0.34	%(c)	0.42%		0.47%		1.29%		0.12%		0.30%

11	%(e)	28%		22%		16%		21%		9%

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	15

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the period ended March 31, 2026, September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively, in the amount of 0.06%, 0.06%, 0.07%, 0.06%, 0.06%, and 0.05% of average net assets of Institutional shares.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
16	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.
18	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
$15.95		$15.70		$13.66		$12.28		$14.80		$12.05

0.03		0.12		0.14		0.12		0.06		0.07
(0.27)		0.27		2.40		1.92		(2.11)		3.49
(0.24)		0.39		2.54		2.04		(2.05)		3.56

(0.12)		(0.14)		(0.12)		(0.07)		(0.05)		(0.16)
(0.53)		–		(0.38)		(0.59)		(0.42)		(0.65)
(0.65)		(0.14)		(0.50)		(0.66)		(0.47)		(0.81)
(0.89)		0.25		2.04		1.38		(2.52)		2.75
$15.06		$15.95		$15.70		$13.66		$12.28		$14.80
(1.75%)		2.46%		18.94%		17.04%		(14.33%)		30.08%

$96,811		$179,686		$167,887		$125,460		$100,610		$97,936

0.76	%(c)	0.73%		0.73%		0.73%		0.76%		0.80%
0.65	%(c)(d)	0.65	%(d)	0.64	%(d)	0.65	%(d)	0.65	%(d)	0.66	%(d)
0.43	%(c)	0.80%		0.98%		0.84%		0.41%		0.46%
9	%(e)	25%		23%		12%		18%		18%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the period ended March 31, 2026, September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively, in the amount of 0.05%, 0.05%, 0.06%, 0.05%, 0.05%, and 0.04% of average net assets of Institutional shares.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	19

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions

NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.
20	www.clarkstonfunds.com

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Period Ended September 30, 2021(a)
$16.65		$16.13	$14.12	$13.72	$15.09		$15.54

0.02		0.07	0.08	0.19	0.01		0.02
(0.28)		0.53	2.18	1.11	(1.31)		(0.47	)(c)
(0.26)		0.60	2.26	1.30	(1.30)		(0.45)

(0.06)		(0.08)	(0.10)	(0.12)	(0.01)		–
(0.48)		–	(0.15)	(0.78)	(0.06)		–
(0.54)		(0.08)	(0.25)	(0.90)	(0.07)		–
(0.80)		0.52	2.01	0.40	(1.37)		(0.45)
$15.85		$16.65	$16.13	$14.12	$13.72		$15.09

(1.72%)		3.72%	16.16%	9.60%	(8.64%)		(2.90%)

$11,610		$569,912	$560,408	$472,102	$404,512		$278,749

0.85	%(e)	0.83%	0.84%	0.82%	0.84%		0.86	%(e)
0.80	%(e)	0.80%	0.80%	0.80%	0.80	%(f)	0.80	%(e)
0.19	%(e)	0.44%	0.52%	1.28%	0.09%		0.20	%(e)

14	%(g)	27%	17%	13%	17%		5	%(g)

(a)	Commenced operations on February 17, 2021.
(b)	Calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	21

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
22	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions

NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.
24	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
$16.61		$16.09		$14.10		$13.71		$15.09		$12.35

0.01		0.05		0.06		0.17		(0.00	)(b)	(0.00	)(b)
(0.29)		0.54		2.17		1.11		(1.32)		2.87
(0.28)		0.59		2.23		1.28		(1.32)		2.87

(0.06)		(0.07)		(0.09)		(0.11)		0.00	(b)	(0.02)
(0.48)		–		(0.15)		(0.78)		(0.06)		(0.11)
(0.54)		(0.07)		(0.24)		(0.89)		(0.06)		(0.13)
(0.82)		0.52		1.99		0.39		(1.38)		2.74
$15.79		$16.61		$16.09		$14.10		$13.71		$15.09

(1.88%)		3.69%		16.00%		9.50%		(8.74%)		23.31%

$151,361		$215,995		$214,488		$176,143		$150,563		$139,088

0.97	%(d)	0.93%		0.93%		0.93%		0.94%		0.92%
0.90	%(d)(e)	0.90	%(e)	0.89	%(e)	0.91	%(e)	0.90	%(e)(f)	0.86	%(e)
0.17	%(d)	0.34%		0.42%		1.16%		(0.02%)		(0.00	%)(g)

14	%(h)	27%		17%		13%		17%		5%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	25

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(e)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the period ended March 31, 2026, September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022 and September 30, 2021, respectively, in the amount of 0.05%, 0.05%, 0.06%, 0.04%, 0.05% and 0.09% of average net assets of Institutional shares.
(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.
(g)	Less than 0.005%.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
26	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds' chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds' CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews results presented within the Funds' financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Semi-Annual Report | March 31, 2026	27

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When prices or quotations for securities held by the Funds are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

28	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$27,003,900	$–	$–	$27,003,900
Consumer Staples	72,400,650	–	–	72,400,650
Financials	41,362,930	–	–	41,362,930
Health Care	59,578,800	–	–	59,578,800
Industrials	29,466,300	–	–	29,466,300
Technology	68,862,060	–	–	68,862,060
Utilities	9,804,200	–	–	9,804,200
Total	$308,478,840	$–	$–	$308,478,840

CLARKSTON FUND

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Common Stock
Basic Materials	$3,047,100	$–	$–	$3,047,100
Consumer Discretionary	6,532,120	–	–	6,532,120
Consumer Staples	19,040,470	–	–	19,040,470
Financials	14,471,830	–	–	14,471,830
Health Care	19,054,520	–	–	19,054,520
Industrials	15,528,240	–	–	15,528,240
Technology	13,966,930	–	–	13,966,930
Total	$91,641,210	$–	$–	$91,641,210

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Basic Materials	$3,119,650	$–	$–	$3,119,650
Consumer Discretionary	17,410,890	–	–	17,410,890
Consumer Staples	27,991,850	–	–	27,991,850
Financials	18,861,200	–	–	18,861,200
Health Care	28,980,780	–	–	28,980,780
Industrials	19,474,580	–	–	19,474,580
Technology	37,572,180	–	–	37,572,180
Utilities	4,714,360	–	–	4,714,360
Total	$158,125,490	$–	$–	$158,125,490

Semi-Annual Report | March 31, 2026	29

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

There were no Level 3 securities held during the six months ended March 31, 2026.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Selected Risks: Some significant types of financial risks the Funds are exposed to are listed below. Please see the Funds' prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Funds.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds' portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds' total assets at the time of purchase. A more concentrated portfolio may cause the Funds' net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds' net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

30	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Semi-Annual Report | March 31, 2026	31

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The tax character of distributions paid during the fiscal year ended September 30, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$5,834,231	$6,382,568
Clarkston Fund	1,514,080	–
Clarkston Founders Fund	3,689,629	–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2026, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$68,770,116	$17,187,745	$24,996,713
Gross unrealized depreciation (excess of tax cost over value)	(133,743,236)	(19,836,502)	(44,699,754)
Net unrealized depreciation	$(64,973,120)	$(2,648,757)	$(19,703,041)
Cost of investments for income tax purposes	$373,451,959	$94,289,968	$177,285,390

4.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2026, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$69,823,699	$632,771,797
Clarkston Fund	13,280,261	89,811,853
Clarkston Founders Fund	79,751,506	687,864,181

5.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

32	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Clarkston Partners Fund
Founders Class
Shares sold	685,072	1,915
Shares issued in reinvestment of distributions to shareholders	27,129	9,358
Shares redeemed	(30,603,826)	(3,859,606)
Net decrease in shares outstanding	(29,891,625)	(3,848,333)
Institutional Class
Shares sold	1,624,345	4,080,975
Shares issued in reinvestment of distributions to shareholders	1,283,309	442,359
Shares redeemed	(14,806,509)	(14,347,718)
Net decrease in shares outstanding	(11,898,855)	(9,824,384)

Clarkston Fund
Institutional Class
Shares sold	10,943	1,867,022
Shares issued in reinvestment of distributions to shareholders	393,184	95,129
Shares redeemed	(5,244,918)	(1,389,931)
Net increase/(decrease) in shares outstanding	(4,840,791)	572,220

Clarkston Founders Fund
Founders Class
Shares sold	641,497	4,606,275
Shares issued in reinvestment of distributions to shareholders	14,809	2,128
Shares redeemed	(34,143,464)	(5,138,772)
Net decrease in shares outstanding	(33,487,158)	(530,369)
Institutional Class
Shares sold	828,446	1,240,963
Shares issued in reinvestment of distributions to shareholders	392,924	58,324
Shares redeemed	(4,645,134)	(1,623,177)
Net decrease in shares outstanding	(3,423,764)	(323,889)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 83% of the outstanding shares of the Clarkston Partners Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Approximately 76% of the outstanding shares of the Clarkston Fund are owned by one omnibus account that owns shares on behalf of its underlying beneficial owners. Approximately 95% of the outstanding shares of the Clarkston Founders Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

Semi-Annual Report | March 31, 2026	33

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

6.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, (excluding shareholder servicing fees, brokerage expenses, interest expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2027 and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that a Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

For the six months ended March 31, 2026, the fee waivers and/or reimbursements were $84,317, $133,745, $81,920, $112,013, and $71,725 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Founders Fund Founders Class and Clarkston Founders Fund Institutional Class, respectively.

34	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

As of March 31, 2026, the balances of recoupable expenses for each Fund and class were as follows:

	Expiring in 2026	Expiring in 2027	Expiring in 2028	Expiring in 2029
Clarkston Partners Fund
Founders	$145,168	$137,409	$169,566	$84,317
Institutional	222,408	217,941	219,987	133,745

Clarkston Fund	102,951	137,800	142,560	81,920

Clarkston Founders Fund
Founders	97,656	186,726	184,515	112,013
Institutional	37,878	70,717	70,136	71,725

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2026, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Semi-Annual Report | March 31, 2026	35

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

7.  TRUSTEES AND OFFICERS

As of March 31, 2026, there were three Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).

Effective January 1, 2026, the Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $18,750, plus $5,938 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875, the Independent Chair receives a quarterly retainer of $4,250 and the Nominating and Corporate Governance Committee Chair receives a quarterly retainer of $500.

Prior to January 1, 2026, the Trustees of the Trust received a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,875 and the Independent Chair received a quarterly retainer of $4,250.

These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Funds pay ALPS an annual fee for compliance services.

8.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

36	www.clarkstonfunds.com

Clarkston Funds	Changes in and Disagreements with Accountants
March 31, 2026 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Semi-Annual Report | March 31, 2026	37

Clarkston Funds	Proxy Disclosures
March 31, 2026 (Unaudited)

Not applicable to the period covered by this report.

38	www.clarkstonfunds.com

Clarkston Funds	Remuneration Paid to Directors, Officers, and Others
March 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2026:

Trustee	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Ward Armstrong	$13,954	$2,817	$13,020
J.W. Hutchens	5,670	1,127	4,994
Merrillyn Kosier	11,893	2,402	11,111
Patrick Seese	12,733	2,571	11,885
Total	$44,250	$8,917	$41,010

Semi-Annual Report | March 31, 2026	39

Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement
March 31, 2026 (Unaudited)

On November 20, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Clarkston Agreement”) between the Trust and Clarkston Capital Partners, LLC (“Clarkston”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

The Trustees discussed Clarkston’s materials and presentation. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Clarkston Agreement.

In anticipation of and as part of the process to consider renewal of the Clarkston Agreement, legal counsel to the Trust requested certain information from Clarkston. In response to these requests, the Trustees received reports from Clarkston and an independent provider of investment company data (the “Provider Report”) that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Clarkston and discussed the services of the firm provided pursuant to the Clarkston Agreement, as well as the information provided by Clarkston. In evaluating Clarkston and the fees charged under the Clarkston Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Clarkston Agreement. Further, the Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Board received and considered information regarding the nature, extent and quality of services provided to the Clarkston Funds. The Board acknowledged Clarkston’s investment advisory personnel, its history as an asset manager and its investment approach focused on financial, business and management quality of the portfolio companies.

The Board discussed Clarkston’s investment philosophy of investing in companies, not stocks, seeking long-term shareholder value, and mitigating risk by investing in quality companies. The Board considered Clarkston’s investment process, which included the initial research process, periodic contact with the portfolio company’s management, and ongoing diligence by monitoring results and developments. They considered recent changes to the third-party service providers used by Clarkston to support its business activities. The Board noted the resources at Clarkston devoted to research and analysis of current and potential investments. The Board acknowledged Clarkston’s affirmation that its compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board reviewed and discussed the financial statements of Clarkston, noting no concerns regarding the firm’s continued success. The Board also noted that Clarkston had agreed to limit the Clarkston Funds’ expenses pursuant to an expense limitation agreement. The Board discussed Clarkston’s efforts to mitigate conflicts of interest associated with managing multiple accounts, as well as its ongoing work to strengthen technology and cybersecurity resiliency, including enhancements designed to ensure continuity in the event of a business disruption. The Board agreed that they were satisfied with the nature, extent and quality of services rendered by Clarkston under the Clarkston Agreement.

40	www.clarkstonfunds.com

Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement
March 31, 2026 (Unaudited)

Investment Advisory Fee Rate and Expense Ratio: The Board discussed the comparison of each Clarkston Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds, as provided in the Provider Report. The Board observed that each Provider Report peer group consisted of the applicable Clarkston Fund and several other funds identified by the Provider Report as using similar strategies with comparable fee structures.

Clarkston Partners Fund (“CP Fund”). The Board noted that the Fund’s contractual advisory fee of 0.80% was slightly higher than the Provider Report peer group median (the “Median”) of 0.76%. The Board also noted that the CP Fund’s total net expenses (after fee waiver and expense reimbursement) for each class of the Fund was equal to the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Clarkston Founders Fund (“CF Fund”). The Board noted that CF Fund’s contractual advisory fee of 0.75% was slightly higher than its Median of 0.74%. The Board also noted that the CF Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class were slightly higher than the Median, but within the ranges of its peers, while the total net expenses for the Founders class were lower than the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Clarkston Fund (“CS Fund”). The Board noted that the Fund’s contractual advisory fee of 0.50% was below the Median. The Board also noted that the CS Fund’s total net expense (after fee waiver and expense reimbursement) was below the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Comparable Accounts: The Board acknowledged that Clarkston managed other institutional and strategic accounts, and model delivery service clients, using investment strategies similar to the strategies of the Clarkston Funds, noting that while certain clients of Clarkston were charged lower fees for similar strategies, the fees charged to the Funds were generally aligned with the firm’s standard fee rates charged by Clarkston for institutional clients, and the variations in fees were based on reasonable factors. They considered Clarkston’s assertion that the services provided to the Funds were often more labor intensive and broader in scope than the work required for the other accounts, and some clients could pay a performance fee. After consideration, the Board agreed that the management fees for each Fund relative to comparable accounts with similar strategies were not unreasonable in light of the services provided.

Performance: The Board reviewed and considered each Clarkston Fund’s performance as of August 31, 2025, compared to a relevant benchmark index, and a peer group selected by an independent provider of investment company data.

CP Fund: The Board observed that the CP Fund had achieved a 2-star rating in the Morningstar mid-cap value category. The Board noted that the Fund had delivered consistent positive returns over the three, five-year and since inception periods but had delivered negative returns for the one-year period. The Board further noted that, while the Fund had delivered positive returns for certain periods, each class of the CP Fund had underperformed its benchmark, the Russell 2500 TR USD Index, for the one-, three-, and five-year periods, and underperformed the Median over each period.

Semi-Annual Report | March 31, 2026	41

Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement
March 31, 2026 (Unaudited)

CF Fund: The Board observed that the CF Fund had achieved a 1-star rating in the Morningstar mid-cap value category. The Board noted that the CF Fund had delivered consistent positive returns over the one, three, five-year and since inception periods (as applicable). The Board further noted that each class of the CF Fund underperformed its benchmark, the Russell Mid Cap TR USD Index, and the Median, for each applicable period.

CS Fund: The Board observed that the Fund had achieved a 1-star rating in the Morningstar large- cap value category. The Board noted that the Fund had delivered consistent positive returns over the one, three, five-year and since inception periods. The Board further noted that the CS Fund underperformed its benchmark, the Russell 1000 TR USD Index, and the Median for each period, except for the 1-year period where it outperformed the Median.

After reviewing the investment performance of the Clarkston Funds, including the factors contributing to and detracting from performance, Clarkston’s historical investment performance, the adviser’s commitment to investing in quality companies for the long-term, the Board concluded that the investment performance of each Clarkston Fund was satisfactory.

Profitability: The Board received and considered a profitability analysis prepared by Clarkston based on the fees paid under the Clarkston Agreement. They considered the business, regulatory and other risks assumed by Clarkston in managing the Clarkston Funds. The Board noted that, based on the information provided by Clarkston, with the exception of the Clarkston Fund, its relationship with each Fund before distribution costs was profitable, but that the amount of profit was not unreasonable in absolute terms or as a percentage of income. The Trustees noted that the Adviser’s relationship with the Clarkston Fund before accounting for distribution costs was not profitable in 2024 and not projected to be profitable in 2025. The Board concluded that profits were not excessive.

Economies of Scale: The Trustees considered Clarkston’s statements that it had made a significant financial commitment to the ongoing viability of the Clarkston Funds, and that material investments had been made by Clarkston in personnel, software, and other areas to build the infrastructure required for advising registered investment companies. In addition, Clarkston had contractually agreed to limit Fund expenses until at least January 31, 2026, which effectively provided lower total fees to shareholders. The Trustees recognized that the resulting waivers and reimbursements reduced the net advisory fees that Clarkston realized for providing advisory services to the Funds and represented a component of the significant financial commitment Clarkston had made to support the Funds. The Trustees discussed other efforts of the Adviser to reduce overall Fund expenses to the benefit of shareholders. The Board determined to continue to monitor and revisit the issue over time.

42	www.clarkstonfunds.com

Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement
March 31, 2026 (Unaudited)

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by Clarkston from its relationship with each Clarkston Fund, including research and other support services. They acknowledged the benefit to Clarkston of soft dollar arrangements noting that the limited trading completed by the Funds limited the impact of such arrangements.

Having requested and reviewed such information from Clarkston as the Board believed to be reasonably necessary to evaluate the terms of the Clarkston Agreement, and as assisted by the advice of independent counsel, the Board determined that continuance of the Clarkston Agreement was in the best interests of each Clarkston Fund and its respective shareholders.

Semi-Annual Report | March 31, 2026	43

CLARKSTON FUNDS

This material must be preceded or accompanied by a prospectus.
The Clarkston Funds are distributed by ALPS Distributors, Inc.
Clarkston Capital and Clarkston Funds are registered trademarks of Clarkston Capital Partners, LLC. All rights reserved.

Fundsmith Equity ETF

Semi-Annual Report

March 31, 2026

Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Changes in and Disagreements with Accountants	14
Proxy Disclosures	15
Remuneration Paid to Directors, Officers, and Others	16
Statement Regarding Basis for Approval of Investment Advisory Agreement	17

Fundsmith Equity ETF

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Common Stock (95.23%)

Communication Services (6.42%)
Alphabet, Inc.	1,530	$439,967
Meta Platforms, Inc.	765	437,679
Total Communication Services		877,646

Consumer Discretionary (16.83%)
Amadeus IT Group SA	9,699	545,734
Amazon.com, Inc.(a)	1,989	414,249
LVMH Moet Hennessy Louis Vuitton SE	612	327,590
Marriott International, Inc.	1,530	500,417
TJX Cos., Inc.	3,213	513,116
Total Consumer Discretionary		2,301,106

Consumer Staples (14.02%)
Church & Dwight Co., Inc.	5,661	528,285
Danone SA	5,355	427,330
L'Oreal SA	1,071	432,468
Magnum Ice Cream Co. NV(a)	1,552	22,781
Philip Morris International, Inc.	3,060	505,940
Total Consumer Staples		1,916,804

Financials (3.04%)
Visa, Inc.	1,377	416,184

Health Care (19.37%)
Coloplast A/S	5,947	401,422
EssilorLuxottica SA	1,377	315,776
IDEXX Laboratories, Inc.(a)	612	343,877
Mettler-Toledo International, Inc.(a)	306	385,927
Stryker Corp.	1,224	402,194
Waters Corp.(a)	1,224	364,507
Zoetis, Inc.	3,672	434,067
Total Health Care		2,647,770

Industrials (10.27%)
Atlas Copco AB	28,152	485,177
Automatic Data Processing, Inc.	1,836	373,038
Wolters Kluwer NV	7,304	545,546
Total Industrials		1,403,761

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report	3

Fundsmith Equity ETF

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Information Technology (25.28%)
Apple, Inc.	2,183	554,024
Microsoft Corp.	918	339,816
Sage Group PLC	57,611	638,851
Taiwan Semiconductor Manufacturing Co., Ltd.	2,853	964,172
Texas Instruments, Inc.	4,937	958,469
Total Information Technology		3,455,332

TOTAL COMMON STOCK
(Cost $14,584,912)		13,018,603

TOTAL INVESTMENTS (95.23%)
(COST $14,584,912)		13,018,603

ASSETS IN EXCESS OF LIABILITIES (4.77%)(b)		$651,741

Net assets (100.00%)		$13,670,344

(a)	Non-income producing security.
(b)	Balance includes cash and cash equivalents of $653,966

See Notes to Financial Statements and Financial Highlights.

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Fundsmith Equity ETF

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

ASSETS:
Investments, at value (Cost $14,584,912)	$13,018,603
Cash and cash equivalents	653,966
Dividends and interest receivable	16,272
Other assets	1,002
Total Assets	13,689,843

LIABILITIES:
Foreign currency overdraft, at value (Proceeds $11,794)	11,794
Payable to adviser	7,705
Total Liabilities	19,499
NET ASSETS	$13,670,344

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$15,336,999
Total accumulated deficit	(1,666,655)
NET ASSETS	$13,670,344

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$8.93
Net Assets	$13,670,344
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,530,002

See Notes to Financial Statements and Financial Highlights.

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Fundsmith Equity ETF

Statement of Operations

For the Period December 1, 2025 (commencement of operation) March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend Income	$53,387
Foreign taxes withheld	(2,052)
Total Investment Income	51,335

EXPENSES:
Investment advisory fees (Note 6)	37,960
Total Expenses	37,960
NET INVESTMENT INCOME	13,375

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(121,561)
Net realized gain on foreign currency translation	8,046
Total net realized loss	(113,515)
Net change in unrealized depreciation on investments	(1,566,308)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(209)
Total net change in unrealized depreciation on investments	(1,566,517)
NET REALIZED GAIN/(LOSS) AND UNREALIZED LOSS ON INVESTMENTS	(1,680,032)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,666,657)

See Notes to Financial Statements and Financial Highlights.

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Fundsmith Equity ETF

Statements of Changes in Net Assets

For the Period December 1, 2025 (Commencement of Operations) to March 31, 2026
OPERATIONS:
Net investment income	$13,375
Net realized loss on investments	(113,515)
Net change in unrealized depreciation on investments	(1,566,517)
Net Decrease in Net Assets Resulting from Operations	(1,666,657)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—
Total Distributions to Shareholders	—

BENEFICIAL SHARE TRANSACTIONS (NOTE 5):
Shares sold	15,337,001
NET INCREASE FROM BENEFICIAL SHARE TRANSACTIONS:	15,337,001

Net increase in net assets	13,670,344

NET ASSETS:
Beginning of period	—
End of period	$13,670,344

BENEFICIAL INTEREST TRANSACTIONS, IN SHARES:
Beginning shares	—
Shares sold	1,530,002
Net increase in shares outstanding	1,530,002
Ending shares	1,530,002

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	7

Fundsmith Equity ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2025 (Commencement of Operations) to March 31, 2026
NET ASSET VALUE, BEGINNING OF PERIOD(a)	$9.97

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.01
Net realized and unrealized loss on investments	(1.05)
Total from investment operations	(1.04)

LESS DISTRIBUTIONS:
From net investment income	–
Total distributions	–

NET (DECREASE) IN NET ASSET VALUE	(1.04)
NET ASSET VALUE, END OF PERIOD	$8.93

TOTAL RETURN (b)	(10.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$13,670

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.00	%(c)
Net investment income including reimbursement/waiver	0.35	%(c)

PORTFOLIO TURNOVER RATE (d)	16.67%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized.

See Notes to Financial Statements and Financial Highlights.

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Fundsmith Equity ETF

Notes to Financial Statements

March 31, 2026 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Fundsmith Equity ETF (the “Fund”). The Fund is non-diversified, and its investment objective is growth. The Fund currently offers one share class. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund's chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund's CODM has been identified as the Chief Financial Officer ("CFO") and Treasurer, who reviews results presented within the Fund's financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities, real estate investment trusts, limited partnerships and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities and real estate investment trusts not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

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Fundsmith Equity ETF

Notes to Financial Statements

March 31, 2026 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Common Stock
Communication Services	$877,646	$–	$–	$877,646
Consumer Discretionary	2,301,106	–	–	2,301,106
Information Technology	3,455,332	–	–	3,455,332
Industrials	1,403,761	–	–	1,403,761
Consumer Staples	1,916,804	–	–	1,916,804
Health Care	2,647,770	–	–	2,647,770
Financials	416,184	–	–	416,184
Total	$13,018,603	$–	$–	$13,018,603

The Fund did not hold any level 2 or 3 securities during the period ended March 31, 2026.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for period ended March 31, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

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Fundsmith Equity ETF

Notes to Financial Statements

March 31, 2026 (Unaudited)

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal period-end.

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2026, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
$(203,277)	$1,769,719	$1,566,442	$(15,227,213)

The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Funds' financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

The amount of foreign withholding taxes paid during the period ended March 31, 2026 is not significant and accordingly, a disclosure of income taxes paid for the period ended March 31, 2026, is not presented.

4.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2026, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Fundsmith Equity ETF	$9,032,727	$1,963,145

5.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Semi-Annual Report	11

Fundsmith Equity ETF

Notes to Financial Statements

March 31, 2026 (Unaudited)

For the Period December 1, 2025 (Commencement of Operations) to March 31, 2026
Fundsmith Equity ETF
Shares sold	1,530,002
Net increase in shares outstanding	1,530,002

6.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Adviser: Fundsmith Investment Services Limited (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund's business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.00% based on the Fund’s average daily net assets. Under the terms of the Advisory Agreement, the Adviser pays all of the Fund's operating expenses, except that the Fund will be responsible for the payment of brokerage and other expenses of executing Fund transactions; taxes or governmental fees; interest charges and other costs of borrowing funds; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

ALPS Advisors, Inc. (the “Sub-Adviser” or “AAI”), serves as the Fund’s investment sub-adviser. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”), the Sub-Adviser is responsible for the purchase, retention, and sale of the Fund’s portfolio securities, subject to the supervision of the Adviser and the oversight of the Board. Under the terms of the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser an annual sub-advisory management fee based on the Fund’s average daily balance of assets under management for the Fund during the immediately preceding month multiplied by the appropriate basis point figure, subject to a minimum fee, as follows:

Description	Fees
Minimum Fee	$35,000 per year
Asset based fee
First $250 million of Fund's AUM	3 basis points
Next $250 million of Fund’s AUM	2 basis points
Fund AUM above $500 million	1 basis points

The current term of each Agreement is two years. The Board may extend each Agreement for successive one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice. The Board, shareholders of the Fund, or the Adviser may terminate the Sub-Advisory Agreement on 60 days’ written notice. The Sub-Adviser may terminate the Sub-Advisory Agreement upon 120 days' written notice.

Administrator/Compliance Services: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of AAI and ALPS Distributors, Inc.) serves as administrator to the Fund. Pursuant to the Services Agreement with the Trust (the “Services Agreement”), ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. Under the terms of the same Agreement, ALPS also provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act. The Adviser is responsible for the cost of services under the Services Agreement.

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Fundsmith Equity ETF

Notes to Financial Statements

March 31, 2026 (Unaudited)

Transfer Agent: State Street Bank and Trust Company (“SSB”) serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, SSB is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses. The Adviser is responsible for the cost of services under the Transfer Agency Agreement.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS and AAI) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

7.  TRUSTEES AND OFFICERS

As of March 31, 2026, there were three Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).

Effective January 1, 2026, the Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $18,750, plus $5,938 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250 and the Nominating and Corporate Governance Chair receives a quarterly retainer of $500.

Prior January 1, 2026, the Independent Trustees of the Trust received a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,875 and the Independent Chair received a quarterly retainer of $4,250.

These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Adviser pays ALPS an annual fee for compliance services.

8.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report	13

Fundsmith Equity ETF

Changes in and Disagreements with Accountants

March 31, 2026 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

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Fundsmith Equity ETF

Proxy Disclosures

March 31, 2026 (Unaudited)

Not applicable to the period covered by this report.

Semi-Annual Report	15

Fundsmith Equity ETF

Remuneration Paid to Directors, Officers, and Others

March 31, 2026 (Unaudited)

Pursuant to the Funds' unitary fee arrangements, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

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Fundsmith Equity ETF

Statement Regarding Basis for Approval of

Investment Advisory Agreement

March 31, 2026

On November 20, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the approval of the Investment Advisory and Sub-Advisory Agreement (“Fundsmith Agreements”) between the Trust and Fundsmith Investment Services (“Fundsmith”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Fundsmith Agreements and other related materials.

The Trustees discussed the Fundsmith Materials, ALPS Advisors Inc. (“AAI”) Materials, and their respective presentations. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to approve the Fundsmith Agreements.

In anticipation of and as part of the process to consider approval of the Fundsmith Agreements, legal counsel to the Trust requested certain information from Fundsmith and AAI. In response to these requests, the Trustees received reports from Fundsmith, AAI, and an independent provider of investment company data (the “Provider Report”) that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Fundsmith and AAI and discussed the services that would be provided by each firm pursuant to the Fundsmith Agreements, as well as the information provided by Fundsmith and AAI. In evaluating Fundsmith and the fees to be charged under the Fundsmith Advisory Agreement, and in evaluating AAI and the fees to be paid by Fundsmith to AAI under the Fundsmith Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the applicable Fundsmith Agreement. Further, the Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees reviewed information regarding the nature, extent and quality of the services to be provided under the Fundsmith Agreements. With respect to Fundsmith, the Trustees reviewed its organizational structure, regulatory history, assets under management, and investment philosophy and process. The Trustees considered Fundsmith’s approach, which emphasizes a concentrated portfolio of equity securities, high active share, and a long-term investment horizon.

With respect to AAI, the Trustees reviewed information regarding its role as sub-adviser, including the services related to trading and basket construction to be provided by AAI subject to Fundsmith’s oversight, as well as AAI’s investment personnel, operational resources, and compliance infrastructure. The Trustees also considered AAI’s experience acting as a sub-adviser to registered investment companies and its familiarity with the Trust’s operational, compliance, and reporting requirements.

As part of evaluating the services to be provided by Fundsmith and AAI, the Trustees reviewed information regarding Fundsmith’s experience managing the same or substantially similar investment strategy in other vehicles, as well as AAI’s experience implementing investment strategies for registered investment companies in a sub-advisory capacity.

The Trustees further considered Fundsmith’s oversight of AAI and the allocation of responsibilities between the Adviser and AAI. Based on their review, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided under the Fundsmith Agreements.

Performance: Because the Fundsmith ETF is newly organized, the Trustees noted that the Fund did not yet have a performance history. The Trustees reviewed information provided by Fundsmith regarding the performance of the Fundsmith Equity Fund LP (the “LP”) since its inception in 2011 compared to a broad-based world market index. Recognizing that the Fundsmith ETF would not be identical to the LP, the Trustees noted that the investment returns for the LP reflected the firm’s ability to generate positive returns for clients.

Investment Advisory Fee Rate and Expense Ratio: The Trustees reviewed and considered the proposed unitary advisory fee to be payable by the Fundsmith ETF to Fundsmith, pursuant to which Fundsmith would be responsible for substantially all ordinary operating expenses of the Fundsmith ETF, subject to customary exclusions. The Trustees also reviewed the sub-advisory fee to be payable by Fundsmith to AAI under the Fundsmith Sub-Advisory Agreement, noting that such fee would be paid by Fundsmith out of the unitary advisory fee and would not result in any additional expense to the Fundsmith ETF or its shareholders.

Semi-Annual Report	17

Fundsmith Equity ETF

Statement Regarding Basis for Approval of

Investment Advisory Agreement

March 31, 2026

The Trustees reviewed comparative fee and expense information prepared by an independent third-party data provider using both a peer group and a broader universe of funds with similar characteristics. The Trustees noted that, based on the data provider’s analysis, the Fundsmith ETF’s proposed contractual advisory fee and total net expense ratio of 1.00% was the highest of the peer group, but more in line with the adviser selected peer group. They considered the adviser’s position that the fee was reasonable based on the quality and depth of its research, the concentrated nature of the strategy, and its avoidance of the dominant technology stocks.

Comparable Accounts: The Trustees reviewed information regarding fees charged by Fundsmith to other clients accessing the same or similar investment strategy through different vehicles, as well as information regarding AAI’s sub-advisory relationships with other registered investment companies. The Trustees noted that institutional investors generally paid lower management fees than retail investors, reflecting differences in regulatory requirements, servicing obligations, and operational costs.

The Trustees noted AAI’s statement that it considered comparable accounts to include funds for which AAI served as investment sub-adviser and provided substantially similar services to those it will provide to the Fundsmith ETF and which had an investment strategy and objectives similar to the Fundsmith ETF, and that AAI had indicated that it did not have any such comparable clients.

The Trustees also considered that, in other vehicles, Fundsmith charges a management fee separate from other fund expenses, whereas the Fundsmith ETF would operate under a unitary fee structure. Considering these differences, the Trustees concluded that the fees payable under the Fundsmith Agreements were not unreasonable when compared to fees charged by Fundsmith to its comparable accounts.

Profitability: The Trustees reviewed and considered information regarding Fundsmith’s and AAI’s anticipated profitability from their relationships with the Fundsmith ETF, including projections for the first and second years of operation. The Trustees reviewed the assumptions underlying the projections, including expected asset growth, allocation of expenses, and treatment of distribution-related costs incurred by an affiliated entity.

The Trustees noted that, excluding distribution-related expenses, Fundsmith expected its relationship with the Fundsmith ETF to be profitable from the Fundsmith ETF’s first year of operations, and that any initial shortfall including distribution expenses could be absorbed by Fundsmith and its affiliates. The Trustees also considered Fundsmith’s financial condition and capitalization. With respect to AAI, the Trustees considered that, excluding distribution-related expenses, AAI anticipated that its relationship with the Fundsmith ETF would not be profitable in the first year of its operations, but was not expected to be profitable in the Fundsmith ETF’s second year of operations.

Based on their review, the Trustees concluded that neither Fundsmith’s nor AAI’s anticipated profitability was excessive.

Economies of Scale: The Trustees considered whether economies of scale were likely to be realized by Fundsmith or AAI as the Fundsmith ETF’s assets grow and, if so, whether such economies would be shared with shareholders. The Trustees reviewed Fundsmith’s position that the services to be provided under the Fundsmith Agreements are primarily value-based and dependent on investment expertise, and that material economies of scale were not expected at the Fundsmith ETF’s anticipated asset levels. The Trustees considered that AAI’s fee included breakpoints at certain asset levels and discussed that Fundsmith would benefit from the breakpoints.

The Trustees noted that they would continue to monitor the Fundsmith ETF’s asset growth and expenses over time and revisit this issue as appropriate. Based on their review, the Trustees concluded that the absence of fee breakpoints in the advisory fee at this time was acceptable.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed information regarding any other benefits that might accrue to Fundsmith, AAI, or their affiliates as a result of their relationships with the Fundsmith ETF. The Trustees noted that no material benefits other than the fees payable under the Agreements had been identified by Fundsmith or AAI. The Trustees concluded that any direct or indirect benefits were not excessive.

After requesting, reviewing, and considering such information as the Trustees believed reasonably necessary to evaluate the terms of the Agreements, and with the assistance of independent legal counsel, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Fundsmith Advisory Agreement and the Fundsmith Sub-Advisory Agreement was in the best interests of the Fundsmith ETF and its shareholders.

18	www.fundsmithetf.us

Fundsmith Equity ETF

46 Southfield Ave, Suite 205
Stamford, CT 06902

www.fundsmithetf.us

Semi-Annual Financial Statements and Additional Information

As of March 31, 2026

Hillman Value Fund

No Load Shares

HCM HILLMANCAPITAL
MANAGEMENT

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	11
Changes in and Disagreements with Accountants	22
Proxy Disclosures	23
Remuneration Paid to Directors, Officers, and Others	24
Statement Regarding Basis for Approval of Investment Advisory Agreement	25

Hillman Value Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (96.18%)
Communication Services (11.72%)
Comcast Corp., Class A	83,077	$2,385,141
Verizon Communications, Inc.	57,000	2,861,400
Walt Disney Co.	21,400	2,062,532
Warner Bros Discovery, Inc.(a)	87,700	2,408,242
Total Communication Services		9,717,315

Consumer Discretionary (4.98%)
CarMax, Inc.(a)(b)	51,300	2,133,054
NIKE, Inc., Class B	37,800	1,996,596
Total Consumer Discretionary		4,129,650

Consumer Staples (19.23%)
Brown-Forman Corp., Class B	79,400	2,099,336
Campbell's Company	75,900	1,690,293
Conagra Brands, Inc.	127,100	1,998,012
Constellation Brands, Inc., Class A	16,400	2,460,000
Diageo PLC, ADR	23,300	1,734,685
Estee Lauder Cos., Inc., Class A	22,500	1,614,825
Hershey Co.	10,600	2,203,634
Kraft Heinz Co.	95,300	2,143,297
Total Consumer Staples		15,944,082

Financials (7.63%)
Fiserv, Inc.(a)	35,100	1,958,580
T Rowe Price Group, Inc.	22,200	2,001,108
US Bancorp	45,500	2,366,455
Total Financials		6,326,143

Health Care (27.65%)
Baxter International, Inc.(b)	113,200	1,901,760
Becton Dickinson & Co.	12,300	1,933,929
Biogen, Inc.(a)(b)	14,100	2,584,953
Bristol-Myers Squibb Co.	46,400	2,814,160
CVS Health Corp.	31,500	2,262,330
GSK PLC, Sponsored ADR	41,000	2,262,790

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	1

Hillman Value Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Health Care (continued)
Pfizer, Inc.	92,700	$2,603,016
UnitedHealth Group, Inc.	7,400	2,002,366
West Pharmaceutical Services, Inc.	8,900	2,230,696
Zimmer Biomet Holdings, Inc.	25,800	2,332,836
Total Health Care		22,928,836

Industrials (4.95%)
Boeing Co.(a)	9,600	1,910,688
United Parcel Service, Inc., Class B	22,300	2,193,874
Total Industrials		4,104,562

Information Technology (14.09%)
Adobe, Inc.(a)(b)	6,600	1,604,328
Akamai Technologies, Inc.(a)	19,700	2,262,545
Microsoft Corp.	4,800	1,776,816
Oracle Corp.	14,000	2,059,540
Salesforce, Inc.	9,000	1,680,030
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,800	2,298,060
Total Information Technology		11,681,319

Materials (5.93%)
DuPont de Nemours, Inc.	51,400	2,354,120
International Flavors & Fragrances, Inc.	35,300	2,561,015
Total Materials		4,915,135

TOTAL COMMON STOCK
(Cost $91,098,608)		79,747,042

TOTAL INVESTMENTS (96.18%)
(Cost $91,098,608)		$79,747,042

OTHER ASSETS IN EXCESS OF LIABILITIES (3.82%)		3,168,490

NET ASSETS (100.00%)		$82,915,532

See Notes to Financial Statements and Financial Highlights.

2	www.hcmfunds.com

Hillman Value Fund	Schedule of Investments

March 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion is held as collateral at custodian for written options. The aggregate value of the collateral pledged was $7,450,413.

WRITTEN OPTION CONTRACTS (0.12%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Option Contracts - (0.12%)
Advanced Micro Devices, Inc. StoneX	04/17/26	$200.00	(130)	$179,261	$(2,644,590)	$(97,500)

TOTAL WRITTEN OPTION CONTRACTS				$179,261	$(2,644,590)	$(97,500)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	3

Hillman Value Fund	Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

ASSETS:
Investments, at value (Cost $91,098,608)	$79,747,042
Cash and cash equivalents	3,360,212
Receivable for shares sold	31,811
Dividends and interest receivable	103,988
Other assets	11,167
Total Assets	83,254,220

LIABILITIES:
Written options, at value (premiums received $179,261)	97,500
Payable for administration and transfer agent fees	31,004
Payable for shares redeemed	152,730
Payable to adviser	31,241
Payable for printing fees	8,862
Payable for professional fees	8,837
Payable for trustees' fees and expenses	392
Payable to Chief Compliance Officer fees	1,751
Accrued expenses and other liabilities	6,371
Total Liabilities	338,688
NET ASSETS	$82,915,532

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$90,422,593
Total distributable earnings	(7,507,061)
NET ASSETS	$82,915,532

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$26.13
Net Assets	$82,915,532
Shares of beneficial interest outstanding	3,173,385

See Notes to Financial Statements and Financial Highlights.

4	www.hcmfunds.com

Hillman Value Fund	Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,200,694
Foreign taxes withheld	(4,945)
Total Investment Income	1,195,749

EXPENSES:
Investment advisory fees (Note 7)	332,415
Administration fees	80,335
Custody fees	9,146
Legal fees	7,776
Audit and tax fees	9,534
Transfer agent fees	62,201
Trustees fees and expenses	6,234
Registration and filing fees	13,790
Printing fees	9,071
Chief Compliance Officer fees	10,786
Insurance fees	2,434
Other expenses	5,153
Total Expenses	548,875
Less fees waived by investment adviser (Note 7)	(98,357)
Net Expenses	450,518
NET INVESTMENT INCOME	745,231

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	4,803,243
Written options	241,481
Net realized gain	5,044,724
Change in unrealized appreciation/(depreciation) on:
Investments	(3,777,490)
Written options	21,295
Net change	(3,756,195)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	1,288,529
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,033,760

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	5

Hillman Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS:
Net investment income	$745,231	$2,330,052
Net realized gain on investments and written options	5,044,724	13,683,053
Net change in unrealized depreciation on investments and written options	(3,756,195)	(15,304,028)
Net increase in net assets resulting from operations	2,033,760	709,077

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(13,566,575)	(29,260,463)
Total distributions	(13,566,575)	(29,260,463)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	3,635,297	14,704,232
Dividends reinvested	12,959,523	27,655,739
Shares redeemed	(27,135,427)	(137,961,277)
Net decrease from beneficial share transactions	(10,540,607)	(95,601,306)
Net decrease in net assets	(22,073,422)	(124,152,692)

NET ASSETS:
Beginning of period	104,988,954	229,141,646
End of period	$82,915,532	$104,988,954

See Notes to Financial Statements and Financial Highlights.

6	www.hcmfunds.com

Page Intentionally Left Blank

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

8	www.hcmfunds.com

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021 (a)
$29.91		$33.43	$27.94	$25.87	$33.82	$25.68

0.22		0.44	0.48	0.42	0.55	0.62
0.36		0.46 (c)	5.97	4.82	(5.98)	9.97
0.58		0.90	6.45	5.24	(5.43)	10.59

(0.75)		(0.54)	(0.15)	(0.26)	(0.41)	(0.27)
(3.61)		(3.89)	(0.81)	(2.91)	(2.11)	(2.18)
(4.36)		(4.43)	(0.96)	(3.17)	(2.52)	(2.45)
(3.78)		(3.53)	5.49	2.07	(7.95)	8.14
$26.13		$29.90	$33.43	$27.94	$25.87	$33.82

1.70%		3.64%	23.34%	21.30%	(17.55%)	43.04%

$82,916		$104,989	$229,142	$210,861	$179,779	$216,130
1.16	%(e)	1.03%	1.03%	1.14%	1.12%	1.15%
0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%
1.57	%(e)	1.47%	1.55%	1.49%	1.75%	1.94%

12	%(f)	42%	35%	23%	31%	27%

(a)	Effective March 15, 2021, the Hillman Value Fund merged into the ALPS Series Trust. The Fund was previously advised by Hillman Capital Management, and was recognized as the Hillman Value Fund, a series of Hillman Capital Management Investment Trust.

(b)	Calculated using the average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	9

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

10	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2026 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Hillman Value Fund (the “Fund”). The Fund is diversified, and its primary investment objective is to provide long-term total return from a combination of income and capital gains. The Fund currently offers one share class. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund's chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund's CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews results presented within the Fund's financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities, real estate investment trusts, limited partnerships and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities and real estate investment trusts not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Options are valued at the National Best Bid and Offer (“NBBO”) last trade as of the valuation time. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.

Semi-Annual Report | March 31, 2026	11

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

12	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

HILLMAN VALUE FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Communication Services	$9,717,315	$–	$–	$9,717,315
Consumer Discretionary	4,129,650	–	–	4,129,650
Consumer Staples	15,944,082	–	–	15,944,082
Financials	6,326,143	–	–	6,326,143
Health Care	22,928,836	–	–	22,928,836
Industrials	4,104,562	–	–	4,104,562
Information Technology	11,681,319	–	–	11,681,319
Materials	4,915,135	–	–	4,915,135
Total	$79,747,042	$–	$–	$79,747,042

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$(97,500)	$–	$–	$(97,500)
Total	$(97,500)	$–	$–	$(97,500)

The Fund did not hold any level 3 securities during the six months ended March 31, 2026.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high- quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities. Please see the Fund’s prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Semi-Annual Report | March 31, 2026	13

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3.  DERIVATIVE INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

14	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Please see the Fund’s prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Semi-Annual Report | March 31, 2026	15

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average notional amount of the written options held for the six months ended March 31, 2026, was $1,340,139. These are written equity options which have an element of equity security risk.

Derivative Instruments: The following tables disclose the amounts related to the Fund's use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities for the six months ended March 31, 2026:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Equity Contracts (Written Options)	Investments, at value	$–	Options written, at value	$97,500
		$–		$97,500

16	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(deprecation) on written options	$241,481	$21,295
		$241,481	$21,295

4.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$7,143,766	$22,116,697

Semi-Annual Report | March 31, 2026	17

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2026, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Hillman Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$9,882,785
Gross unrealized depreciation (excess of tax cost over value)	(22,237,097)
Net appreciation (depreciation) of foreign currency and derivatives	–
Net unrealized depreciation	$(12,354,312)
Cost of investments for income tax purposes	$95,364,066

These temporary differences are primarily attributed to wash sales.

5.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2026, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Hillman Value Fund	$10,930,034	$32,937,656

6.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Hillman Value Fund
Shares sold	130,650	497,631
Shares issued in reinvestment of distributions to shareholders	486,469	991,600
Shares redeemed	(954,876)	(4,833,433)
Net decrease in shares outstanding	(337,757)	(3,344,202)

18	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2026, approximately 74% of the outstanding shares of the Fund were owned by two omnibus accounts.

7.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Hillman Capital Management, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund's business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for successive one year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), to 0.95% of the Fund’s average daily net assets for the Fund’s No Load Class. The Fee Waiver Agreement is in effect through January 31, 2027, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board of Trustees. Fees waived or reimbursed for the six months ended March 31, 2026, are disclosed in the Statement of Operations. Previously waived fees are not subject to recoupment by the Adviser.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2026, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Semi-Annual Report | March 31, 2026	19

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

8.  TRUSTEES AND OFFICERS

As of March 31, 2026, there were three Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).

Effective January 1, 2026, the Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $18,750, plus $5,938 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875, the Independent Chair receives a quarterly retainer of $4,250 and the Nominating and Corporate Governance Committee Chair receives a quarterly retainer of $500.

Prior to January 1, 2026, the Trustees of the Trust received a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,875 and the Independent Chair received a quarterly retainer of $4,250.

These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 8, the Fund pays ALPS an annual fee for compliance services.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

9.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2026	21

Hillman Value Fund	Changes in and Disagreements with Accountants
March 31, 2026 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

22	www.hcmfunds.com

Hillman Value Fund	Proxy Disclosures
March 31, 2026 (Unaudited)

Not applicable to the period covered by this report.

Semi-Annual Report | March 31, 2026	23

Hillman Value Fund	Remuneration Paid to Directors, Officers, and Others
March 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2026:

Trustee	Amount Paid
Ward Armstrong	$1,670
J.W. Hutchens	666
Merrillyn Kosier	1,424
Patrick Seese	1,524
Total	$5,284

24	www.hcmfunds.com

Hillman Value Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement
March 31, 2026 (Unaudited)

On November 20, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Hillman Agreement”) between the Trust and Hillman Capital Management, Inc. (“Hillman”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

The Trustees discussed Hillman’s Materials and presentation. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In anticipation of and as part of the process to consider renewal of the Hillman Agreement, legal counsel to the Trust requested certain information from Hillman. In response to these requests, the Trustees received reports from Hillman and an independent provider of investment company data (the “Provider Report”) that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Hillman and discussed the services of the firm provided pursuant to the Hillman Agreement, as well as the information provided by Hillman. In evaluating Hillman and the fees charged under the Hillman Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Hillman Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Board reviewed certain background materials supplied by Hillman in its presentation, including certain portions of its Form ADV. The Board reviewed HCM’s financial information to analyze the financial condition, stability, and profitability of HCM, noting that HCM had agreed to limit the Fund’s expenses pursuant to an expense limitation agreement.

The Board reviewed and considered HCM’s investment philosophy focused on identifying what it believes are great companies trading at a discount to intrinsic value and its long history as an asset manager. The Trustees also discussed the research and decision-making processes utilized by HCM, including the methods adopted to achieve compliance with the policies and restrictions of the Hillman Fund, with a focus on risk mitigation. The Board discussed Hillman’s risk mitigation strategies, including diversification and position limits.

The Board acknowledged the experience of HCM’s management team, including reviewing the qualifications, background, and responsibilities of the investment team primarily responsible for the day-to-day portfolio management of the Hillman Fund.

Semi-Annual Report | March 31, 2026	25

Hillman Value Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement
March 31, 2026 (Unaudited)

HCM had indicated that its portfolio management team consistently executed its proprietary value investment philosophy, focusing on businesses with a sustainable competitive advantage. The Board discussed the distinctive investment process among large cap value managers, utilizing option writing intended to diversify and enhance returns. It was the consensus of the Board that Hillman had provided high quality services to the Fund.

Investment Advisory Fee Rate and Expense Ratio: The Board considered comparison of the Hillman Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group in the Provider Report. The Board noted that the Fund’s contractual advisory fee of 0.70% was equal to the peer group median (the “Median”). The Board noted that the services rendered to the Fund by Hillman included an option strategy, which was not necessarily something utilized by the investment advisers to the funds in the Fund’s peer group. They considered the Fund’s net expense ratio of 0.95% compared favorably to the peer group median of 1.04%. After further consideration, the Board determined that the advisory fee and total net expenses were not unreasonable.

Comparable Accounts: The Board discussed the comparable accounts managed by HCM and the fee structure and servicing requirements for these products, noting that the advisory fee was lower than the fees charged by HCM to certain other clients. The Board also discussed the fees charged by Hillman for model delivery and wrap programs, recognizing that these options presented very different levels of service to the client. The Board concluded that, bearing in mind the limitations of comparing different types of managed accounts, model delivery and wrap accounts, and the different levels of service typically associated with such relationships, the fee structures applicable to HCM’s other clients employing a comparable strategy to the Hillman Fund was not indicative of any unreasonableness with respect to the advisory fees payable by the Hillman Fund.

Performance: The Board reviewed and considered the Hillman Fund’s performance. The Board noted that the Hillman Fund had outperformed its benchmark, the Russell 1000 Value TR Index for the ten- year period, and the Median for the ten-year, and since inception periods, but had underperformed for the one-, three-, and five-year year periods. They discussed the Adviser’s belief that long term outperformance, and adherence to its focus on valuation of companies in its quality universe, typically entails variability around the target benchmark, suggesting that the Adviser should adhere to its investment discipline even through the occasional underperformance period to achieve their long-term objectives. The Board considered the option premium income generated by the option strategy and the benefit to performance. After reviewing the investment performance of the Hillman Fund, the Board concluded that the overall investment performance of the Hillman Fund was satisfactory.

Profitability: The Board received and considered the Adviser’s 2024 profits from its relationship with the Hillman Fund, and estimated profits for 2025, based on an analysis prepared by HCM. The Board observed that the reported and estimated profits before distribution expenses were reasonable on an absolute basis and as a percentage of revenue.

Economies of Scale: The Board considered whether Hillman was benefitting from economies of scale in the provision of services to the Fund and whether such economies were being shared with the Fund’s shareholders under the Hillman Agreement. They considered the prospects for growth of the Hillman Fund and concluded that the expense limitation agreement was adequate at current asset levels, provided meaningful economies to shareholders, and economies of scale would be revisited as Hillman Fund asset levels increase.

26	www.hcmfunds.com

Hillman Value Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement
March 31, 2026 (Unaudited)

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by HCM from its relationship with the Hillman Fund, including research and other support services, noting the Adviser did not receive soft dollars.

Having requested and reviewed such information from HCM as the Board believed to be reasonably necessary to evaluate the terms of the Hillman Agreement and as assisted by the advice of independent counsel, the Board determined that approval of the Hillman Agreement was in the best interests of the Hillman Fund and its shareholders.

Semi-Annual Report | March 31, 2026	27

Hillman Value Fund
is a series of the
ALPS Series Trust

For Shareholder Service Inquiries:

Hillman Value Fund
c/o ALPS Funds
P.O. Box 1920
Denver, CO 80201

Telephone

1-855-400-5944

HCM
HILLMANCAPITAL
MANAGEMENT

Hillman Value Fund distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies. Any proxy disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable to this report.

(a)(5)	Not applicable to this report.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached are filed herewith as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 5, 2026

By:	/s/ Jill McFate
Jill McFate
Treasurer (Principal Financial Officer)

Date:	June 5, 2026